  As filed with the Securities and Exchange Commission on October 3, 2000

                                                      Registration No. 33- 33085
                                                                       811-06032
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                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

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                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 22                   X
                                                  ----                  -

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  31                          X
                                            ----                         -


                       PFL ENDEAVOR VA SEPARATE ACCOUNT
                     -------------------------------------
                          (Exact Name of Registrant)

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                   -----------------------------------------
                          (Former Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                          --------------------------
                              (Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                           Frank A. Camp, Esquire
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


        X       immediately upon filing pursuant to paragraph (b) of
     -------    Rule 485


                on _________ pursuant to paragraph (b) of Rule 485
     -------

                60 days after filing pursuant to paragraph (a) (1) of
     -------    Rule 485


                on _________ pursuant to paragraph (a)(1) of Rule 485
     -------



If appropriate, check the following box:

       [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                    THE ENDEAVOR
                                                                VARIABLE ANNUITY

                                                                  Issued Through
                                                PFL ENDEAVOR VA SEPARATE ACCOUNT
                                                                              by
                                                      PFL LIFE INSURANCE COMPANY

Prospectus
October 9, 2000

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated October 9, 2000. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This flexible premium deferred (group or individual) annuity policy has many investment choices. There is a separate account that currently offers thirty-one mutual fund portfolios from the underlying funds listed below. There is also a fixed account, which offers interest at rates that are guaranteed by PFL Life Insurance Company (PFL). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

ENDEAVOR SERIES TRUST
  Capital Guardian Global Portfolio
  Capital Guardian U.S. Equity Portfolio
  Capital Guardian Value Portfolio
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
  Endeavor Enhanced Index Portfolio
  Endeavor High Yield Portfolio
  Endeavor Janus Growth Portfolio
  Jennison Growth Portfolio
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
  T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES
  Janus Aspen--Aggressive Growth Portfolio
  Janus Aspen--Strategic Value Portfolio
  Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
  Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP)--SERVICE CLASS 2
  Fidelity--VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)--SERVICE CLASS 2
  Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)--SERVICE CLASS 2
  Fidelity--VIP III Growth Opportunities  Portfolio
  Fidelity--VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
  WRL Alger Aggressive Growth
  WRL Gabelli Global Growth
  WRL Goldman Sachs Growth
  WRL Great Companies--Global/2/
  WRL NWQ Value Equity
  WRL Pilgrim Baxter Mid Cap Growth
  WRL Salomon All Cap
  WRL T. Rowe Price Dividend Growth
  WRL T. Rowe Price Small Cap

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  11

1.THE ANNUITY POLICY.......................................................  13

2.PURCHASE.................................................................  13
  Policy Issue Requirements................................................  13
  Premium Payments.........................................................  13
  Initial Premium Requirements.............................................  13
  Additional Premium Payments..............................................  14
  Maximum Total Premium Payments...........................................  14
  Allocation of Premium Payments...........................................  14
  Policy Value.............................................................  14

3.INVESTMENT CHOICES.......................................................  14
  The Separate Account.....................................................  14
  The Fixed Account........................................................  15
  Transfers................................................................  16

4.PERFORMANCE..............................................................  17

5.EXPENSES.................................................................  17
  Surrender Charges........................................................  17
  Excess Interest Adjustment...............................................  18
  Mortality and Expense Risk Fee...........................................  18
  Administrative Charges...................................................  18
  Premium Taxes............................................................  18
  Federal, State and Local Taxes...........................................  19
  Transfer Fee.............................................................  19
  Family Income Protector..................................................  19
  Portfolio Management Fees................................................  19

6.ACCESS TO YOUR MONEY.....................................................  19
  Withdrawals..............................................................  19
  Delay of Payment and Transfers...........................................  19
  Excess Interest Adjustment...............................................  20

7.ANNUITY PAYMENTS (THE INCOME PHASE)......................................  20
  Annuity Payment Options..................................................  20

8.DEATH BENEFIT............................................................  22
  When We Pay A Death Benefit..............................................  22
  When We Do Not Pay A Death Benefit.......................................  22
  Amount of Death Benefit..................................................  23
  Guaranteed Minimum Death Benefit.........................................  23
  Adjusted Partial Withdrawal..............................................  24

9.TAXES....................................................................  24
  Annuity Policies in General..............................................  24
  Qualified and Nonqualified Policies......................................  25
  Withdrawals--Qualified Policies..........................................  25
  Withdrawals--403(b) Policies.............................................  25
  Diversification and Distribution Requirements............................  25
  Withdrawals--Nonqualified Policies.......................................  25
  Taxation of Death Benefit Proceeds.......................................  26
  Annuity Payments.........................................................  26
  Transfers, Assignments or Exchanges of Policies..........................  27
  Possible Tax Law Changes.................................................  27

10.ADDITIONAL FEATURES.....................................................  27
  Systematic Payout Option.................................................  27
  Family Income Protector..................................................  27
  Nursing Care and Terminal Condition Withdrawal Option....................  29
  Unemployment Waiver......................................................  29
  Telephone Transactions...................................................  30
  Dollar Cost Averaging Program............................................  30
  Asset Rebalancing........................................................  30

11.OTHER INFORMATION.......................................................  31
  Ownership................................................................  31
  Assignment...............................................................  31
  PFL Life Insurance Company...............................................  31
  The Separate Account.....................................................  31
  Mixed and Shared Funding.................................................  31
  Reinstatements...........................................................  32
  Voting Rights............................................................  32
  Distributor of the Policies..............................................  32
  Variations in Policy Provisions..........................................  32
  IMSA.....................................................................  32
  Legal Proceedings........................................................  32
  Financial Statements.....................................................  33

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  33

APPENDIX A
  Condensed Financial Information..........................................  34

APPENDIX B
  Historical Performance Data..............................................  39

APPENDIX C
  Policy Variations........................................................  49

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of PFL's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which PFL may offer and into which premium payments may be paid or amounts transferred.

Monthly Anniversary--The same date in each succeeding month as the policy date. For purposes of the variable account, whenever the monthly anniversary falls on a date other than a valuation date, the monthly anniversary will be deemed to be the next valuation date.

Owner--Depending upon the state of issue, owner means either:
 . the individual or entity that owns a certificate under a group contract; or . the individual or entity that owns an individual policy.

Policy--Depending upon the state of issue, policy means either:
 . the individual certificate under a group contract; or . the individual policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial withdrawals (including the net effect of any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 .  service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Separate Account--PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium variable annuity policy offered by PFL Life Insurance Company (PFL, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: thirty-one subaccounts of the separate account and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers thirty-one subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that PFL guarantees. We guarantee to return your investment with at least 3% annual interest for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following mutual fund portfolios described in the underlying fund prospectuses:

Capital Guardian Global Portfolio/(1)/
Capital Guardian U.S. Equity Portfolio/(2)/
Capital Guardian Value Portfolio/(3)/
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Jennison Growth Portfolio/(4)/
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio
Janus Aspen - Aggressive Growth Portfolio -  Service Shares
Janus Aspen - Strategic Value Portfolio -  Service Shares
Janus Aspen - Worldwide Growth Portfolio -  Service Shares
Transamerica VIF Growth Portfolio
Fidelity - VIP Equity-Income Portfolio -  Service Class 2
Fidelity - VIP II Contrafund(R) Portfolio -  Service Class 2
Fidelity - VIP III Growth Opportunities Portfolio - Service Class 2 Fidelity - VIP III Mid Cap Portfolio - Service Class 2
WRL Alger Aggressive Growth
WRL Gabelli Global Growth
WRL Goldman Sachs Growth
WRL Great Companies--Global/2/
WRL NWQ Value Equity
WRL Pilgrim Baxter Mid Cap Growth
WRL Salomon All Cap
WRL T. Rowe Price Dividend Growth
WRL T. Rowe Price Small Cap

/(1)/Formerly known as Endeavor Select Portfolio.
/(2)/Formerly the PFL Endeavor Target Account.
/(3)/Formerly known as Endeavor Value Equity Portfolio.
/(4)/Formerly known as Endeavor Opportunity Value Portfolio.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

Full surrenders, partial withdrawals, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.40% (if you choose the "Return of Premium Death Benefit") or 1.55% (if you choose any other death benefit option) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "family income protector" rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6. ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:
 .  10% of your payments; or
 .  any gains in the policy.

Amounts withdrawn in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial withdrawals.

If you have policy value in the fixed account, you may also take up to the greater of 10% of premium payments or any gains in the policy free of excess interest adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:
 .  5% Annually Compounding
 .  Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
 .  Monthly Step-Up through age 80
 .  Return of Premium

Charges are lower for the Return of Premium Death Benefit than they are for the other three.

These choices are restricted for annuitants and owners over age 74.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider and the rider may vary by state.

 . Under certain medically related circumstances, you may withdraw all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . Under certain unemployment circumstances, you may withdraw all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 . You may make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, either monthly or quarterly, into your choice of one or more subaccounts. This feature is called "dollar cost averaging."

 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features are not available in all states and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. Our right to cancel period is 10 days (after you receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more or less than 10 days to return a policy, or receive a refund of more (or less) than the policy value.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the family income protector, make this policy appropriate for your needs.

Financial Statements. Financial Statements for PFL and the separate account are in the SAI.

12. INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office
Financial Markets Division
Variable Annuity Department
PFL Life Insurance Company
4333 Edgewood Road N.E.
P.O. Box 3183
Cedar Rapids, IA 52406-3183

You may check your policy at www.pfllife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy.

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

     Policy Owner Transaction Expenses
-------------------------------------------
Sales Load On Purchase Payments.......    0
Maximum Surrender Charge
 (as a % of premium payments
  surrendered)/(1)//(2)/..............   7%
Annual Service Charge/(1)/.. $35 Per Policy
Transfer Fee/(1)/......... Currently No Fee

       Separate Account Annual Expenses
  (as a percentage of average account value)
Mortality and Expense Risk Fee/(3)/.....  1.40%
Administrative Charge...................  0.15%
                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..  1.55%

--------------------------------------------------------------------------------
Portfolio Annual Expenses/(4)/ (as a percentage of average net assets and after expense reimbursements)
--------------------------------------------------------------------------------

                                                                        Total
                                                              Total    Account
                                                            Portfolio    and
                             Management  Other      Rule     Annual   Portfolio
                                Fees    Expenses 12b-1 Fees Expenses  Expenses
-------------------------------------------------------------------------------
  Capital Guardian
   Global/(5)/                 1.05%     0.39%      --        1.44%     2.99%
  Capital Guardian U.S.
   Equity/(6)/                 0.85%     0.15%      --        1.00%     2.55%
  Capital Guardian
   Value/(5)//(7)/             0.85%     0.07%     0.08%      1.00%     2.55%
  Dreyfus Small Cap
   Value/(7)/                  0.80%     0.10%     0.32%      1.22%     2.77%
  Dreyfus U.S. Government
   Securities                  0.65%     0.12%      --        0.77%     2.32%
  Endeavor Asset
   Allocation/(7)/             0.75%     0.10%     0.02%      0.87%     2.42%
  Endeavor Money Market        0.50%     0.05%      --        0.55%     2.10%
  Endeavor Enhanced Index      0.75%     0.04%      --        0.79%     2.34%
  Endeavor High Yield/(8)/     0.78%     0.50%      --        1.28%     2.83%
  Endeavor Janus
   Growth/(8)/                 0.80%     0.05%      --        0.85%     2.40%
  Jennison Growth/(5)//(7)/    0.85%     0.05%     0.06%      0.96%     2.51%
  T. Rowe Price Equity
   Income/(7)/                 0.80%     0.07%     0.01%      0.88%     2.43%
  T. Rowe Price Growth
   Stock/(7)/                  0.80%     0.07%     0.01%      0.88%     2.43%
  T. Rowe Price
   International Stock         0.90%     0.10%      --        1.00%     2.55%
  Janus Aspen--Aggressive
   Growth--
   Service Shares/(9)/         0.65%     0.02%     0.25%      0.92%     2.47%
  Janus Aspen--Strategic
   Value--Service
   Shares/(9)/                 0.65%     0.04%     0.25%      0.94%     2.49%
  Janus Aspen--Worldwide
   Growth--
   Service Shares/(9)/         0.65%     0.05%     0.25%      0.95%     2.50%
  Transamerica VIF Growth      0.70%     0.15%      --        0.85%     2.40%
  Fidelity--VIP Equity-
   Income--Service Class
   2/(10)/                     0.48%     0.10%     0.25%      0.83%     2.38%
  Fidelity--VIP II
   Contrafund(R)--Service
   Class 2/(10)/               0.58%     0.12%     0.25%      0.95%     2.50%
  Fidelity--VIP III Growth
   Opportunities--Service
   Class 2/(10)/               0.58%     0.13%     0.25%      0.96%     2.51%
  Fidelity--VIP III Mid
   Cap--Service Class
   2/(10)/                     0.57%     0.43%     0.25%      1.25%     2.80%
  WRL Alger Aggressive
   Growth                      0.80%     0.09%      --        0.89%     2.44%
  WRL Gabelli Global
   Growth/(11)//(12)/          1.00%     0.20%      --        1.20%     2.75%
  WRL Goldman Sachs
   Growth/(11)/                0.90%     0.10%      --        1.00%     2.55%
  WRL Great Companies--
   Global/2//(11)/             0.80%     0.20%      --        1.00%     2.55%
  WRL Janus Global/(13)/       0.80%     0.12%      --        0.92%     2.47%
  WRL NWQ Value Equity         0.80%     0.10%      --        0.90%     2.45%
  WRL Pilgrim Baxter Mid
   Cap Growth/(11)//(12)/      0.90%     0.10%      --        1.00%     2.55%
  WRL Salomon All Cap/(11)/    0.90%     0.10%      --        1.00%     2.55%
  WRL T. Rowe Price
   Dividend
   Growth/(11)//(12)/          0.90%     0.10%      --        1.00%     2.55%
  WRL T. Rowe Price Small
   Cap/(11)/                   0.75%     0.25%      --        1.00%     2.55%

/(1)/ The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(2)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the eighth year after the premium payment was made. If applicable a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

/(3)/ Mortality and expense risk fees shown (1.40%) are for the "5% Annually Compounding Death Benefit," the "Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit," and the "Monthly Step-Up through age 80 Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.25% corresponding fee for the "Return of Premium Death Benefit."

/(4)/ The fee table information relating to the underlying funds was provided to PFL by the underlying funds, their investment advisers or managers, and PFL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. Therefore, PFL disclaims any and all liability for such information.

/(5)/ Capital Guardian Global Portfolio was formerly Endeavor Select Portfolio, Capital Guardian Value Portfolio was formerly Endeavor Value Equity Portfolio and Jennison Growth Portfolio was formerly Endeavor Opportunity Value Portfolio. On October 9, 2000, each Portfolio's advisor and investment policy were changed. The "Other Expenses" shown for 1999 were before these changes occurred. The "Management Fees" shown are the current fees.

/(6)/ Capital Guardian U.S. Equity Portfolio commenced operations on October 9, 2000, so the expenses shown are estimates for the first year of operations.

/(7)/ The Board of Trustees of Endeavor Series Trust (the "Trust") have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

/(8)/  The "Management Fees" have been restated to reflect current fees.

/(9)/ The expenses in the Annuity Policy Fee Table are based on estimated expenses the new Service Shares Class of each portfolio expects to incur in its initial fiscal year.

/(10)/ Service Class 2 expenses are based on estimated expenses for the first year. Fidelity VIP expenses are without any reimbursement.

/(11)/  Because WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth,
        WRL

        Salomon All Cap, WRL T. Rowe Price Dividend Growth and WRL T. Rowe Price Small Cap commenced operations on May 3, 1999, and because WRL Gabelli Global Growth and WRL Great Companies--Global/2/ commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

/(12)/ The Management Fee in the Fee Table is based on portfolio average daily net assets of up to $500 million for WRL Gabelli Global Growth, and up to $100 million for WRL Pilgrim Baxter Mid Cap Growth and WRL T. Rowe Price Dividend Growth. See the underlying fund prospectus for more information.

/(13)/ Effective September 1, 2000, the WRL Janus Global portfolio was closed to new investors.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the family income protector rider has not been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A =  Return of Premium Death Benefit (1.25%)
B = 5% Annually Compounding Death Benefit, Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, or Monthly Step-Up through age 80 Death Benefit (1.40%)

                                  If the Policy is      If the Policy is annuitized at
                               surrendered at the end   the end of the applicable time
                                 of the applicable    period or if the Policy is simply
                                    time period.       kept in the accumulation phase.

                                1     3     5    10      1       3        5        10
  Subaccounts                  Year Years Years Years  Year    Years    Years    Years
----------------------------------------------------------------------------------------
  Capital Guardian Global    A $ 99 $143  $196  $320  $    29  $    89 $    151 $    320
                             -----------------------------------------------------------
                             B $101 $147  $204  $334  $    31  $    93 $    159 $    334
----------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                    A $ 95 $130  $173  $277  $    25  $    76 $    130 $    277
                             -----------------------------------------------------------
                             B $ 96 $134  $181  $292  $    26  $    80 $    137 $    292
----------------------------------------------------------------------------------------
  Capital Guardian Value     A $ 95 $130  $173  $277  $    25  $    76 $    130 $    277
                             -----------------------------------------------------------
                             B $ 96 $134  $181  $292  $    26  $    80 $    137 $    292
----------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A $ 97 $136  $184  $298  $    27  $    82 $    141 $    298
                             -----------------------------------------------------------
                             B $ 98 $141  $192  $313  $    28  $    87 $    148 $    313
----------------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                A $ 92 $123  $161  $253  $    22  $    69 $    118 $    253
                             -----------------------------------------------------------
                             B $ 94 $127  $169  $269  $    24  $    73 $    126 $    269
----------------------------------------------------------------------------------------
  Endeavor Asset
   Allocation                A $ 93 $126  $166  $264  $    23  $    72 $    123 $    264
                             -----------------------------------------------------------
                             B $ 95 $130  $174  $279  $    25  $    76 $    131 $    279
----------------------------------------------------------------------------------------
  Endeavor Money Market      A $ 90 $116  $149  $231  $    20  $    62 $    107 $    231
                             -----------------------------------------------------------
                             B $ 92 $121  $157  $246  $    22  $    67 $    114 $    246
----------------------------------------------------------------------------------------
  Endeavor Enhanced Index    A $ 93 $123  $162  $255  $    23  $    69 $    119 $    255
                             -----------------------------------------------------------
                             B $ 94 $128  $170  $271  $    24  $    74 $    127 $    271
----------------------------------------------------------------------------------------
  Endeavor High Yield        A $ 97 $138  $188  $304  $    27  $    84 $    144 $    304
                             -----------------------------------------------------------
                             B $ 99 $143  $195  $319  $    29  $    89 $    151 $    319
----------------------------------------------------------------------------------------
  Endeavor Janus Growth      A $ 93 $125  $165  $262  $    23  $    71 $    122 $    262
                             -----------------------------------------------------------
                             B $ 95 $130  $173  $277  $    25  $    76 $    130 $    277
----------------------------------------------------------------------------------------
  Jennison Growth            A $ 94 $129  $171  $273  $    24  $    75 $    128 $    273
                             -----------------------------------------------------------
                             B $ 96 $133  $179  $288  $    26  $    79 $    135 $    288
----------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                    A $ 93 $126  $166  $265  $    23  $    72 $    124 $    265
                             -----------------------------------------------------------
                             B $ 95 $131  $174  $280  $    25  $    77 $    131 $    280
----------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                     A $ 93 $126  $166  $265  $    23  $    72 $    124 $    265
                             -----------------------------------------------------------
                             B $ 95 $131  $174  $280  $    25  $    77 $    131 $    280
----------------------------------------------------------------------------------------
  T. Rowe Price
   International Stock       A $ 95 $130  $173  $277  $    25  $    76 $    130 $    277
                             -----------------------------------------------------------
                             B $ 96 $134  $181  $292  $    26  $    80 $    137 $    292
----------------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth--                  A $ 94 $127  $169  $269  $    24  $    73 $    126 $    269
                             -----------------------------------------------------------
   Service Shares            B $ 95 $132  $176  $284  $    25  $    78 $    133 $    284
----------------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value--                   A $ 94 $128  $170  $271  $    24  $    74 $    127 $    271
                             -----------------------------------------------------------
   Service Shares            B $ 96 $132  $178  $286  $    26  $    78 $    134 $    286
----------------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth--                  A $ 94 $128  $170  $272  $    24  $    74 $    127 $    272
                             -----------------------------------------------------------
   Service Shares            B $ 96 $133  $178  $287  $    26  $    79 $    135 $    287
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

EXAMPLES continued

                                   If the Policy is      If the Policy is annuitized at
                                surrendered at the end   the end of the applicable time
                                  of the applicable    period or if the Policy is simply
                                     time period.       kept in the accumulation phase.
                                 1     3     5    10      1       3        5        10
  Subaccounts                   Year Years Years Years  Year    Years    Years    Years
-----------------------------------------------------------------------------------------
  Transamerica VIF Growth     A $93  $125  $165  $262  $    23  $    71 $    122 $    262
                             ------------------------------------------------------------
                              B $95  $130  $173  $277  $    25  $    76 $    130 $    277
-----------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A $93  $125  $164  $260  $    23  $    71 $    121 $    260
                             ------------------------------------------------------------
   Service Class 2            B $94  $129  $172  $275  $    24  $    75 $    129 $    275
-----------------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)              A $94  $128  $170  $272  $    24  $    74 $    127 $    272
                             ------------------------------------------------------------
   Service Class 2            B $96  $133  $178  $287  $    26  $    79 $    135 $    287
-----------------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities              A $94  $129  $171  $273  $    24  $    75 $    128 $    273
                             ------------------------------------------------------------
   Service Class 2            B $96  $133  $179  $288  $    26  $    79 $    135 $    288
-----------------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap                        A $97  $137  $186  $301  $    27  $    83 $    142 $    301
                             ------------------------------------------------------------
   Service Class 2            B $99  $142  $194  $316  $    29  $    88 $    149 $    316
-----------------------------------------------------------------------------------------
  WRL Alger Aggressive
   Growth                     A $94  $126  $167  $266  $    24  $    72 $    124 $    266
                             ------------------------------------------------------------
                              B $95  $131  $175  $281  $    25  $    77 $    132 $    281
-----------------------------------------------------------------------------------------
  WRL Gabelli Global
   Growth                     A $97  $136  $183  $296  $    27  $    82 $    140 $    296
                             ------------------------------------------------------------
                              B $98  $140  $191  $311  $    28  $    86 $    147 $    311
-----------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth    A $95  $130  $173  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $96  $134  $181  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  WRL Great Companies--
   Global(/2/)                A $95  $130  $173  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $96  $134  $181  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  WRL Janus Global            A $94  $127  $169  $269  $    24  $    73 $    126 $    269
                             ------------------------------------------------------------
                              B $95  $132  $176  $284  $    25  $    78 $    133 $    284
-----------------------------------------------------------------------------------------
  WRL NWQ Value Equity        A $94  $127  $168  $267  $    24  $    73 $    125 $    267
                             ------------------------------------------------------------
                              B $95  $131  $175  $282  $    25  $    77 $    132 $    282
-----------------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid
   Cap Growth                 A $95  $130  $173  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $96  $134  $181  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  WRL Salomon All Cap         A $95  $130  $173  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $96  $134  $181  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  WRL T. Rowe Price
   Dividend Growth            A $95  $130  $173  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $96  $134  $181  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  WRL T. Rowe Price Small
   Cap                        A $95  $130  $173  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $96  $134  $181  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1999 expenses of the underlying portfolios, except for Capital Guardian U.S. Equity, Endeavor Janus Growth, WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth, WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth and WRL T. Rowe Price Small Cap (whose expenses listed above are estimated for the first full year of operations). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0299% based on average policy value of $116,930.00.

These examples do not reflect the annual fee of 0.30% of the minimum annuitization value for the family income protector rider. The above expense figures would be approximately $3 per year higher if you elected that rider.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1. THE ANNUITY POLICY

This prospectus describes The Endeavor Variable Annuity policy offered by PFL Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The Endeavor Variable Annuity consists of either:
 .  a group annuity contract that we, PFL Life Insurance Company, issue to the contract holder and an individual certificate that we issue to you; or . an individual policy that we issue to you.

This prospectus describes your individual certificate or policy (both are referred to as the policy in this prospectus). The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider, then PFL will guarantee a minimum amount of your annuity payments.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

PFL will not issue a policy unless:
 .  PFL receives all information needed to issue the policy;
 . PFL receives a minimum initial premium payment; and . The annuitant and any joint owner are age 90 or younger.

Premium Payments

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for PFL to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging fixed account, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently thirty-one variable subaccounts available under the policies for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

ENDEAVOR SERIES TRUST
Subadvised by Capital Guardian Trust Company
  Capital Guardian Global Portfolio
  Capital Guardian U.S. Equity Portfolio
  Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio
Subadvised by Jennison Associates LLC
  Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio

Subadvised by T. Rowe Price International, Inc.
  T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES
Managed by Janus Capital Corporation
  Janus Aspen--Aggressive Growth Portfolio
  Janus Aspen--Strategic Value Portfolio
  Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
  Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND-SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity-VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II-SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity-VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III-SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity-VIP III Growth Opportunities  Portfolio
  Fidelity-VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
  WRL Alger Aggressive Growth
Subadvised by Gabelli Asset Management Company
  WRL Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
  WRL Goldman Sachs Growth
Subadvised by Great Companies, L.L.C.
  WRL Great Companies--Global/2/
Subadvised by NWQ Investment Management Company, Inc.
  WRL NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
  WRL Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
  WRL Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
  WRL T. Rowe Price Dividend Growth
  WRL T. Rowe Price Small Cap

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest in this subaccount.

WRL SERIES FUND, INC.
Subadvised by Janus Capital Corporation
  WRL Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be different for different funds or portfolios and may be based on the amount of assets that PFL or the separate account invest in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of PFL's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with PFL's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or the fixed account as often as you wish within certain limitations.

Transfers from a guaranteed period option of the fixed account are limited to the following:
 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 . Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Transfers out of a subaccount must be at least $500, or the entire subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at least $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

During the income phase of your policy, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4. PERFORMANCE

PFL periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for the family income protector rider. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value (restrictions may apply to qualified policies). Cash value is the adjusted policy value less any applicable surrender charge. We may apply a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses. After the first year, you can withdraw up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of withdrawal. (The free percentage is not cumulative, so not withdrawing anything in one year does not increase the free withdrawal amount in subsequent years.) If you withdraw money in excess of the greater of 10% of your premium payments or any gains in the policy, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each premium payment:

                                                            Surrender Charge
 Number of Years Since                                     (as a percentage of
 Premium Payment Date                                      premium withdrawn)
------------------------------------------------------------------------------
         0 - 1                                                      7%
         1 - 2                                                      7%
         2 - 3                                                      6%
         3 - 4                                                      6%
         4 - 5                                                      5%
         5 - 6                                                      4%
         6 - 7                                                      2%
          8 +                                                       0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free amount of $10,000, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000-$10,000).

You receive the full amount of a requested partial withdrawal because we deduct any applicable surrender charge (and any negative excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option or the unemployment waiver.

Excess Interest Adjustment

Withdrawals of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. See "Excess Interest Adjustment" in Section 6 of this propsectus.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policy. This charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy. We may raise these fees in the future.

Portfolio Management Fees

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 . by making a withdrawal (either a complete or partial withdrawal); or . by taking systematic payouts.

Withdrawals

If you want to make a complete withdrawal, you will receive your cash value.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details.

Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date PFL receives all required information. PFL may defer such payment from the separate account if:

 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Generally, all withdrawals from a guaranteed payment option during the first policy year are subject to an excess interest adjustment. Any amount withdrawn during a subsequent policy year in excess of the free percentage amount is also generally subject to an excess interest adjustment. Beginning in the second policy year, you can, however, withdraw up to the free percentage amount once each policy year without an excess interest adjustment.

There will be no excess interest adjustment on any of the following:

 .  a lump sum withdrawal of up to the free percentage amount;

 .  nursing care and terminal condition withdrawals;

 .  unemployment waiver;

 .  withdrawals to satisfy any minimum distribution requirements; and

 .  systematic payout option payments, which do not exceed 10% of the premium.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95).

Election of Annuity Payment Option. Before the annuity commencement date, if
----------------------------------
the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below (these options are not available under the family income protector). You may choose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:
-----------------------------

Fixed Payments
 .  No Period Certain--We will make level payments only during the annuitant's lifetime.
 .  10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.
 . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Variable Payments
 .  No Period Certain--Payments will be made only during the lifetime of the annuitant.
 . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
--------------------------------------------

Fixed Payments
 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments
 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

NOTE CAREFULLY:
--------------

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

 . the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:
 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 . the person receiving payments dies prior to the end of the guaranteed period;

THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping PFL informed of their current address.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
------------------------------------
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;

THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
-----------------------------------------------
IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:
 . the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the policy value increased or decreased by an excess interest adjustment.

Note carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:

 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 . guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the four guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for death benefits A, B and C.

A. 5% Annually Compounding Death Benefit
   -------------------------------------

  The 5% Annually Compounding Death Benefit is:
  .  the total premium payments; less
  .  any adjusted partial withdrawals; plus
  . interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death.

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

B. Greater of 5% Annually Compounding through age 80 Death Benefit or Annual
   -------------------------------------------------------------------------
   Step-Up through age 80 Death Benefit
   ------------------------------------

  The death benefit under this option is the greater of 1 or 2 below:

  1. The 5% Annually Compounding through age 80 Death Benefit is:
    .  the total premium payments; less
    .  any adjusted partial withdrawals; plus
    . interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
  2. The Annual Step-Up through age 80 Death Benefit is equal to:
    . the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitiant's date of death or the annuitant's 81st birthday; plus
  . any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus
  . any adjusted partial withdrawals subsequent to the date of the policy anniversary with the largest policy value.

  This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

C.Monthly Step-Up through age 80 Death Benefit
  --------------------------------------------
  The Monthly Step-Up through age 80 Death Benefit is:

  . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
  . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
  . any adjusted partial withdrawals subsequent to the date of the monthly anniversary with the largest policy value.

  This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

D.Return of Premium Death Benefit
  -------------------------------
  The Return of Premium Death Benefit is:
  .  total premium payments; less
  . any adjusted partial withdrawals (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option than for the other three.

IF, under all four death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

9. TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policy.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits withdrawals from certain 403(b) policies. Withdrawals can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 . becomes disabled (as that term is defined in the Internal Revenue Code); or . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. PFL may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed. The tax treatment of excess interest adjustments is uncertain. You should consult a tax adviser if a withdrawal results in an excess interest adjustment.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by PFL (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income). The same tax treatment applies to any amounts distributed after an owner's death.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1)is up to 10% (annually) of your premium; and
(2)is any gains in the policy.

This amount may be taken free of surrender charges (and excess interest adjustments). Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The family income protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the family income protector differ from the following description. New Jersey residents should see the separate supplement describing the family income protector for New Jersey.

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
---------------------------

 .  the policy value on the date the rider is issued; plus
 .  any additional premium payments; minus
 . an adjustment for any withdrawals made after the date the rider is issued; . which is accumulated at the annual growth rate written on page one of the rider; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The family income protector payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the family income protector can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new rider's specified benefits and fees may not be as advantageous as before; and
 . you will have a new ten year waiting period before you can exercise the family income protector.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize
-----------------------------------------------------
using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully--If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family
--------------------------------------
income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.30% of the minimum
---------------------------------
annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. The guaranteed payment fee is included on page one of the rider.

Termination. The family income protector is irrevocable. You have the option
-----------
not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),
 .  upgrade of the minimum annuitization value (although a new rider will be issued),
 .  termination of your policy, or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 . employed full time for at least two years prior to becoming unemployed; and . employed full time on the policy date; and . unemployed for at least 60 days in a row at the time of the withdrawal; and . must have a minimum cash value at the time of withdrawal of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy enrollment form or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Dreyfus U.S. Government Securities Subaccount, or the Endeavor Money Market Subaccount, into any other subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:
 . the subaccounts into which money from the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and
 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the dollar cost averaging fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

The Separate Account

PFL established a separate account, called the PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The separate account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to PFL's other income, gains or losses.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is a Transamerica Company and an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6.25% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

Financial Statements

The financial statements of PFL and the subaccounts are included in the SAI. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Family Income Protector--Additional Information
Historical Performance Data
Published Ratings
State Regulation of PFL
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)

                          Accumulation Unit   Accumulation Unit      Number of
                                Value               Value           Accumulation
                         at Beginning of Year  at End of Year   Units at End of Year
------------------------------------------------------------------------------------
Capital Guardian U.S.
 Equity Subaccount***
 1999/(13)/.............      $ 1.121334         $ 0.962537             6,044,674
 1998/(12)/.............      $ 1.000000         $ 1.121334             4,444,952
------------------------------------------------------------------------------------
Dreyfus Small Cap Value
 Subaccount
 1999...................      $ 1.781675         $ 2.270110         8,787,718.359
 1998...................      $ 1.849564         $ 1.781675         7,236,830.344
 1997/(9)/..............      $ 1.635726         $ 1.849564         2,651,783.374
------------------------------------------------------------------------------------
Dreyfus U.S. Government
 Securities Subaccount
 1999...................      $ 1.283673         $ 1.253119         6,668,600.311
 1998...................      $ 1.213942         $ 1.283673         5,114,379.634
 1997/(9)/..............      $ 1.136634         $ 1.213942           858,785.418
------------------------------------------------------------------------------------
Endeavor Asset
 Allocation Subaccount
 1999...................      $ 2.529863         $ 3.148754        10,427,868.661
 1998...................      $ 2.169995         $ 2.529863         7,169,923.981
 1997/(9)/..............      $ 1.998344         $ 2.169995         1,857,541.490
------------------------------------------------------------------------------------
Endeavor Money Market
 Subaccount
 1999...................      $ 1.236621         $ 1.275724        11,328,428.234
 1998...................      $ 1.185346         $ 1.236621         4,060,082.004
 1997/(9)/..............      $ 1.170606         $ 1.185346         1,002,462.071
------------------------------------------------------------------------------------
Endeavor Enhanced Index
 Subaccount
 1999...................      $ 1.574026         $ 1.831468        16,917,672.030
 1998...................      $ 1.216554         $ 1.574026         7,597,253.113
 1997/(9)/..............      $ 1.066111         $ 1.216554         1,987,857.002
------------------------------------------------------------------------------------
Endeavor High Yield
 Subaccount
 1999...................      $ 0.960378         $ 1.000739         3,346,479.952
 1998/(11)/.............      $ 1.000000         $ 0.960378         1,139,786.018
------------------------------------------------------------------------------------
Endeavor Janus Growth
 Subaccount
 1999...................      $31.822714         $49.862043         2,138,499.285
 1998...................      $19.647490         $31.822714         1,055,990.702
 1997/(9)/..............      $18.030324         $19.647490           331,277.459
------------------------------------------------------------------------------------
Jennison Growth
 Subaccount**
 1999...................      $ 1.197263         $ 1.235481         8,078,978.665
 1998...................      $ 1.155963         $ 1.197263         7,330,811.955
 1997/(9)/..............      $ 1.049539         $ 1.155963         2,879,146.147
------------------------------------------------------------------------------------
Capital Guardian Value
 Subaccount**
 1999...................      $ 2.207647         $ 2.107532         9,518,037.409
 1998...................      $ 2.086425         $ 2.207657         8,178,731.965
 1997/(9)/                    $ 1.804168         $ 2.086425         2,607,465.410

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued . . .

                          Accumulation Unit   Accumulation Unit      Number of
                                Value               Value           Accumulation
                         at Beginning of Year  at End of Year   Units at End of Year
------------------------------------------------------------------------------------
Capital Guardian Global
 Subaccount**
 1999...................      $1.051197           $1.530432         6,125,056.867
 1998/(10)/.............      $1.000000           $1.051197         5,686,375.448
------------------------------------------------------------------------------------
T. Rowe Price Equity
 Income Subaccount......
 1999...................      $2.060734           $2.099660        15,216,376.264
 1998...................      $1.923303           $2.060734        12,371,479.613
 1997/(9)/..............      $1.663897           $1.923303         3,943,109.487
------------------------------------------------------------------------------------
T. Rowe Price
 International Stock
 Subaccount.............
 1999...................      $1.529380           $1.993345         7,730,718.841
 1998...................      $1.345339           $1.529380         6,282,060.011
 1997/(9)/..............      $1.432514           $1.345339         2,717,945.242
------------------------------------------------------------------------------------
T. Rowe Price Growth
 Stock Subaccount.......
 1999...................      $2.586964           $3.112902        10,308,335.059
 1998...................      $2.041653           $2.586964         7,055,527.601
 1997/(9)/..............      $1.774078           $2.041653         1,909,047.791

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)

                          Accumulation Unit   Accumulation Unit      Number of
                                Value               Value           Accumulation
                         at Beginning of Year  at End of Year   Units at End of Year
------------------------------------------------------------------------------------
Capital Guardian U.S.
 Equity Subaccount***
 1999/(13)/.............      $1.122170           $0.964682             3,560,121
 1998/(12)/.............      $1.000000           $1.122170             1,697,953
------------------------------------------------------------------------------------
Dreyfus Small Cap Value
 Subaccount
 1999...................      $1.785929           $2.278888        49,653,848.359
 1998...................      $1.851229           $1.785929        59,347,329.564
 1997...................      $1.496065           $1.851229        63,123,931.161
 1996...................      $1.206843           $1.496065        51,124,831.634
 1995...................      $1.072941           $1.206843        40,635,696.978
 1994...................      $1.107747           $1.072941        32,607,348.474
 1993/(3)/..............      $1.000000           $1.107747        11,449,956.948
------------------------------------------------------------------------------------
Dreyfus U.S. Government
 Securities Subaccount
 1999...................      $1.286733           $1.255919        38,368,703.838
 1998...................      $1.215033           $1.286733        41,241,127.664
 1997...................      $1.128769           $1.215033        30,043,275.031
 1996...................      $1.124292           $1.128769        17,561,825.527
 1995...................      $0.985803           $1.124292         8,456,764.729
 1994/(4)/..............      $0.998670           $0.985803         3,102,671.789
------------------------------------------------------------------------------------
Endeavor Asset
 Allocation Subaccount
 1999...................      $2.535888           $3.160924       100,119,683.393
 1998...................      $2.171948           $2.535888       116,236,043.595
 1997...................      $1.833135           $2.171948       127,262,704.167
 1996...................      $1.577873           $1.833135       124,998,927.667
 1995...................      $1.301669           $1.577873       122,974,873.030
 1994...................      $1.393488           $1.301669       130,909,987.116
 1993...................      $1.209859           $1.393488        69,252,242.665
 1992...................      $1.125386           $1.209859        11,637,563.615
 1991/(1)/..............      $1.000000           $1.125386         3,775,618.731
------------------------------------------------------------------------------------
Endeavor Money Market
 Subaccount
 1999...................      $1.239556           $1.280646        57,250,677.280
 1998...................      $1.196418           $1.239556        51,024,317.036
 1997...................      $ 1.15422           $1.196418        28,678,037.042
 1996...................      $ 1.11571           $ 1.15422        26,461,099.190
 1995...................      $ 1.07242           $ 1.11571        21,103,926.232
 1994...................      $ 1.05150           $ 1.07242        17,836,839.874
 1993...................      $ 1.04313           $ 1.05150        12,190,857.625
 1992...................      $ 1.02803           $ 1.04313         4,334,947.760
 1991/(1)/..............      $ 1.00000           $ 1.02803         1,855,372.177
------------------------------------------------------------------------------------
Endeavor Enhanced Index
 Subaccount
 1999...................      $1.577775           $1.838549        20,376,496.984
 1998...................      $1.217647           $1.577775        13,701,547.835
 1997/(7)/..............      $1.000000           $1.217647         9,296,582.067
------------------------------------------------------------------------------------
Endeavor High Yield
 Subaccount
 1999...................      $0.961203           $1.003083         8,977,276.504
 1998/(11)/ ............      $1.000000           $0.961203         6,199,317.634

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued . . .

                          Accumulation Unit   Accumulation Unit      Number of
                                Value               Value           Accumulation
                         at Beginning of Year  at End of Year   Units at End of Year
------------------------------------------------------------------------------------
Endeavor Janus Growth
 Subaccount
 1999...................      $31.898334         $50.054351        13,723,324.372
 1998...................      $19.665157         $31.898334        15,001,694.599
 1997...................      $16.964068         $19.665157        16,307,024.863
 1996...................      $14.583843         $16.964068        15,174,482.394
 1995...................      $10.051117         $14.583843        13,337,196.679
 1994...................      $11.114865         $10.051117        12,758,957.591
 1993...................      $10.839753         $11.114865         9,252,403.800
 1992/(8)/..............      $10.000000         $10.839753         1,119,066.376
------------------------------------------------------------------------------------
Jennison Growth
 Subaccount**
 1999...................      $ 1.200101         $ 1.240246        16,283,827.424
 1998...................      $ 1.156993         $ 1.200101        18,189,950.241
 1997...................      $ 1.004355         $ 1.156993        14,927,829.243
 1996/(6)/..............      $ 1.000000         $ 1.004355           314,119.406
------------------------------------------------------------------------------------
Capital Guardian Value
 Subaccount**
 1999...................      $ 2.212928         $ 2.115695        66,030,029.169
 1998...................      $ 2.086130         $ 2.212928        78,666,773.562
 1997...................      $ 1.694854         $ 2.086130        82,171,833.799
 1996...................      $ 1.387903         $ 1.694854        65,227,195.342
 1995...................      $ 1.045610         $ 1.387903        46,194,663.692
 1994...................      $ 1.018576         $ 1.045610        30,512,231.489
 1993/(2)/..............      $ 1.000000         $ 1.018576        10,958,836.984
------------------------------------------------------------------------------------
Capital Guardian Global
 Subaccount**
 1999...................      $ 1.052609         $ 1.534754         8,189,238.812
 1998/(10)/.............      $ 1.000000         $ 1.052609         7,340,386.987
------------------------------------------------------------------------------------
T. Rowe Price Equity
 Income Subaccount
 1999...................      $ 2.065623         $ 2.107761        74,445,822.349
 1998...................      $ 1.925022         $ 2.065623        83,821,265.291
 1997...................      $ 1.521680         $ 1.925022        79,662,847.306
 1996...................      $ 1.287240         $ 1.521680        42,673,040.677
 1995/(5)/..............      $ 1.000000         $ 1.287240        14,943,358.393
------------------------------------------------------------------------------------
T. Rowe Price Growth
 Stock Subaccount
 1999...................      $ 2.593121         $ 3.124914        42,063,488.642
 1998...................      $ 2.043487         $ 2.593121        45,596,534.725
 1997...................      $ 1.611613         $ 2.043487        44,624,829.320
 1996...................      $ 1.353339         $ 1.611613        30,237,847.748
 1995/(5)/..............      $ 1.000000         $ 1.353339        14,196,707.745
------------------------------------------------------------------------------------
T. Rowe Price
 International Stock
 Subaccount
 1999...................      $ 1.533035         $ 2.001071        77,283,279.960
 1998...................      $ 1.346560         $ 1.533035        90,839,071.438
 1997...................      $ 1.330640         $ 1.346560       101,220,764.948
 1996...................      $ 1.171039         $ 1.330640        91,462,303.686
 1995...................      $ 1.073958         $ 1.171039        75,065,177.549
 1994...................      $ 1.156482         $ 1.073958        76,518,044.179
 1993...................      $ 0.989782         $ 1.156482        45,569,234.403
 1992...................      $ 1.041235         $ 0.989782         6,368,485.858
 1991/(1)/..............      $ 1.000000         $ 1.041235         3,068,279.081

/(1)/ Period from April 8, 1991 through December 31, 1991. /(2)/ Period from May 27, 1993 through December 31, 1993.
/(3)/ Period from May 4, 1993 through December 31, 1993.
/(4)/ Period from May 9, 1994 through December 31, 1994.
/(5)/ Period from January 3, 1995 through December 31, 1995. /(6)/ Period from November 18, 1996, through December 31, 1996. /(7)/ Period from May 1, 1997 through December 31, 1997.
/(8)/ Period from July 1, 1992 through December 31, 1992.
/(9)/ Period from May 23, 1997 through December 31, 1997. /(10)/ Period from February 2, 1998 through December 31, 1998. /(11)/ Period from June 2, 1998 through December 31, 1998. /(12)/ Period from July 1, 1998 through December 31, 1998. /(13)/ Period from January 1, 1999 through December 31, 1999.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the corresponding unit values for each death benefit did not change.
** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.
*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

The Transamerica VIF Growth Subaccount, Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity-- VIP III Growth Opportunities Subaccount, Fidelity--VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount , WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

PFL may advertise historical yields and total returns for the subaccounts of the separate account. In addition, PFL may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market
--------------------------------
Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money
-----------------
Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they do not reflect the rider charge for the optional family income protector. To the extent that any or all of a premium tax is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.40% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit, or the 1.25% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                   TABLE 1--A
                     Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector)
--------------------------------------------------------------------------------
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                   Inception
                                 1 Year   5 Year    of the
                                 Ended    Ended   Subaccount     Subaccount
          Subaccount            12/31/99 12/31/99 to 12/31/99  Inception Date
-------------------------------------------------------------------------------
Capital Guardian Global/(1)/..   40.42%    N/A      22.73%    February 2, 1998
Capital Guardian U.S.
 Equity/(2)/..................    N/A      N/A        N/A      October 9, 2000
Capital Guardian Value/(1)/...  (10.00%)  14.76%    11.78%      May 27, 1993
Dreyfus Small Cap Value/(3)/..   22.14%   15.88%    12.90%       May 4, 1993
Dreyfus U.S. Government
 Securities...................  (7.83%)   4.51%      3.72%       May 9, 1994
Endeavor Asset Allocation.....   19.17%   19.05%    13.88%      April 8, 1991
Endeavor Enhanced Index.......   11.02%    N/A      24.36%       May 1, 1997
Endeavor High Yield...........  (1.21%)    N/A      (3.44%)     June 2, 1998
Endeavor Janus Growth/(4)/....   51.59%   37.56%    23.72%      July 1, 1992
Jennison Growth/(1)/..........  (2.23%)    N/A       5.97%    November 18, 1996
T. Rowe Price Equity Income...  (3.54%)    N/A      15.63%     January 3, 1995
T. Rowe Price Growth Stock....   15.01%    N/A      25.24%     January 3, 1995
T. Rowe Price International
 Stock(/5/)...................   25.08%   12.85%     8.06%      April 8, 1991
Janus Aspen--Aggressive
 Growth--Service Shares/(6)/..    N/A      N/A        N/A            N/A
Janus Aspen--Strategic Value--
 Service Shares/(6)/..........    N/A      N/A        N/A            N/A
Janus Aspen--Worldwide
 Growth--Service Shares/(6)/..    N/A      N/A        N/A            N/A
Transamerica VIF Growth/(6)/..    N/A      N/A        N/A        May 1, 2000
Fidelity--VIP Equity-Income--
 Service Class 2/(6)/.........    N/A      N/A        N/A        May 1, 2000
Fidelity--VIP II
 Contrafund(R)--Service Class
 2/(6)/.......................    N/A      N/A        N/A        May 1, 2000
Fidelity--VIP III Growth
 Opportunities--Service Class
 2/(6)/.......................    N/A      N/A        N/A        May 1, 2000
Fidelity--VIP III Mid Cap--
 Service Class 2/(6)/.........    N/A      N/A        N/A        May 1, 2000
WRL Alger Aggressive
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL Gabelli Global
 Growth/(6)/..................    N/A      N/A        N/A            N/A
WRL Goldman Sachs
 Growth(/6/)..................    N/A      N/A        N/A        May 1, 2000
WRL Great Companies--Global/2/
 /(6)/........................    N/A      N/A        N/A            N/A
WRL Janus Global/(6)//(7)/....    N/A      N/A        N/A        May 1, 2000
WRL NWQ Value Equity/(6)/.....    N/A      N/A        N/A        May 1, 2000
WRL Pilgrim Baxter Mid Cap
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL Salomon All Cap/(6)/......    N/A      N/A        N/A        May 1, 2000
WRL T. Rowe Price Dividend
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL T. Rowe Price Small
 Cap/(6)/.....................    N/A      N/A        N/A        May 1, 2000

                                  TABLE 1 - B
                     Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                            1 Year   5 Year  Inception of the    Subaccount
                            Ended    Ended    Subaccount to       Inception
Subaccount                 12/31/99 12/31/99     12/31/99           Date
-------------------------------------------------------------------------------
Capital Guardian
 Global/(1)/.............   40.64%    N/A         22.92%      February 2, 1998
Capital Guardian U.S.
 Equity/(2)/.............    N/A      N/A          N/A         October 9, 2000
Capital Guardian
 Value/(1)/..............   <9.86%>  14.92%       11.92%        May 27, 1993
Dreyfus Small Cap
 Value/(3)/..............   22.33%   16.05%       13.06%         May 4, 1993
Dreyfus U.S. Government
 Securities..............   <7.85%>  4.64%        3.84%          May 9, 1994
Endeavor Asset
 Allocation..............   19.36%   19.23%       14.04%        April 8, 1991
Endeavor Enhanced Index..   11.19%    N/A         24.54%         May 1, 1997
Endeavor High Yield......   <1.05%>   N/A         <3.29%>       June 2, 1998
Endeavor Janus
 Growth/(4)/.............   51.82%   37.77%       23.90%        July 1, 1992
Jennison Growth/(1)/.....   <2.07%>   N/A          6.13%      November 18, 1996
T. Rowe Price Equity
 Income..................   <3.39%>   N/A         15.80%       January 3, 1995
T. Rowe Price Growth
 Stock...................   15.19%    N/A         25.42%       January 3, 1995
T. Rowe Price
 International
 Stock/(5)/..............   25.28%   13.02%       8.23%         April 8, 1991
Janus Aspen - Aggressive
 Growth - Service
 Shares/(6)/.............    N/A      N/A          N/A               N/A
Janus Aspen - Strategic
 Value - Service
 Shares/(6)/.............    N/A      N/A          N/A               N/A
Janus Aspen - Worldwide
 Growth - Service
 Shares/(6)/.............    N/A      N/A          N/A               N/A
Transamerica VIF
 Growth/(6)/.............    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP Equity-
 Income - Service Class
 2/(6)/..................    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP II
 Contrafund(R) - Service
 Class 2/(6)/............    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP III Growth
 Opportunities - Service
 Class 2/(6)/............    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP III Mid
 Cap - Service Class
 2/(6)/..................    N/A      N/A          N/A           May 1, 2000
WRL Alger Aggressive
 Growth/(6)/.............    N/A      N/A          N/A           May 1, 2000
WRL Gabelli Global
 Growth/(6)/.............    N/A      N/A          N/A               N/A
WRL Goldman Sachs
 Growth/(6)/.............    N/A      N/A          N/A           May 1, 2000
WRL Great Companies -
  Global/2/ /(6)/........    N/A      N/A          N/A               N/A
WRL Janus
 Global/(6)//(7)/........    N/A      N/A          N/A           May 1, 2000
WRL NWQ Value
 Equity/(6)/.............    N/A      N/A          N/A           May 1, 2000
WRL Pilgrim Baxter Mid
 Cap Growth/(6)/.........    N/A      N/A          N/A           May 1, 2000
WRL Salomon All
 Cap/(6)/................    N/A      N/A          N/A           May 1, 2000
WRL T. Rowe Price
 Dividend Growth/(6)/....    N/A      N/A          N/A           May 1, 2000
WRL T. Rowe Price Small
 Cap/(6)/................    N/A      N/A          N/A           May 1, 2000

/(1)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.
/(2)/ Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
/(3)/ Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.

/(4)/ Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Janus Growth Portfolio.
/(5)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non- U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(6)/ The Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus
      Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity-- VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.
/(7)/ The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.
* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.

                                   TABLE 2--A
                 Non-Standardized Average Annual Total Returns
           (Assuming No Surrender Charge or Family Income Protector)
--------------------------------------------------------------------------------
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                   Inception
                                 1 Year   5 Year    of the       Subaccount
                                 Ended    Ended   Subaccount      Inception
Subaccount                      12/31/99 12/31/99 to 12/31/99       Date
-------------------------------------------------------------------------------
Capital Guardian Global/(1)/..   45.59%    N/A       24.96%   February 2, 1998
Capital Guardian U.S.
 Equity/(2)/..................    N/A      N/A        N/A      October 9, 2000
Capital Guardian Value/(1)/...   (4.54%)  14.99%     11.88%     May 27, 1993
Dreyfus Small Cap Value/(3)/..   27.41%   16.09%     12.99%      May 4, 1993
Dreyfus U.S. Government
 Securities...................   (2.38%)   4.84%     4.01%       May 9, 1994
Endeavor Asset Allocation.....   24.46%   19.24%     13.91%     April 8, 1991
Endeavor Enhanced Index.......   16.36%    N/A       25.45%      May 1, 1997
Endeavor High Yield...........    4.20%    N/A       0.05%      June 2, 1998
Endeavor Janus Growth/(4)/....   56.69%   37.66%     23.76%     July 1, 1992
Jennison Growth/(1)/..........    3.19%    N/A       6.99%    November 18, 1996
T. Rowe Price Equity Income...    1.89%    N/A       15.94%    January 3, 1995
T. Rowe Price Growth Stock....   20.33%    N/A       25.45%    January 3, 1995
T. Rowe Price International
 Stock/(5)/...................   30.34%   13.09%     8.10%      April 8, 1991
Janus Aspen - Aggressive
 Growth - Service
 Shares/(6)/..................    N/A      N/A        N/A            N/A
Janus Aspen - Strategic
 Value - Service Shares/(6)/..    N/A      N/A        N/A            N/A
Janus Aspen - Worldwide
 Growth - Service
 Shares/(6)/..................    N/A      N/A        N/A            N/A
Transamerica VIF Growth/(6)/..    N/A      N/A        N/A        May 1, 2000
Fidelity - VIP Equity-Income -
  Service Class 2/(6)/........    N/A      N/A        N/A        May 1, 2000
Fidelity - VIP II
 Contrafund(R) - Service Class
 2/(6)/.......................    N/A      N/A        N/A        May 1, 2000
Fidelity - VIP III Growth
 Opportunities
 - Service Class 2/(6)/.......    N/A      N/A        N/A        May 1, 2000
Fidelity - VIP III Mid Cap -
  Service Class 2/(6)/........    N/A      N/A        N/A        May 1, 2000
WRL Alger Aggressive
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL Gabelli Global
 Growth/(6)/..................    N/A      N/A        N/A            N/A
WRL Goldman Sachs
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL Great Companies -
  Global/2//(6)/..............    N/A      N/A        N/A            N/A
WRL Janus Global/(6)//(7)/....    N/A      N/A        N/A        May 1, 2000
WRL NWQ Value Equity/(6)/.....    N/A      N/A        N/A        May 1, 2000
WRL Pilgrim Baxter Mid Cap
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL Salomon All Cap/(6)/......    N/A      N/A        N/A        May 1, 2000
WRL T. Rowe Price Dividend
 Growth/(6)/..................    N/A      N/A        N/A        May 1, 2000
WRL T. Rowe Price Small
 Cap/(6)/.....................    N/A      N/A        N/A        May 1, 2000

--------------------------------------------------------------------------------

                                  TABLE 2 - B
                 Non-Standardized Average Annual Total Returns
           (Assuming No Surrender Charge or Family Income Protector)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                            1 Year   5 Year  Inception of the    Subaccount
                            Ended    Ended    Subaccount to       Inception
Subaccount                 12/31/99 12/31/99     12/31/99           Date
-------------------------------------------------------------------------------
Capital Guardian
 Global/(1)/.............   45.80%    N/A         25.15%      February 2, 1998
Capital Guardian U.S.
 Equity/(2)/.............    N/A      N/A          N/A         October 9, 2000
Capital Guardian
 Value/(1)/..............   (4.39%)  15.14%       12.02%        May 27, 1993
Dreyfus Small Cap
 Value/(3)/..............   27.60%   16.26%       13.16%         May 4, 1993
Dreyfus U.S. Government
 Securities..............  (2.39%)   4.96%        4.14%          May 9, 1994
Endeavor Asset
 Allocation..............   24.65%   19.42%       14.08%        April 8, 1991
Endeavor Enhanced Index..   16.53%    N/A         25.63%         May 1, 1997
Endeavor High Yield......   4.36%     N/A         0.19%         June 2, 1998
Endeavor Janus
 Growth/(4)/.............   56.92%   37.86%       23.94%        July 1, 1992
Jennison Growth/(1)/.....    3.35%    N/A          7.15%      November 18, 1996
T. Rowe Price Equity
 Income..................   2.04%     N/A         16.10%       January 3, 1995
T. Rowe Price Growth
 Stock...................   20.51%    N/A         25.63%       January 3, 1995
T. Rowe Price
 International
 Stock/(5)/..............   30.53%   13.25%       8.26%         April 8, 1991
Janus Aspen - Aggressive
 Growth - Service
 Shares/(6)/.............    N/A      N/A          N/A               N/A
Janus Aspen - Strategic
 Value - Service
 Shares/(6)/.............    N/A      N/A          N/A               N/A
Janus Aspen - Worldwide
 Growth - Service
 Shares/(6)/.............    N/A      N/A          N/A               N/A
Transamerica VIF
 Growth/(6)/.............    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP Equity-
 Income - Service Class
 2/(6)/..................    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP II
 Contrafund(R) - Service
 Class 2/(6)/............    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP III Growth
 Opportunities - Service
 Class 2/(6)/............    N/A      N/A          N/A           May 1, 2000
Fidelity - VIP III Mid
 Cap - Service Class
 2/(6)/..................    N/A      N/A          N/A           May 1, 2000
WRL Alger Aggressive
 Growth/(6)/.............    N/A      N/A          N/A           May 1, 2000
WRL Gabelli Global
 Growth/(6)/.............    N/A      N/A          N/A               N/A
WRL Goldman Sachs
 Growth/(6)/.............    N/A      N/A          N/A           May 1, 2000
WRL Great Companies -
  Global/2/ /(6)/........    N/A      N/A          N/A               N/A
WRL Janus
 Global/(6)//(7)/........    N/A      N/A          N/A           May 1, 2000
WRL NWQ Value
 Equity/(6)/.............    N/A      N/A          N/A           May 1, 2000
WRL Pilgrim Baxter Mid
 Cap Growth/(6)/.........    N/A      N/A          N/A           May 1, 2000
WRL Salomon All
 Cap/(6)/................    N/A      N/A          N/A           May 1, 2000
WRL T. Rowe Price
 Dividend Growth/(6)/....    N/A      N/A          N/A           May 1, 2000
WRL T. Rowe Price Small
 Cap/(6)/................    N/A      N/A          N/A           May 1, 2000

/(1)/Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.
/(2)/Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
/(3)/Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.
/(4)/Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the WRL Janus Growth

   Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Janus Growth Portfolio.
/(5)/Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(6)/The Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus
     Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity-- VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.
/(7)/The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, PFL may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, PFL may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence. Such fees and charges include the mortality and expense risk fee and the administrative charge.

                                   TABLE 3--A
             Adjusted Historical Average Annual Total Returns/(1)/
           (Assuming No Surrender Charge or Family Income Protector)
--------------------------------------------------------------------------------
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                                Corresponding
                                                   10 Year        Portfolio
           Portfolio              1 Year  5 Year or Inception  Inception Date
-------------------------------------------------------------------------------
Capital Guardian Global.........  45.59%   N/A      24.96%    February 3, 1998
Capital Guardian U.S. Equity....    N/A    N/A       N/A       October 9, 2000
Capital Guardian Value..........  (4.54%) 14.99%    11.88%      May 27, 1993
Dreyfus Small Cap Value/(2)/....  27.41%  16.09%    12.99%       May 4, 1993
Dreyfus U.S. Government
 Securities.....................  (2.38%) 4.84%     4.01%       May 13, 1994
Endeavor Asset Allocation.......  24.46%  19.24%    13.91%      April 8, 1991
Endeavor Enhanced Index.........  16.36%   N/A      25.45%       May 1, 1997
Endeavor High Yield.............   4.20%   N/A      0.05%       June 1, 1998
Endeavor Janus Growth...........    N/A    N/A      35.08%       May 1, 1999
Jennison Growth.................   3.19%   N/A      6.99%     November 18, 1996
T. Rowe Price Equity Income.....   1.89%   N/A      15.94%     January 3, 1995
T. Rowe Price Growth Stock......  20.33%   N/A      25.45%     January 3, 1995
T. Rowe Price International
 Stock/(3)/.....................  30.34%  13.09%    8.10%       April 8, 1991
Janus Aspen - Aggressive
 Growth - Service Shares........    N/A    N/A       N/A      December 31, 1999
Janus Aspen - Strategic Value -
  Service Shares................    N/A    N/A       N/A      December 31, 1999
Janus Aspen - Worldwide Growth -
  Service Shares................    N/A    N/A       N/A      December 31, 1999
Transamerica VIF Growth/(4)/....  35.72%  45.88%   27.77%+    February 26, 1969
Fidelity - VIP Equity-Income -
  Service Class 2/(5)/..........   4.63%  16.76%   12.72%+     October 9, 1986
Fidelity - VIP II
 Contrafund(R) - Service Class
 2/(5)/.........................  22.27%   N/A      25.76%     January 3, 1995
Fidelity - VIP III Growth
 Opportunities -Service Class
 2/(5)/.........................   2.58%   N/A      19.66%     January 3, 1995
Fidelity - VIP III Mid Cap -
  Service Class 2/(5)/..........  46.72%   N/A      50.74%    December 28, 1998
WRL Alger Aggressive Growth.....  66.50%  34.56%    28.38%      March 1, 1994
WRL Gabelli Global Growth.......    N/A    N/A       N/A      September 1, 2000
WRL Goldman Sachs Growth........    N/A    N/A      16.62%       May 3, 1999
WRL Great Companies -
  Global/(2)/...................    N/A    N/A       N/A      September 1, 2000
WRL Janus Global................  68.58%  30.94%    25.98%    December 3, 1992
WRL NWQ Value Equity............   6.29%   N/A      9.07%        May 1, 1996
WRL Pilgrim Baxter Mid Cap
 Growth.........................    N/A    N/A      76.30%       May 3, 1999
WRL Salomon All Cap.............    N/A    N/A      14.41%       May 3, 1999
WRL T. Rowe Price Dividend
 Growth.........................    N/A    N/A     (8.36%)       May 3, 1999
WRL T. Rowe Price Small Cap.....    N/A    N/A      37.13%       May 3, 1999
-------------------------------------------------------------------------------
+ Ten Year Date

                                  TABLE 3 - B
             Adjusted Historical Average Annual Total Returns/(1)/
           (Assuming No Surrender Charge or Family Income Protector)
--------------------------------------------------------------------------------
                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                                Corresponding
                                                   10 Year        Portfolio
           Portfolio              1 Year  5 Year or Inception  Inception Date
-------------------------------------------------------------------------------
Capital Guardian Global.........  45.80%   N/A      25.15%    February 3, 1998
Capital Guardian U.S. Equity....    N/A    N/A       N/A       October 9, 2000
Capital Guardian Value..........  (4.39%) 15.14%    12.02%      May 27, 1993
Dreyfus Small Cap Value/(2)/....  27.60%  16.26%    13.16%       May 4, 1993
Dreyfus U.S. Government
 Securities.....................  (2.39%) 4.96%     4.14%       May 13, 1994
Endeavor Asset Allocation.......  24.65%  19.42%    14.08%      April 8, 1991
Endeavor Enhanced Index.........  16.53%   N/A      25.63%       May 1, 1997
Endeavor High Yield.............   4.36%   N/A      0.19%       June 1, 1998
Endeavor Janus Growth...........    N/A    N/A      35.21%       May 1, 1999
Jennison Growth.................   3.35%   N/A      7.15%     November 18, 1996
T. Rowe Price Equity Income.....   2.04%   N/A      16.10%     January 3, 1995
T. Rowe Price Growth Stock......  20.51%   N/A      25.63%     January 3, 1995
T. Rowe Price International
 Stock/(3)/.....................  30.53%  13.25%    8.26%       April 8, 1991
Janus Aspen - Aggressive
 Growth - Service Shares........    N/A    N/A       N/A      December 31, 1999
Janus Aspen - Strategic Value -
  Service Shares................    N/A    N/A       N/A      December 31, 1999
Janus Aspen - Worldwide Growth -
  Service Shares................    N/A    N/A       N/A      December 31, 1999
Transamerica VIF Growth/(4)/....  35.92%  39.58%   25.07%+    February 26, 1969
Fidelity - VIP Equity-Income -
  Service Class 2/(5)/..........   4.78%  16.94%   12.89%+     October 9, 1986
Fidelity - VIP II
 Contrafund(R) - Service Class
 2/(5)/.........................  22.45%   N/A      25.95%     January 3, 1995
Fidelity - VIP III Growth
 Opportunities - Service Class
 2/(5)/.........................   2.74%   N/A      19.83%     January 3, 1995
Fidelity - VIP III Mid Cap -
  Service Class 2/(5)/..........  46.94%   N/A      50.96%    December 28, 1998
WRL Alger Aggressive Growth.....  66.75%  34.76%    28.57%      March 1, 1994
WRL Gabelli Global Growth.......    N/A    N/A       N/A      September 1, 2000
WRL Goldman Sachs Growth........    N/A    N/A      16.74%       May 3, 1999
WRL Great Companies -
  Global/(2)/...................    N/A    N/A       N/A      September 1, 2000
WRL Janus Global................  68.82%  31.13%    26.17%    December 3, 1992
WRL NWQ Value Equity............   6.45%   N/A      9.24%        May 1, 1996
WRL Pilgrim Baxter Mid Cap
 Growth.........................    N/A    N/A      76.46%       May 3, 1999
WRL Salomon All Cap.............    N/A    N/A      14.52%       May 3, 1999
WRL T. Rowe Price Dividend
 Growth.........................    N/A    N/A     (8.26%)       May 3, 1999
WRL T. Rowe Price Small Cap.....    N/A    N/A      37.26%       May 3, 1999
-------------------------------------------------------------------------------

+ Ten Year Date
/(1)/The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
/(2)/Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.
/(3)/Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price
     International, Inc. became the adviser to the Portfolio.
/(4)/The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(5)/Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.
* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                                   APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

                                                      Approximate First Issue
 Policy Form/Endorsement............................  Date
 AV201 101 65 189 (Policy Form).....................  January 1991
 AE830 292 (endorsement)............................  May 1992
 AE847 394 (endorsement)............................  June 1994
 AE871 295 (endorsement)............................  May 1995
 AV254 101 87 196 (Policy Form).....................  June 1996
 AE909 496 (endorsement)............................  June 1996
 AE890 196 (endorsement)............................  June 1996
 AV320 101 99 197 (Policy Form).....................  May 1997
 AE945 197 (endorsement)............................  May 1997
 AV376 101 106 1197 (Policy Form)...................  May 1998
 AV432 101 114 199 (Group Policy Form)..............  May 2000
 AV494 101 124 100 (Individual Policy Form).........  May 2000

Product             AV201 101 65 189          AV201 101          AV201 101 65 189,      AV254 101 87 196,
Feature                                       65 189,            AE847 394, and         AE909 496, and
                                              AE830 292,         AE871 295              AE890 196
                                              and
                                              AE847 394
------------------------------------------------------------------------------------------------------------
Product             AV320 101 99 197 and      AV376 101 106 1197 and    AV432 101 114 199 and
Feature             AE945 197                 AE 945 197                AV494 101 124 100
------------------------------------------------------------------------------------------------------------

Excess          N/A                        N/A                N/A                    Yes
Interest
Adjustment
------------------------------------------------------------------------------------------------------------
Excess          Yes                        Yes                        Yes
Interest
Adjustment
------------------------------------------------------------------------------------------------------------

Guaranteed      Total premiums paid,       5% Annually        5% Annually            5% Annually
Minimum         less any partial           Compounding        Compounding            Compounding
Death Benefit   withdrawals and            (Option A).        (Option A) or Annual   (Option A) or Annual
Option(s)       any surrender                                 Step-Up (Option B).    Step-Up (Option B).
                charges made before                           Option A is only       Option A is only
                death, accumulated at                         available if owner and available if owner
                4% to the date we                             annuitant are both     and annuitant are both
                receive due proof of death                    under age 75.          under age 75.
                or the policy value on the
                date we receive due
                proof of death,
                which ever is greater.
------------------------------------------------------------------------------------------------------------
Guaranteed      5% Annually                5% Annually                5% Annually
Minimum         Compounding                Compounding (Option        Compounding
Death Benefit   (Option A), Annual         A), Double Enhanced        (Option A), Greater of
Option(s)       Step-Up (Option B),        (Option B), or Return of   5% Annually
                or Return of Premium       Premium (Option C).        Compounding through
                (Option C). Option A is    Option A is only           age 80 or Annual
                only available if owner    available if owner         Step-Up through age 80
                and annuitant are both     and annuitant              (Option B), Return of
                under age 75. Option B     are both under Age 75.     Premium (Option C),
                is only available if owner Option B is only           and Monthly Step-Up
                and annuitant are          available if owner         through age 80 (Option
                under age 81.              and annuitant are          D). Option A is only
                                           both under age 81.         available if owner and
                                                                      annuitant are both under
                                                                      age 75. Option B and D
                                                                      are only available if
                                                                      owner and annuitant are
                                                                      both under age 81.
------------------------------------------------------------------------------------------------------------

Guaranteed      1 and 3 year guaranteed    1 and 3 year       1 and 3 year           1, 3, 5, and 7 year
Period          periods available.         guaranteed         guaranteed             guaranteed periods
Options                                    periods available. periods available.     available.
(available in
the fixed
account)
------------------------------------------------------------------------------------------------------------
Guaranteed      1, 3, 5 and 7 year         1, 3, 5, and 7 year        1, 3, 5, and 7 year
Period          guaranteed periods         guaranteed periods         guaranteed periods
Options         available.                 available.                 available.
(available in
the fixed
account)
------------------------------------------------------------------------------------------------------------

Minimum         4%                         4%                 4%                     3%
effective
annual
interest rate
applicable to
the
fixed account
------------------------------------------------------------------------------------------------------------
Minimum         3%                         3%                         3%
effective
annual
interest rate
applicable to
the
fixed account
------------------------------------------------------------------------------------------------------------

Asset           N/A                        N/A                N/A                    Yes
Rebalancing
------------------------------------------------------------------------------------------------------------
Asset           Yes                        Yes                        Yes
Rebalancing
------------------------------------------------------------------------------------------------------------

Death Proceeds  Greater of 1) the policy   Greater of (a)     Greatest of (a) policy Greatest of (a) annuity
                value on the date we       policy             value and              purchase value, (b)
                receive due proof of       value and (b)      (b) guaranteed         cash value, and
                death, or 2) the total     5%                 minimum                (c) guaranteed
                premiums paid for this     Annually           death benefit          minimum death
                policy, less any partial   Compounding                               benefit.
                withdrawals and any        Death Benefit
                surrender charges made
                before death, accumulated
                at 4% interest per annum
                to the date we receive due
                proof of death
------------------------------------------------------------------------------------------------------------
Death Proceeds  Greatest of (a) policy     Greatest of (a) policy     Greatest of (a) policy
                value, (b) cash value, and value, (b) cash value,     value, (b) cash value,
                (c) guaranteed minimum     and (c) guaranteed         and (c) guaranteed
                death benefit.             minimum                    minimum death benefit.
                                           death benefit.
------------------------------------------------------------------------------------------------------------

Distribution    N/A                        N/A                N/A                    N/A
Financing
Charge
------------------------------------------------------------------------------------------------------------
Distribution    Applicable                 Applicable                 N/A
Financing
Charge
------------------------------------------------------------------------------------------------------------


Product         AV201 101 65 189   AV201 101 65    AV201 101 65 189,  AV254 101 87 196,     AV320 101 99 197
Feature                            189, AE830      AE847 394, and     AE909 496, and        and AE945 197
                                   292,            AE871 295          AE890 196
                                   and AE847 394
-----------------------------------------------------------------------------------------------------------------
Is Mortality &  No                No             No                  No                  No
Expense
Risk Fee
different
after the
annuity
commencement
date?
-----------------------------------------------------------------------------------------------------------------
Product           AV376 101 106 1197     AV432 101 114 199
Feature           and AE 945 197         and AV494 101 124 100
-----------------------------------------------------------------------------------------------------------------
Is Mortality &  Yes (1.10%, plus       Yes (1.25%, plus
Expense         administrative charge, administrative charge,
Risk Fee        regardless of death    regardless of death
different       benefit chosen         benefit chosen prior
after the       prior to the annity    to the annuity
annuity         commencement date)     commencement date.)
commencement
date?
-----------------------------------------------------------------------------------------------------------------

Dollar Cost     N/A               N/A            N/A                 Yes                 Yes
Averaging
Fixed Account
Option
-----------------------------------------------------------------------------------------------------------------
Dollar Cost     Yes                    Yes
Averaging
Fixed Account
Option
-----------------------------------------------------------------------------------------------------------------

Service Charge  $35 assessed on   $35 assessed   Assessed only on a  Assessed only on a  Assessed either on a
                each policy       on each policy policy anniversary; policy anniversary; policy anniversary or
                anniversary. Not  anniversary.   Waived if sum of    Waived if sum of    on surrender; Waived
                deducted from     Not deducted   premium payments    premium             if sum of premium
                the fixed         from the fixed less partial        payments less       payments less partial
                account.          account.       withdrawals is at   partial withdrawals withdrawals or the
                                                 least $50,000 on    is at least         policy value is at least
                                                 the policy          $50,000 on the      $50,000 on the policy
                                                 anniversary. Not    policy anniversary. anniversary or at the
                                                 deducted from the   Not deducted        time of surrender.
                                                 fixed account.      from the fixed      The service charge is
                                                                     account.            deducted pro-rata
                                                                                         from the investment
                                                                                         options.
-----------------------------------------------------------------------------------------------------------------
Service Charge  Assessed either on a   Assessed either on a
                policy anniversary or  policy anniversary or
                on surrender;          on surrender; Waived
                Waived if sum of       if sum of premium
                premium payments       payments less partial
                less partial           withdrawals or the
                withdrawals or the     policy value is at least
                policy value is at     $50,000 on The policy
                least $50,000 on the   anniversary or at the
                policy anniversary or  time of surrender. The
                at the time of         service charge is
                surrender. The service deducted pro-rata from
                charge is deducted     the investment options.
                pro-rata from the
                investment options.
-----------------------------------------------------------------------------------------------------------------

Nursing Care    N/A               Yes            Yes                 Yes                 Yes
and
Terminal
Condition
Withdrawal
Option
-----------------------------------------------------------------------------------------------------------------
Nursing Care    Yes                    Yes
and
Terminal
Condition
Withdrawal
Option
-----------------------------------------------------------------------------------------------------------------
Unemployment    N/A                    Yes
WaiverUnemployment    N/A               N/A            N/A                 N/A                 N/A
Waiver

                                                   THE ENDEAVOR VARIABLE ANNUITY

                                                                       Issued by
                                                      PFL LIFE INSURANCE COMPANY

Supplement Dated October 9, 2000
to the
Prospectus dated October 9, 2000

For New Jersey policies, the optional family income protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "family income protector" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the family income protector is added when you
---------------------------
purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the family income protector is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the family income protector on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the family income protector, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the other annuity payment options listed in the prospectus. The family income protector payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years

   Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Please note that if you annuitize using the family income protector before the 10/th/ rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the family
--------------------------------------
income protector on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the family income
-----------------------------
protector before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

                                                               Age Adjustment:
                                                               Number of Years
 Number of Years Since                                         Subtracted from
    the Rider Date                                                Your Age
------------------------------------------------------------------------------
          0-1                                                         10
          1-2                                                          9
          2-3                                                          8
          3-4                                                          7
          4-5                                                          6
          5-6                                                          5
          6-7                                                          4
          7-8                                                          3
          8-9                                                          2
         9-10                                                          1
          >10                                                          0

Please note that the minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value at any time before your 95/th/ birthday.

If you upgrade:

 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Family Income Protector. You can annuitize using
-----------------------------------------------------
the family income protector at any time before your 95/th/ birthday. For your convenience, we will put the last date to annuitize using the family income protector on page one of the rider.

Note Carefully:

 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family
--------------------------------------
income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.35% of the minimum
---------------------------------
annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider.

Termination. The family income protector will terminate upon the earliest of
-----------
the following:

 .  the date we receive written notice from you requesting termination of the family income protector;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                 Issued through

                        PFL ENDEAVOR VA SEPARATE ACCOUNT

                                   Offered by

                           PFL LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated October 9, 2000 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: October 9, 2000

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   3
THE POLICY--GENERAL PROVISIONS.............................................   5
  Owner....................................................................   5
  Entire Policy............................................................   5
  Misstatement of Age or Sex...............................................   6
  Addition, Deletion or Substitution of Investments........................   6
  Excess Interest Adjustment...............................................   6
  Reallocation of Annuity Units After the Annuity Commencement Date........  10
  Annuity Payment Options..................................................  10
  Death Benefit............................................................  11
  Death of Owner...........................................................  14
  Assignment...............................................................  14
  Evidence of Survival.....................................................  14
  Non-Participating........................................................  14
  Amendments...............................................................  14
  Employee and Agent Purchases.............................................  15
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  15
  Tax Status of the Policy.................................................  15
  Taxation of PFL..........................................................  19
INVESTMENT EXPERIENCE......................................................  19
  Accumulation Units.......................................................  19
  Annuity Unit Value and Annuity Payment Rates.............................  21
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION............................  22
HISTORICAL PERFORMANCE DATA................................................  25
  Money Market Yields......................................................  25
  Other Subaccount Yields..................................................  26
  Total Returns............................................................  26
  Other Performance Data...................................................  27
  Adjusted Historical Performance Data.....................................  27
  Past Performance for the Target Account..................................  28
PUBLISHED RATINGS..........................................................  28
STATE REGULATION OF PFL....................................................  28
ADMINISTRATION.............................................................  29
RECORDS AND REPORTS........................................................  29
DISTRIBUTION OF THE POLICIES...............................................  29
VOTING RIGHTS..............................................................  29
OTHER PRODUCTS.............................................................  30
CUSTODY OF ASSETS..........................................................  30
LEGAL MATTERS..............................................................  30
INDEPENDENT AUDITORS.......................................................  30
OTHER INFORMATION..........................................................  30
FINANCIAL STATEMENTS.......................................................  31

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge.

Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers, from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of PFL's general assets and which are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which PFL may offer, into which premiums may be paid or amounts may be transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--Depending upon the state of issue, owner means either:
 . the individual or entity that owns a certificate under a group contract; or . the individual or entity that owns an individual policy.

Participant--A person who makes premium payments or for whom premium payments are made under the policy.

Policy--Depending upon the state of issue, policy means either:
 . the individual certificate under a group contract; or . the individual policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus

 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus
 .  service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year--A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on surrenders of, or partial withdrawals from, the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between PFL and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to PFL.

Addition, Deletion, or Substitution of Investments

PFL cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the separate account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                                S* (G-C)* (M/12)

S  = Gross amount being withdrawn that is subject to the excess interest adjustment
G  = Guaranteed interest rate in effect for the policy
C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  = Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*  = multiplication
/\ = exponentiation

                  Example 1 (Surrender, rates increase by 3%):

  Single premium:                                      $50,000.00
----------------------------------------------------------------------------------------------------
  Guarantee period:                                    5 Years
----------------------------------------------------------------------------------------------------
  Guarantee rate:                                      5.50% per annum
----------------------------------------------------------------------------------------------------
  Surrender:                                           middle of contract year 2
----------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2            = 50,000.00 * (1.055)/\ 1.5 = 54,181.21
----------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract year 2     = 50,000.00 * .10 = 5,000.00
----------------------------------------------------------------------------------------------------
  (assume any gain in the policy is less than 10%
  of premium)
----------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment         = 54,181.21-5,000.00 = 49,181.21
----------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                     = 50,000.00 * (1.03)/\ 1.5 = 52,266.79
----------------------------------------------------------------------------------------------------
  Excess interest adjustment
----------------------------------------------------------------------------------------------------
  G = .055
----------------------------------------------------------------------------------------------------
  C = .085
----------------------------------------------------------------------------------------------------
  M = 18
----------------------------------------------------------------------------------------------------
  Excess interest adjustment                           = S* (G-C)* (M/12)
----------------------------------------------------------------------------------------------------
                                                       = 49,181.21 * (.055-.085) * (18/12)
                                                       = -2,213.15, but excess interest
                                                       adjustment cannot cause the adjusted policy
                                                       value to fall below the excess interest
                                                       adjustment floor, so the adjustment is
                                                       limited to 52,266.79-54,181.21
                                                       = -1,914.42
----------------------------------------------------------------------------------------------------
  Adjusted policy value                                = policy value + excess interest adjustment
                                                       = 54,181.21 + (-2,213.15) = 51,968.06
----------------------------------------------------------------------------------------------------
  Surrender charges                                    = (50,000.00-5,000.00)* .07 = 3,150.00
----------------------------------------------------------------------------------------------------
  Net surrender value at middle of contract year 2     = 54,181.21-3,150.00 = 51,031.21
----------------------------------------------------------------------------------------------------

                  Example 2 (Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------
  Single premium:                                    $50,000.00
-------------------------------------------------------------------------------------------------
  Guarantee period:                                  5 Years
-------------------------------------------------------------------------------------------------
  Guarantee rate:                                    5.50% per annum
-------------------------------------------------------------------------------------------------
  Surrender:                                         middle of contract year 2
-------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2          = 50,000* (1.055)/\ 1.2 = 54,181.21
-------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract          = 50,000.00 * .10 = 5,000.00
  year 2 (assume any gain in the policy is
  less than 10% of premium)
-------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment       = 54,181.21-5,000.00 = 49,181.21
-------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                   = 50,000* (1.03)/\ 1.5 = 52,266.79
-------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------
  C = .045
-------------------------------------------------------------------------------------------------
  M = 18
-------------------------------------------------------------------------------------------------
  Excess interest adjustment                         = S* (G-C)* (M/12)
-------------------------------------------------------------------------------------------------
                                                     = 49,181.21* (.055-.045)* (18/12) = 737.72
-------------------------------------------------------------------------------------------------
  Adjusted policy value                              = 54,181.21+737.72 = 54,918.93
-------------------------------------------------------------------------------------------------
  Surrender charges                                  = (50,000.00-5,000.00)* .07 = 3,150.00
-------------------------------------------------------------------------------------------------
  Net surrender value at middle of contract year 2   = 54,918.93-3,150.00 = 51,768.93
-------------------------------------------------------------------------------------------------

On a partial withdrawal, PFL will pay the policyholder the full amount of withdrawal requested (as long as the policy value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:

                                  R -  E + SC

R   = the requested partial withdrawal;
E   = the excess interest adjustment; and
SC  = the surrender charges on (EPW-E); where
EPW = the excess partial withdrawal amount.

             Example 3 (Partial Withdrawal, rates increase by 1%):

-------------------------------------------------------------------------------------------------
  Single premium:                                  $50,000.00
-------------------------------------------------------------------------------------------------
  Guarantee period:                                5 Years
-------------------------------------------------------------------------------------------------
  Guarantee rate:                                  5.50% per annum
-------------------------------------------------------------------------------------------------
  Partial withdrawal:                              $20,000; middle of contract year 2
-------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2        = 50,000* (1.055)/\ 1.2 = 54,181.21
-------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract        = 50,000.00 * .10 = 5,000.00
  year 2 (assume any gain in policy is less
  than 10% of premium)
-------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
-------------------------------------------------------------------------------------------------
  S = 20,000-5,000.00 = 15,000.00
-------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------
  C = .065
-------------------------------------------------------------------------------------------------
  M = 18
-------------------------------------------------------------------------------------------------
  E = 15,000.00* (.055-.065)* (18/12) = -225.00
-------------------------------------------------------------------------------------------------
  EPW = 20,000.00-5,000.00 = 15,000.00
-------------------------------------------------------------------------------------------------
  SC = .07* (15,000.00-(-225.00) = 1,065.75
-------------------------------------------------------------------------------------------------
  Remaining policy value at middle of contract     = 54,181.21-(R-E+ surrender charge)
  year 2
-------------------------------------------------------------------------------------------------
                                                   = 54,181.21-(20,000.00-(-225.00) + 1,065.75)
                                                   = 32,890.46
-------------------------------------------------------------------------------------------------

             Example 4 (Partial Withdrawal, rates decrease by 1%):

-------------------------------------------------------------------------------------------------
  Single premium:                                  $50,000.00
-------------------------------------------------------------------------------------------------
  Guarantee period:                                5 Years
-------------------------------------------------------------------------------------------------
  Guarantee rate:                                  5.50% per annum
-------------------------------------------------------------------------------------------------
  Partial withdrawal:                              $20,000; middle of contract year 2
-------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2        = 50,000.00* (1.055)/\ 1.5 = 54,181.21
-------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract        = 50,000.00 * .10 = 5,000.00
  year 2 (assume any gain in the policy is
  less than 10% of premium)
-------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
-------------------------------------------------------------------------------------------------
  S = 20,000-5,000.00 = 15,000.00
-------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------
  C = .045
-------------------------------------------------------------------------------------------------
  M = 18
-------------------------------------------------------------------------------------------------
  E = 15,000.00 * (.055-.045)* (18/12) = 225.00
-------------------------------------------------------------------------------------------------
  EPW = 20,000.00-5,000.00 = 15,000.00
-------------------------------------------------------------------------------------------------
  SC = .07 * (15,000.00-225.00) = 1,034.25
-------------------------------------------------------------------------------------------------
  Remaining policy value at middle of contract     = 54,181.21-(R-E+surrender charge)
  year 2
-------------------------------------------------------------------------------------------------
                                                   = 54,181.21-(20,000.00-225.00+1,034.25)
                                                   = 33,371.96
-------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and
(ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

        Annuity Commencement Date                 Adjusted Age
        -------------------------                 ------------
               Before 2001                         Actual Age
                2001-2010                      Actual Age minus 1
                2011-2020                      Actual Age minus 2
                2021-2030                      Actual Age minus 3
                2031-2040                      Actual Age minus 4
                After 2040                    As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death
---------------------------
benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:
(1) is the gross partial withdrawals, where gross partial withdrawal = requested withdrawal--excess interest adjustment + surrender charges on (excess partial withdrawal--excess interest adjustment); and
(2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

                                   Example 1
                          (Assumed Facts for Example)

------------------------------------------------------------------------------
  $75,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
  6%      current surrender charge percentage
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $5,000  surrender charge-free amount (assumes penalty free withdrawal is available)
------------------------------------------------------------------------------
  $10,000 excess partial withdrawal (amount subject to surrender charge)
------------------------------------------------------------------------------
  $ 100   excess interest adjustment (assumes interest rates have decreased since initial guarantee)
------------------------------------------------------------------------------
  $ 594   surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06* (10,000-100)
------------------------------------------------------------------------------
  $10,194 reduction in policy value due to excess partial withdrawal = 10,000-
          100+594
------------------------------------------------------------------------------
  $23,241 adjusted partial withdrawal = (5,000+10,494) * (75,000/50,000)
------------------------------------------------------------------------------
  $51,759 New guaranteed minimum death benefit (after withdrawal) = 75,000-
          23,241
------------------------------------------------------------------------------
  $34,506 New policy value (after withdrawal) = 50,000-15,494

Summary:
--------
Reduction in guaranteed minimum death benefit  = $23,241
Reduction in policy value                      = $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                   Example 2
                          (Assumed Facts for Example)

------------------------------------------------------------------------------
  $50,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $75,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
  6%      current surrender charge percentage
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 7,500 surrender charge-free amount (assumes penalty free withdrawal is available)
------------------------------------------------------------------------------
  $ 7,500 excess partial withdrawal (amount subject to surrender charge)
------------------------------------------------------------------------------
  $ -100  excess interest adjustment (assumes interest rates have increased since initial guarantee)
------------------------------------------------------------------------------
  $ 456   surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06*[(7500-(-100)]
------------------------------------------------------------------------------
  $ 8,056 reduction in policy value due to excess partial
          withdrawal = 7500-(-100) + 456 = 7500 + 100 + 456
------------------------------------------------------------------------------
  $15,556 adjusted partial withdrawal = (7,500 + 8056) * (75,000/75,000)
------------------------------------------------------------------------------
  $34,444 New guaranteed minimum death benefit (after withdrawal) = 50,000-
          15,556
------------------------------------------------------------------------------
  $59,444 New policy value (after withdrawal) = 75,000-15,556

Summary:
--------
Reduction in guaranteed minimum death benefit  = $15,556
Reduction in policy value                      = $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant that is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the enrollment form will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

Non-Participating

The policy will not share in PFL's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain
-------------------------
specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional
-------------------------------
individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth
IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 591/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, PFL may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the separate account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:
    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
    (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
    (3) a per share credit or charge for any taxes determined by PFL to have resulted during the valuation period from the investment operations of the subaccount;
(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.
(c) is the charge for mortality and expense risk during the valuation period, equal on an annual basis to 1.40% (for each of the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit) and 1.25% (for the Return of Premium Death Benefit) of the daily net asset value of the subaccount, plus the 0.15% administrative charge.

     Illustration of Separate Account Accumulation Unit Value Calculations
                (Assumes 5% Annually Compounding Death Benefit)
       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                        -----------
                             D

 Where: A = The net asset value of an underlying
            fund share as of the end of the
            current valuation period.
            Assume                                                A = $11.57
        B = The per share amount of any dividend
            or capital gains distribution since
            the end of the immediately preceding
            valuation period.
            Assume                                                B = 0
        C = The per share charge or credit for
            any taxes reserved for at the end of
            the current valuation period.
            Assume                                                C = 0
        D = The net asset value of an underlying
            fund share at the end of the
            immediately preceding valuation
            period.
            Assume                                                D = $11.40
        E = The daily deduction for the
            mortality and expense risk fee and
            the administrative charge, which
            totals 1.55% on an annual basis. On
            a daily basis, E equals .0000421409.

Then, the net investment factor = (11.57 + 0-0)-.0000421409 = Z = 1.0148701398
                                  -------------
                                     (11.40)

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The accumulation unit value
            for the immediately
            preceding valuation period.
            Assume                             = $X
        B = The net investment factor
            for the current valuation
            period.
            Assume                             = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

For the separate account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by
(c), where:
  (a) is the variable annuity unit value on the immediately preceding business day;
  (b) is the net investment factor for the valuation period; and
  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

 Where: A = annuity unit value for the
            immediately preceding
            valuation period.
             Assume                            = $X
        B = Net investment factor for
            the valuation period for
            which the annuity unit value
            is being calculated.
              Assume                           = Y
        C = A factor to neutralize the
            assumed interest rate of 5%
            built into the Annuity
            Tables used.
              Assume                           = Z

Then, the annuity unit value is:

    $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         ------
                                         $1,000

 Where: A = The adjusted policy
            value as of the annuity
            commencement date.
            Assume                             = $X
        B = The Annuity purchase rate
            per $1,000 of adjusted
            policy value based upon
            the option selected, the
            sex and adjusted age of
            the annuitant according to
            the tables contained in
            the policy.
            Assume                             = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

 Where: A = The dollar amount of the
            first monthly variable
            annuity payment.
            Assume                             = $X
        B = The annuity unit value for the
            valuation date on which the
            first monthly payment is due.
            Assume                             = $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:
 .  there were no subsequent premium payments or withdrawals;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the family income protector;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the family income protector rider); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No              Life 10 = Life Annuity with 10 Years
            Period Certain                              Certain

--------------------------------------------------------------------------------------------
  Rider Anniversary at
  Exercise Date                   Male                 Female           Joint & Survivor
--------------------------------------------------------------------------------------------
                           Life Only   Life 10   Life Only   Life 10   Life Only   Life 10
--------------------------------------------------------------------------------------------
      10 (age 70)           $1,135     $1,067     $  976     $  949     $  854      $ 852
--------------------------------------------------------------------------------------------
           15                1,833      1,634      1,562      1,469      1,332      1,318
--------------------------------------------------------------------------------------------
      20 (age 80)            3,049      2,479      2,597      2,286      2,145      2,078
--------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of withdrawals on the minimum annuitization value are as follows:

------------------------------------------------------------------------------------------------------
                                   Example 1
------------------------------------------------------------------------------------------------------
                                  Assumptions
------------------------------------------------------------------------------------------------------
  . minimum annuitization value on last policy anniversary:    $10,000
------------------------------------------------------------------------------------------------------
  . minimum annuitization value at time of distribution:       $10,500
------------------------------------------------------------------------------------------------------
  . policy value at time of distribution:                      $15,000
------------------------------------------------------------------------------------------------------
  . distribution amount:                                       $   500
------------------------------------------------------------------------------------------------------
  . prior distribution in current policy year:                 None
------------------------------------------------------------------------------------------------------
                                        Calculations
------------------------------------------------------------------------------------------------------
  . maximum annual free amount:                                $10,000 X 6% = $600
------------------------------------------------------------------------------------------------------
  . policy value after distribution:                           $15,000-$500 = $14,500
------------------------------------------------------------------------------------------------------
  . minimum annual value after distribution:                   $10,500-$500 = $10,000
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                   Example 2
------------------------------------------------------------------------------------------------------
                                  Assumptions
------------------------------------------------------------------------------------------------------
  . minimum annuitization value on last policy anniversary:    $10,000
------------------------------------------------------------------------------------------------------
  . minimum annuitization value at time of distribution:       $10,500
------------------------------------------------------------------------------------------------------
  . policy value at time of distribution:                      $15,000
------------------------------------------------------------------------------------------------------
  . distribution amount:                                       $ 1,500
------------------------------------------------------------------------------------------------------
  . prior distribution in current policy year:                 $ 1,000
------------------------------------------------------------------------------------------------------
                                        Calculations
------------------------------------------------------------------------------------------------------
  . maximum annual free amount:                                $   0.0
------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 X 6% = $600])
------------------------------------------------------------------------------------------------------
  . policy value after distribution:                           $15,000-$1,500 = $13,500
------------------------------------------------------------------------------------------------------
    (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
------------------------------------------------------------------------------------------------------
  . minimum annual value after distribution:                   $10,500-(10% X $10,500) = $9,450
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                   Example 3
----------------------------------------------------------------------------------------------------
                                  Assumptions
----------------------------------------------------------------------------------------------------
  . minimum annuitization value on last policy anniversary:    $10,000
----------------------------------------------------------------------------------------------------
  . minimum annuitization value at time of distribution:       $10,500
----------------------------------------------------------------------------------------------------
  . policy value at time of distribution:                      $ 7,500
----------------------------------------------------------------------------------------------------
  . distribution amount:                                       $ 1,500
----------------------------------------------------------------------------------------------------
  . prior distribution in current policy year:                 $ 1,000
----------------------------------------------------------------------------------------------------
                                  Calculations
----------------------------------------------------------------------------------------------------
  . maximum annual free amount:                                $   0.0
----------------------------------------------------------------------------------------------------
    (prior distributions have exceeded the current year free amount of $600 [$10,000 X 6% = $600])
----------------------------------------------------------------------------------------------------
  . policy value after distribution:                           $ 7,500-$1,500 = $6,000
----------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
----------------------------------------------------------------------------------------------------
  . minimum annual value after distribution:                   $10,500-(20% X $10,500) = $8,400
----------------------------------------------------------------------------------------------------

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES=   Per unit expenses of the subaccount for the 7-day period.
UV=   The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365///7/ - 1

Where:
NCS= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES=   Per unit expenses of the subaccount for the 7-day period.
UV=   The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.84%, and the effective yield was 3.91% for the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.99%, and the effective yield was 4.07% for the Return of Premium Death Benefit.

Other Subaccount Yields

PFL may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ -  1)

Where:
NI= Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES=   Expenses of the subaccount for the 30-day period.
U=    The average number of units outstanding.
UV= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

PFL may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1+T)/N/ =  ERV

Where:
T=    The average annual total return net of subaccount recurring charges.
ERV= The ending redeemable value of the hypothetical account at the end of the period.
P=    A hypothetical initial payment of $1,000.
N=    The number of years in the period.

Other Performance Data

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                               CTR = (ERV / P)-1

Where:
CTR= The cumulative total return net of subaccount recurring charges for the period.
ERV= The ending redeemable value of the hypothetical investment at the end of the period.
P=    A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

Past Performance for the Target Account

--------------------------------------------------------------------------------
                     Standard Average Annual Total Returns
--------------------------------------------------------------------------------
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------
                                                  Inception
                                                    of the
                                     1 Year       Subaccount        Subaccount
                                     Ended            to            Inception
Subaccount                          12/31/99       12/31/99            Date
--------------------------------------------------------------------------------
The Dow/SM/ Target 5 (July Series)  (19.68%)        (6.24%)        July 1, 1998
--------------------------------------------------------------------------------
                     Return of Premium Death Benefit*
              (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                     1 Year        Subaccount       Subaccount
                                     Ended             to           Inception
Subaccount                          12/31/99        12/31/99           Date
--------------------------------------------------------------------------------
The Dow/SM/ Target 5 (July Series)  (19.56%)        (6.09%)        July 1, 1998
--------------------------------------------------------------------------------

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

                               PUBLISHED RATINGS

PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL. The ratings should not be considered as bearing on the safety or investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by PFL. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies, however, PFL reserves the right to do so.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 1999 and 1998 the amount paid to AFSG Securities Corporation was $25,271,316.00 and $13,075,039.78, respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $8,891,105.79 and $29,678,498, respectively.

                                 VOTING RIGHTS

To the extent required by law, PFL will vote the underlying funds' shares held by the separate account at special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

PFL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to PFL relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of certain subaccounts of PFL Endeavor VA Separate Account, which are available for investment by The Endeavor Variable Annuity policyowners as of December 31, 1999, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of The PFL Endeavor VA Separate Account, which are available for investment by the PFL Endeavor Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of PFL, which are included in this SAI, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   3
  Statements of Operations--Statutory Basis.................................   5
  Statements of Changes in Capital and Surplus--Statutory Basis.............   6
  Statements of Cash Flows--Statutory Basis.................................   7
  Notes to Financial Statements--Statutory Basis............................   9
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  28
  Supplementary Insurance Information.......................................  29
  Reinsurance...............................................................  31

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial statement schedules required by
Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effect of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Admitted Assets
Cash and invested assets:
 Cash and short-term investments........................ $    53,695 $   83,289
 Bonds..................................................   4,892,156  4,822,442
 Stocks:
   Preferred............................................      17,074     14,754
   Common (cost: 1999--$61,813; 1998--$34,731)..........      71,658     49,448
   Affiliated entities (cost: 1999--$10,318; 1998--
    $8,060).............................................       6,764      5,613
 Mortgage loans on real estate..........................   1,339,202  1,012,433
 Real estate, at cost less accumulated depreciation
  ($10,891 in 1999; $9,500 in 1998):
   Home office properties...............................       7,829      8,056
   Properties acquired in satisfaction of debt..........      16,336     11,778
   Investment properties................................      33,707     44,325
 Policy loans...........................................      59,871     60,058
 Other invested assets..................................     123,722     76,482
                                                         ----------- ----------
     Total cash and invested assets.....................   6,622,014  6,188,678
Premiums deferred and uncollected.......................      14,656     15,318
Accrued investment income...............................      65,364     65,308
Receivable from affiliate...............................         --         643
Federal income taxes recoverable........................       1,335        639
Transfers from separate accounts due or accrued.........      92,309     70,866
Other assets............................................      30,119     29,511
Separate account assets.................................   4,905,374  3,348,611
                                                         ----------- ----------
Total admitted assets................................... $11,731,171 $9,719,574
                                                         =========== ==========

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Liabilities and Capital and Surplus
Liabilities:
 Aggregate reserves for policies and contracts:
   Life................................................. $ 1,552,781 $1,357,175
   Annuity..............................................   4,036,751  3,925,293
   Accident and health..................................     254,571    205,736
 Policy and contract claim reserves:
   Life.................................................       8,681      9,101
   Accident and health..................................      37,466     48,906
 Other policyholders' funds.............................     172,774    162,266
 Remittances and items not allocated....................      33,020     19,690
 Asset valuation reserve................................     103,193     91,588
 Interest maintenance reserve...........................      36,120     50,575
 Short-term notes payable to affiliates.................     144,500      9,421
 Other liabilities......................................      70,717     76,766
 Payable for securities.................................      15,136     57,645
 Payable to affiliates..................................      11,517        --
 Separate account liabilities...........................   4,899,289  3,342,884
                                                         ----------- ----------
Total liabilities.......................................  11,376,516  9,357,046
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares autho-
  rized, 266,000 issued and outstanding.................       2,660      2,660
 Paid-in surplus........................................     154,282    154,282
 Unassigned surplus.....................................     197,713    205,586
                                                         ----------- ----------
Total capital and surplus...............................     354,655    362,528
                                                         ----------- ----------
Total liabilities and capital and surplus............... $11,731,171 $9,719,574
                                                         =========== ==========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                  Year ended December 31
                                                1999       1998        1997
                                             ---------- ----------  ----------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life.................................... $  227,510 $  516,111  $  202,435
    Annuity.................................  1,413,049    667,920     657,695
    Accident and health.....................    160,570    178,593     207,982
  Net investment income.....................    437,549    446,984     446,424
  Amortization of interest maintenance re-
   serve....................................      7,588      8,656       3,645
  Commissions and expense allowances on
   reinsurance ceded........................     24,741     32,781      49,859
  Separate account fee income...............     49,826     37,137         --
                                             ---------- ----------  ----------
                                              2,320,833  1,888,182   1,568,040
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health benefits...    115,621    135,184     146,583
    Surrender benefits......................  1,046,611    732,796     658,071
    Other benefits..........................    169,479    152,209     126,495
    Increase (decrease) in aggregate
     reserves for policies and contracts:
    Life....................................    195,606    473,158     149,575
    Annuity.................................    111,427   (278,665)   (203,139)
    Accident and health.....................     48,835     36,407      30,059
    Other...................................     10,480     17,550      16,998
                                             ---------- ----------  ----------
                                              1,698,059  1,268,639     924,642
Insurance expenses:
  Commissions...............................    167,146    136,569     157,300
  General insurance expenses................     54,191     48,018      57,571
  Taxes, licenses and fees..................     12,382     19,166       8,715
  Net transfers to separate accounts........    309,307    302,839     297,480
  Other expenses............................        229      1,016         119
                                             ---------- ----------  ----------
                                                543,255    507,608     521,185
                                             ---------- ----------  ----------
                                              2,241,314  1,776,247   1,445,827
                                             ---------- ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital gains
 on investments.............................     79,519    111,935     122,213
Federal income tax expense..................     25,316     49,835      43,381
                                             ---------- ----------  ----------
Gain from operations before net realized
 capital gains on investments...............     54,203     62,100      78,832
Net realized capital gains on investments
 (net of related federal income taxes and
 amounts transferred to interest maintenance
 reserve)...................................      6,365      3,398       7,159
                                             ---------- ----------  ----------
Net income.................................. $   60,568 $   65,498  $   85,991
                                             ========== ==========  ==========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                                                      Capital
                                           Common Paid-in  Unassigned   and
                                           Stock  Surplus   Surplus   Surplus
                                           ------ -------- ---------- --------
Balance at January 1, 1997                 $2,660 $154,129  $261,558  $418,347
  Capital contribution....................    --       153       --        153
  Net income..............................    --       --     85,991    85,991
  Change in net unrealized capital gains..    --       --      3,592     3,592
  Change in non-admitted assets...........    --       --       (481)     (481)
  Change in asset valuation reserve.......    --       --    (14,974)  (14,974)
  Dividend to stockholder.................    --       --    (62,000)  (62,000)
  Surplus effect of sale of a division....    --       --       (161)     (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division...............................    --       --          5         5
  Amendment of reinsurance agreement......    --       --        389       389
  Surplus effect of reinsurance
   agreement..............................    --       --        402       402
  Change in liability for reinsurance in
   unauthorized companies.................    --       --     (1,901)   (1,901)
                                           ------ --------  --------  --------
Balance at December 31, 1997                2,660  154,282   272,420   429,362
  Net income..............................    --       --     65,498    65,498
  Change in net unrealized capital gains..    --       --      4,504     4,504
  Change in non-admitted assets...........    --       --       (260)     (260)
  Change in asset valuation reserve.......    --       --    (21,763)  (21,763)
  Dividend to stockholder.................    --       --   (120,000) (120,000)
  Increase in liability for reinsurance in
   unauthorized companies.................    --       --      2,036     2,036
  Tax benefit on stock options exercised..    --       --      2,476     2,476
  Change in surplus in separate accounts..    --       --        675       675
                                           ------ --------  --------  --------
Balance at December 31, 1998                2,660  154,282   205,586   362,528
  Net income..............................    --       --     60,568    60,568
  Change in net unrealized capital gains..    --       --    (20,217)  (20,217)
  Change in non-admitted assets...........    --       --       (980)     (980)
  Change in asset valuation reserve.......    --       --    (11,605)  (11,605)
  Dividend to stockholder.................    --       --    (40,000)  (40,000)
  Tax benefit on stock options exercised..    --       --      1,305     1,305
  Change in surplus in separate accounts..    --       --        245       245
  Settlement of prior period tax returns
   and other tax-related adjustments......    --       --      2,811     2,811
                                           ------ --------  --------  --------
Balance at December 31, 1999.............. $2,660 $154,282  $197,713  $354,655
                                           ====== ========  ========  ========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            1999         1998         1997
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,830,365  $ 1,396,428  $ 1,119,936
Net investment income...................     441,737      469,246      452,091
Life and accident and health claims.....    (124,178)    (138,249)    (154,383)
Surrender benefits and other fund
 withdrawals............................  (1,046,611)    (732,796)    (658,071)
Other benefits to policyholders.........    (169,476)    (152,167)    (126,462)
Commissions, other expenses and other
 taxes..................................    (238,192)    (197,135)    (225,042)
Net transfers to separate accounts......    (280,923)    (276,375)    (319,146)
Federal income taxes....................     (24,709)     (72,176)     (47,909)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --           --        (4,826)
Cash received in connection with a
 reinsurance agreement..................         --           --         1,477
Other, net..............................     (23,047)     (93,095)      89,693
                                         -----------  -----------  -----------
Net cash provided by operating
 activities.............................     364,966      203,681      127,358
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,283,038    3,347,174    3,284,095
  Common stocks.........................      60,293       34,564       34,004
  Mortgage loans on real estate.........     158,739      192,210      138,162
  Real estate...........................      13,367        5,624        6,897
  Policy loans..........................         186          --           --
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --           --             8
  Other.................................       6,133        7,210       57,683
                                         -----------  -----------  -----------
                                           3,521,756    3,586,782    3,520,849
Cost of investments acquired:
  Bonds and preferred stocks............  (3,398,158)  (3,251,822)  (3,411,442)
  Common stocks.........................     (76,200)     (36,379)     (37,339)
  Mortgage loans on real estate.........    (480,750)    (257,039)    (159,577)
  Real estate...........................      (7,568)     (11,458)      (2,013)
  Policy loans..........................         --        (2,922)      (2,922)
  Cash paid in association with the sale
   of a division........................         --           --          (591)
  Other.................................     (48,719)     (44,514)     (15,674)
                                         -----------  -----------  -----------
                                          (4,011,395)  (3,604,134)  (3,629,558)
                                         -----------  -----------  -----------
Net cash used in investing activities...    (489,639)     (17,352)    (108,709)

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                    1999      1998     1997
                                                  --------  --------  -------
Financing activities
Issuance (repayment) of short-term intercompany
 notes payable................................... $135,079  $ (6,979) $16,400
Capital contribution.............................      --        --       153
Dividends to stockholder.........................  (40,000) (120,000) (62,000)
                                                  --------  --------  -------
Net cash provided by (used in) financing
 activities......................................   95,079  (126,979) (45,447)
                                                  --------  --------  -------
Increase (decrease) in cash and short-term
 investments.....................................  (29,594)   59,350  (26,798)
Cash and short-term investments at beginning of
 year............................................   83,289    23,939   50,737
                                                  --------  --------  -------
Cash and short-term investments at end of year... $ 53,695  $ 83,289  $23,939
                                                  ========  ========  =======

See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements--Statutory Basis

                            (Dollars in thousands)
                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $530, $102 and $177, respectively, with respect to such practices.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $486,282, $345,319 and $281,095 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           1999                  1998
                                   --------------------- ---------------------
                                    Carrying     Fair     Carrying     Fair
                                     Amount     Value      Amount     Value
                                   ---------- ---------- ---------- ----------
Admitted assets
Cash and short-term investments... $   53,695 $   53,695 $   83,289 $   83,289
Bonds.............................  4,892,156  4,757,325  4,822,442  4,900,516
Preferred stocks..................     17,074     15,437     14,754     14,738
Common stocks.....................     71,658     71,658     49,448     49,448
Affiliated common stock...........      6,764      6,764      5,613      5,613
Mortgage loans on real estate.....  1,339,202  1,299,160  1,012,433  1,089,315
Policy loans......................     59,871     59,871     60,058     60,058
Interest rate cap.................      4,959      1,784      4,445        725
Interest rate swaps...............      8,134     10,609      1,916      6,667
Separate account assets...........  4,905,374  4,905,374  3,348,611  3,348,611
Liabilities
Investment contract liabilities...  4,207,369  4,059,842  4,084,683  4,017,509
Separate account liabilities......  4,377,676  4,212,615  3,271,005  3,213,251
Short-term notes payable to
 affiliates.......................    144,500    144,500      9,421      9,421

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross    Estimated
                                     Carrying  Unrealized Unrealized    Fair
                                      Amount     Gains      Losses     Value
                                    ---------- ---------- ---------- ----------
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $    321  $  152,605
  State, municipal and other
   government......................     62,948       918      1,651      62,215
  Public utilities.................    139,732     5,053      2,555     142,230
  Industrial and miscellaneous.....  2,068,086    78,141     34,493   2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185     15,044   2,431,732
                                    ----------  --------   --------  ----------
                                     4,822,442   132,138     54,064   4,900,516
Preferred stocks...................     14,754        75         91      14,738
                                    ----------  --------   --------  ----------
                                    $4,837,196  $132,213   $ 54,155  $4,915,254
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  194,654 $  192,453
   Due after one year through five years.................  1,151,170  1,121,353
   Due after five years through ten years................    908,926    873,402
   Due after ten years...................................    322,321    318,520
                                                          ---------- ----------
                                                           2,577,071  2,505,728
   Mortgage and other asset-backed securities............  2,315,085  2,251,597
                                                          ---------- ----------
                                                          $4,892,156 $4,757,325
                                                          ========== ==========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       1999     1998     1997
                                                     -------- -------- --------
Interest on bonds and preferred stock............... $347,639 $374,478 $373,496
Dividends on equity investments.....................      734    1,357    1,460
Interest on mortgage loans..........................   92,325   77,960   80,266
Rental income on real estate........................    7,322    6,553    7,501
Interest on policy loans............................    4,141    4,080    3,400
Other investment income.............................    7,978    2,576      613
                                                     -------- -------- --------
Gross investment income.............................  460,139  467,004  466,736
Less investment expenses............................   22,590   20,020   20,312
                                                     -------- -------- --------
Net investment income............................... $437,549 $446,984 $446,424
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                1999        1998        1997
                                             ----------  ----------  ----------
Proceeds.................................... $3,283,038  $3,347,174  $3,284,095
                                             ==========  ==========  ==========
Gross realized gains........................ $   21,171  $   48,760  $   30,094
Gross realized losses.......................    (32,259)     (8,072)    (17,265)
                                             ----------  ----------  ----------
Net realized gains (losses)................. $  (11,088) $   40,688  $   12,829
                                             ==========  ==========  ==========

At December 31, 1999, investments with an aggregate carrying value of $6,346,831 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                   Realized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Debt securities.........  $(11,088) $ 40,688  $ 12,829
Equity securities.......    11,433      (879)    6,972
Mortgage loans on real
 estate.................     4,661    12,637     2,252
Real estate.............       900     3,176     4,252
Short-term investments..    (1,407)    1,533       (19)
Other invested assets...       534    (2,523)    1,632
                          --------  --------  --------
                             5,033    54,632    27,918
Tax effect..............    (5,535)  (22,290)  (10,572)
Transfer from (to)
 interest maintenance
 reserve................     6,867   (28,944)  (10,187)
                          --------  --------  --------
Net realized gains......  $  6,365  $  3,398  $  7,159
                          ========  ========  ========
                             Change in Unrealized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Bonds...................  $(12,711) $   (836) $  2,498
Preferred stocks........    (2,753)      --        --
Common stocks...........    (3,980)    3,751     1,097
Mortgage loans..........      (147)     (150)      --
Other invested assets...      (626)    1,739        (3)
                          --------  --------  --------
Change in unrealized....  $(20,217) $  4,504  $  3,592
                          ========  ========  ========

Gross unrealized gains and gross unrealized losses on equity securities are as follows:

                                 December 31
                            1999      1998      1997
                          --------  --------  --------
Unrealized gains........  $ 11,369  $ 15,980  $ 10,356
Unrealized losses.......    (5,078)   (3,710)   (3,836)
                          --------  --------  --------
Net unrealized gains....  $  6,291  $ 12,270  $  6,520
                          ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 6.42% to 8.67%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $248 were non-income producing for the previous twelve months. Accrued interest of $95 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $15,173 and $16,104, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         1999   1998
                         -----  -----
South Atlantic..........    27%    32%
Pacific.................    18     15
E. North Central........    17     16
Middle Atlantic.........    15     10
Mountain................     9     10
W. South Central........     6      6
W. North Central........     4      5
E. South Central........     3      3
New England.............     1      3

Property Type Distribution

                         December 31
                         1999   1998
                         -----  -----
Office..................    39%    30%
Retail..................    28     35
Industrial..............    18     21
Apartment...............    11     12
Other...................     4      2

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                                 1999     1998
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $115,000 $100,000
    Receive floating--pay fixed...............................   64,017      --
    Receive floating (uncapped)--pay floating (capped)........   41,617   53,011
    Receive floating (LIBOR--pay floating (S&P)...............   60,000   60,000
  Interest rate cap agreements................................  500,000  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)


4. Reinsurance (continued)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                             ----------------------------------
                                                1999        1998        1997
                                             ----------  ----------  ----------
   Direct premiums.......................... $1,942,716  $1,533,822  $1,312,446
   Reinsurance assumed......................      2,723       2,366       2,038
   Reinsurance ceded........................   (144,310)   (173,564)   (246,372)
                                             ----------  ----------  ----------
   Net premiums earned...................... $1,801,129  $1,362,624  $1,068,112
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amount of $139,138, $173,297 and $183,638 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $35,511 and $47,956, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $1,870,190 and $2,163,905, respectively.

At December 31, 1999, amounts recoverable from unauthorized reinsurers of $39,996 (1998--$55,379) and reserve credits for reinsurance ceded of $48,297 (1998--$49,835) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $85,431 at December 31, 1999, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)


5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      1999     1998     1997
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $27,832  $39,177  $42,775
   IMR amortization.................................  (2,656)  (3,030)  (1,276)
   Tax reserve adjustment...........................   1,390      607    2,004
   Excess tax depreciation..........................    (219)    (223)    (392)
   Deferred acquisition costs-- tax basis...........   5,979   11,827    4,308
   Prior year under (over) accrual .................  (3,492)   1,750   (1,016)
   Dividend received deduction......................  (1,666)  (1,053)    (941)
   Charitable contributions.........................     --       --      (848)
   Other items--net.................................  (1,852)     780   (1,233)
                                                     -------  -------  -------
   Federal income tax expense....................... $25,316  $49,835  $43,381
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

In 1999, the Company reached a final settlement with the Internal Revenue Service for 1990 and 1991, resulting in a tax refund of $904 and interest received of $548. These amounts were credited directly to unassigned surplus. The Company also corrected an error in 1999 which related to the 1997 tax-sharing agreement between the Company and various affiliates. This resulted in a credit to unassigned surplus of $1,359.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                                 1999                1998
                                          ------------------- ------------------
                                                      Percent            Percent
                                                        of                 of
                                            Amount     Total    Amount    Total
                                          ----------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................  $   114,544     1%  $   82,048     1%
Subject to discretionary withdrawal at
 book value less surrender charge.......      828,490     8      515,778     5
Subject to discretionary withdrawal at
 market value...........................    4,313,445    41    3,211,896    34
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)...........................    5,021,762    48    5,519,265    58
Not subject to discretionary withdrawal
 provision..............................      248,444     2      228,030     2
                                          -----------   ---   ----------   ---
                                           10,526,685   100%   9,557,017   100%
Less reinsurance ceded..................    1,863,810          2,124,769
                                          -----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities...............  $ 8,662,875         $7,432,248
                                          ===========         ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                     Year ended December 31
                                                     1999      1998      1997
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the separate accounts statement:..
  Transfers to separate accounts.................  $486,282  $345,319  $281,095
  Transfers from separate accounts...............  (175,822)  (42,671)   (9,819)
                                                   --------  --------  --------
Net transfers to separate accounts...............   310,460   302,648   271,276
Reconciling adjustments--change in miscellaneous
 income..........................................    (1,153)      191    26,204
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the life, accident and health
 annual statement................................  $309,307  $302,839  $297,480
                                                   ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1999
Life and annuity:
  Ordinary direct first year business................ $ 2,823  $2,085   $   738
  Ordinary direct renewal business...................  20,950   6,289    14,661
  Group life direct business.........................     638     243       395
  Reinsurance ceded..................................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
Accident and health:
  Direct.............................................     138     --        138
  Reinsurance ceded..................................     (23)    --        (23)
                                                      -------  ------   -------
Total accident and health............................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228
Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

At December 31, 1999 and 1998, the Company had insurance in force aggregating $41,720 and $44,233, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $871 and $998 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $54,203.

The Company paid dividends to its parent of $40,000, $120,000 and $62,000 in 1999, 1998 and 1997, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $408, $380 and $422 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $267, $233 and $226 for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $28, $62 and $62 for the years ended December 31, 1999, 1998 and 1997, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $19,983, $18,706 and $18,705, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,994, $1,491 and $1,188, respectively, to affiliates.

During 1997, the Company received a capital contribution of $153 in cash from its parent.

At December 31, 1999 and 1998, the Company has short-term notes payable to an affiliate of $144,500 and $9,421, respectively. Interest on these notes accrues at rates ranging from 4.85% to 5.90% at December 31, 1999 and 5.13% to 5.52% at December 31, 1998.

                          PFL Life Insurance Company

                            (Dollars in thousands)


9. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $190,299 and $181,720 at December 31, 1999 and 1998, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $374,124 at December 31, 1999, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $19,662 and $17,901 and an offsetting premium tax benefit of $7,429 and $7,631 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,994, $1,985 and $(975) for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                      Summary of Investments--Other than
                        Investments in Related Parties

                            (Dollars in thousands)
                               December 31, 1999

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
            Type of Investment              Cost(1)     Value    Balance Sheet
            ------------------             ---------- --------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities............... $  195,119 $ 189,752   $  195,119
  States, municipalities and political
   subdivisions...........................    545,562   535,945      545,562
  Foreign governments.....................    134,584   138,767      134,584
  Public utilities........................    219,791   214,162      219,791
  All other corporate bonds...............  3,797,100 3,678,699    3,797,100
Redeemable preferred stock................     17,074    15,437       17,074
                                           ---------- ---------   ----------
Total fixed maturities....................  4,909,230 4,772,762    4,909,230
Equity securities
Common stocks:
  Banks, trust and insurance..............      2,676     2,809        2,809
  Industrial, miscellaneous and all
   other..................................     59,137    68,849       68,849
                                           ---------- ---------   ----------
Total equity securities...................     61,813    71,658       71,658
Mortgage loans on real estate.............  1,339,202              1,339,202
Real estate...............................     41,536                 41,536
Real estate acquired in satisfaction of
 debt.....................................     16,336                 16,336
Policy loans..............................     59,871                 59,871
Other long-term investments...............    123,722                123,722
Cash and short-term investments...........     53,695                 53,695
                                           ----------             ----------
Total investments......................... $6,605,405             $6,615,250
                                           ==========             ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                   Future
                                                   Policy              Policy
                                                  Benefits               and
                                                    and     Unearned  Contract
                                                  Expenses  Premiums Liabilities
                                                 ---------- -------- -----------
Year ended December 31, 1999
Individual life................................. $1,550,188 $   --     $ 8,607
Individual health...............................    133,214  10,311     10,452
Group life and health...........................    105,035   8,604     27,088
Annuity.........................................  4,036,751     --         --
                                                 ---------- -------    -------
                                                 $5,825,188 $18,915    $46,147
                                                 ========== =======    =======
Year ended December 31, 1998
Individual life................................. $1,355,283 $   --     $ 8,976
Individual health...............................     94,294   9,631     12,123
Group life and health...........................     93,405  10,298     36,908
Annuity.........................................  3,925,293     --         --
                                                 ---------- -------    -------
                                                 $5,468,275 $19,929    $58,007
                                                 ========== =======    =======
Year ended December 31, 1997
Individual life................................. $  882,003 $   --     $ 8,550
Individual health...............................     62,033   9,207     12,821
Group life and health...........................     88,211  11,892     44,977
Annuity.........................................  4,204,125     --         --
                                                 ---------- -------    -------
                                                 $5,236,372 $21,099    $66,348
                                                 ========== =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                 Benefits,
                                                   Claims
                                         Net     Losses and   Other
                            Premium   Investment Settlement Operating Premiums
                            Revenue    Income*    Expenses  Expenses* Written
                           ---------- ---------- ---------- --------- --------
Year ended December 31,
 1999
Individual life........... $  226,456  $104,029  $  274,730 $141,030  $    --
Individual health.........     77,985    10,036      58,649   35,329    77,716
Group life and health.....     83,639    10,422      61,143   38,075    81,918
Annuity...................  1,413,049   313,062   1,303,537  278,995       --
                           ----------  --------  ---------- --------
                           $1,801,129  $437,549  $1,698,059 $493,429
                           ==========  ========  ========== ========
Year ended December 31,
 1998
Individual life........... $  514,194  $ 85,258  $  545,720 $ 87,455  $    --
Individual health.........     68,963     8,004      48,144   30,442    68,745
Group life and health.....    111,547    11,426      82,690   54,352   108,769
Annuity...................    667,920   342,296     592,085  298,222       --
                           ----------  --------  ---------- --------
                           $1,362,624  $446,984  $1,268,639 $470,471
                           ==========  ========  ========== ========
Year ended December 31,
 1997
Individual life........... $  200,175  $ 75,914  $  211,921 $ 36,185  $    --
Individual health.........     63,548     5,934      37,706   29,216    63,383
Group life and health.....    146,694    11,888     103,581   91,568   143,580
Annuity...................    657,695   352,688     571,434  364,216       --
                           ----------  --------  ---------- --------
                           $1,068,112  $446,424  $  924,642 $521,185
                           ==========  ========  ========== ========

-------------------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                Assumed             Percentage
                                    Ceded to     From               of Amount
                           Gross      Other      Other      Net      Assumed
                           Amount   Companies  Companies   Amount     to Net
                         ---------- ---------  --------- ---------- ----------
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $(500,192) $415,910  $6,454,619    6.4%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  227,363 $   3,967  $  2,723  $  226,119    1.2%
  Individual health.....     83,489     5,504       --       77,985    --
  Group life and
   health...............    205,752   122,113       --       83,639    --
  Annuity...............  1,426,112    12,726       --    1,413,386    --
                         ---------- ---------  --------  ----------    ---
                         $1,942,716 $ 144,310  $  2,723  $1,801,129    0.2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $ 438,590  $ 39,116  $5,984,621     .6%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  515,164 $   3,692  $  2,366  $  513,838     .5%
  Individual health.....     76,438     7,475       --       68,963    --
  Group life and
   health...............    255,848   144,301       --      111,547    --
  Annuity...............    686,372    18,096       --      668,276    --
                         ---------- ---------  --------  ----------    ---
                         $1,533,822 $ 173,564  $  2,366  $1,362,624     .2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1997
Life insurance in
 force.................. $5,025,027 $ 420,519  $ 35,486  $4,639,994     .8%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  201,691 $   3,554  $  2,038  $  200,175    1.0%
  Individual health.....     73,593    10,045       --       63,548    --
  Group life and
   health...............    339,269   192,575       --      146,694    --
  Annuity...............    697,893    40,198       --      657,695    --
                         ---------- ---------  --------  ----------    ---
                         $1,312,446 $ 246,372  $  2,038  $1,068,112     .2%
                         ========== =========  ========  ==========    ===

                             Financial Statements

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                             Financial Statements


                         Year ended December 31, 1999



                                   Contents


Report of Independent Auditors......................................   1

Financial Statements

Balance Sheets......................................................   2
Statements of Operations............................................   4
Statements of Changes in Contract Owners' Equity....................   6
Notes to Financial Statements.......................................  11


                        Report of Independent Auditors



The Board of Directors and Contract Owners of The Endeavor Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Endeavor VA Separate Account (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Select 50, Endeavor High Yield, and Endeavor Janus Growth subaccounts), which are available for investment by contract owners of The Endeavor Variable Annuity, as of December 31, 1999, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Endeavor VA Separate Account which are available for investment by contract owners of The Endeavor Variable Annuity at December 31, 1999, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                                Balance Sheets

                               December 31, 1999



                                              Endeavor           Endeavor      T. Rowe Price                           Dreyfus
                                               Money               Asset       International        Endeavor          Small Cap
                                              Market            Allocation          Stock         Value Equity          Value
                                            Subaccount          Subaccount       Subaccount        Subaccount        Subaccount
                                       ---------------------------------------------------------------------------------------------
Assets
Cash                                       $        306       $         49      $         52      $          -       $         14
Investments in mutual funds,
  at current market value:
  Endeavor Series Trust:
    Endeavor Money Market Portfolio          87,769,493                  -                 -                 -                  -
    Endeavor Asset Allocation Portfolio               -        349,305,454                 -                 -                  -
    T. Rowe Price International Stock                 -                  -       170,059,268                 -                  -
       Portfolio
    Endeavor Value Equity Portfolio                   -                  -                 -       159,758,990                  -
    Dreyfus Small Cap Value Portfolio                 -                  -                 -                 -        133,104,632
    Dreyfus U.S. Government Securities
       Portfolio                                      -                  -                 -                 -                  -
    T. Rowe Price Equity Income Portfolio             -                  -                 -                 -                  -
    T. Rowe Price Growth Stock Portfolio              -                  -                 -                 -                  -
    Endeavor Opportunity Value Portfolio              -                  -                 -                 -                  -
    Endeavor Enhanced Index Portfolio                 -                  -                 -                 -                  -
    Endeavor Select 50 Portfolio                      -                  -                 -                 -                  -
    Endeavor High Yield Portfolio                     -                  -                 -                 -                  -
    Endeavor Janus Growth Portfolio                   -                  -                 -                 -                  -

Total investments in mutual funds            87,769,493        349,305,454       170,059,268       159,758,990        133,104,632
                                            -----------       ------------      ------------      ------------       ------------
Total assets                                $87,769,799       $349,305,503      $170,059,320      $159,758,990       $133,104,646
                                            ===========       ============      ============      ============       ============

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable              $         -       $          -      $          -      $         19       $          -
                                            -----------       ------------      ------------      ------------       ------------
Total liabilities                                     -                  -                 -                19                  -

Contract owners' equity:
  Deferred annuity contracts terminable
    by owners                                87,769,799        349,305,503       170,059,320       159,758,971        133,104,646
                                            -----------       ------------      ------------      ------------       ------------
Total liabilities and contract owners'
 equity                                     $87,769,799       $349,305,503      $170,059,320      $159,758,990       $133,104,646
                                            ===========       ============      ============      ============       ============

See accompanying notes.

 Dreyfus U.S.      T. Rowe            T. Rowe           Endeavor         Endeavor                                         Endeavor
  Government     Price Equity       Price Growth      Opportunity        Enhanced        Endeavor        Endeavor          Janus
  Securities        Income             Stock             Value            Index          Select 50       High Yield        Growth
  Subaccount      Subaccount         Subaccount        Subaccount       Sub-account      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------
  $       117    $         23        $          -      $         -       $         -     $         -     $        21     $     151
            -               -                   -                -                 -               -               -             -
            -               -                   -                -                 -               -               -             -
            -               -                   -                -                 -               -               -             -
            -               -                   -                -                 -               -               -             -
            -               -                   -                -                 -               -               -             -

   56,544,417               -                   -                -                 -               -               -             -
            -     188,863,195                   -                -                 -               -               -             -
            -               -         163,533,646                -                 -               -               -             -
            -               -                   -       30,177,386                 -               -               -             -
            -               -                   -                -        68,447,367               -               -             -
            -               -                   -                -                 -      21,942,904               -             -
            -               -                   -                -                 -               -      12,353,885             -
            -               -                   -                -                 -               -               -   793,541,887
------------------------------------------------------------------------------------------------------------------------------------
   56,544,417     188,863,195         163,533,646       30,177,386        68,447,367      21,942,904      12,353,885   793,541,887
------------------------------------------------------------------------------------------------------------------------------------
  $56,544,534    $188,863,218        $163,533,646      $30,177,386       $68,447,367     $21,942,904     $12,353,906  $793,542,038
====================================================================================================================================


  $         -    $          -        $         24      $         9       $         4     $       454     $         -  $          -
------------------------------------------------------------------------------------------------------------------------------------
            -               -                  24                9                 4             454               -             -


   56,544,534     188,863,218         163,533,622       30,177,377        68,447,363      21,942,450      12,353,906   793,542,038
------------------------------------------------------------------------------------------------------------------------------------
  $56,544,534    $188,863,218        $163,533,646      $30,177,386       $68,447,367     $21,942,904     $12,353,906  $793,542,038
====================================================================================================================================

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                           Statements of Operations

                         Year ended December 31, 1999



                                           Endeavor      Endeavor                                               Dreyfus
                                            Money         Asset           T. Rowe Price       Endeavor         Small Cap
                                            Market       Allocation       International      Value Equity         Value
                                           Subaccount    Subaccount      Stock Subaccount      Subaccount      Subaccount
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                $ 3,548,603     $ 76,602,884          $ 3,681,637       $  9,540,409       $12,224,080
Expenses:
 Administrative, mortality and
  expense risk charges                      1,088,322        4,609,654            2,105,452          2,583,033         1,737,153
                                        ----------------------------------------------------------------------------------------
Net investment income (loss)                2,460,281       71,993,230            1,576,185          6,957,376        10,486,927

Net realized and unrealized capital
 gain (loss) from investments
Net realized capital gain (loss)
 from sales of investments:
 Proceeds from sales                       59,680,010       54,875,239           25,328,592         33,738,458        24,494,652
 Cost of investments sold                  59,680,010       36,918,146           18,224,997         17,534,592        18,879,862
                                        ----------------------------------------------------------------------------------------
Net realized capital gain (loss)
 from sales of investments                          -       17,957,093            7,103,595         16,203,866         5,614,790

Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                            -       94,839,308           29,398,690         47,733,402           610,980
 End of the period                                  -       76,366,310           61,364,281         17,161,909        13,780,787
                                        ----------------------------------------------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                                        -      (18,472,998)          31,965,591        (30,571,493)       13,169,807
                                        ----------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) from investments                       -         (515,905)          39,069,186        (14,367,627)       18,784,597
                                        ----------------------------------------------------------------------------------------
Increase (decrease) from operations       $ 2,460,281     $ 71,477,325          $40,645,371       $ (7,410,251)      $29,271,524
                                        ========================================================================================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

See accompanying notes.

                 T. Rowe
Dreyfus U.S        Price         T. Rowe        Endeavor        Endeavor                                   Endeavor
Government        Equity       Price Growth   Opportunity       Enhanced      Endeavor      Endeavor        Janus
 Securities       Income          Stock          Value            Index       Select 50     High Yield      Growth
Subaccount      Subaccount      Subaccount     Subaccount       Subaccount    Subaccount    Subaccount   Subaccount (1)
-----------------------------------------------------------------------------------------------------------------------
$ 3,456,066    $ 12,641,601     $11,815,554     $  618,805     $ 2,174,860    $        -    $170,102    $          -


    854,883       2,882,892       2,083,598        459,082         746,374       218,284     149,944       8,711,294
-----------------------------------------------------------------------------------------------------------------------
  2,601,183       9,758,709       9,731,956        159,723       1,428,486      (218,284)     20,158      (8,711,294)




 13,840,180      26,989,554      20,040,306      5,864,428       5,820,430     4,230,767   1,787,696      60,582,739
 13,010,488      17,640,149      10,860,992      4,818,708       4,049,743     3,692,961   1,797,166      22,521,113
-----------------------------------------------------------------------------------------------------------------------

    829,692       9,349,405       9,179,314      1,045,720       1,770,687       537,806      (9,470)     38,061,626



  3,299,771      32,402,901      40,241,014      1,717,937       5,456,345       367,289    (101,578)    230,450,414
 (1,515,521)     17,553,340      49,303,492      1,559,779      10,085,427     6,324,425     248,969     489,322,707
-----------------------------------------------------------------------------------------------------------------------

 (4,815,292)    (14,849,561)      9,062,478       (158,158)      4,629,082     5,957,136     350,547     258,872,293
-----------------------------------------------------------------------------------------------------------------------
 (3,985,600)     (5,500,156)     18,241,792        887,562       6,399,769     6,494,942     341,077     296,933,919
-----------------------------------------------------------------------------------------------------------------------
$(1,384,417)   $  4,258,553     $27,973,748     $1,047,285     $ 7,828,255    $6,276,658    $361,235    $288,222,625
=======================================================================================================================

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1999 and 1998, except as noted



                                                                                                Endeavor Money
                                                                                               Market Subaccount
                                                                                   --------------------------------------
                                                                                            1999               1998
                                                                                   --------------------------------------
Operations:
 Net investment income (loss)                                                             $  2,460,281       $  1,850,977
 Net realized capital gain (loss)                                                                    -                  -
 Net change in unrealized appreciation/depreciation of investments                                   -                  -
                                                                                   --------------------------------------
Increase (decrease) from operations                                                          2,460,281          1,850,977

Contract transactions:
 Net contract purchase payments                                                              4,184,404         10,252,467
 Transfer payments from (to) other subaccounts or general account                           47,398,164         48,735,402
 Contract terminations, withdrawals and other deductions                                   (34,541,331)       (28,079,774)
                                                                                   --------------------------------------
Increase (decrease) from contract transactions                                              17,041,237         30,908,095
                                                                                   --------------------------------------
Net increase (decrease) in contract owners' equity                                          19,501,518         32,759,072

Contract owners' equity:
 Beginning of the period                                                                    68,268,281         35,509,209
                                                                                   --------------------------------------
 End of the period                                                                        $ 87,769,799       $ 68,268,281
                                                                                   ======================================


(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998 activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.



See accompanying notes.

     Endeavor Asset            T. Rowe Price International Stock           Endeavor Value Equity             Dreyfus Small Cap
 Allocation Subaccount                     Subaccount                            Subaccount                   Value Subaccount
-----------------------------------------------------------------------------------------------------------------------------------
1999           1998                 1999             1998                1999           1998             1999           1998
-----------------------------------------------------------------------------------------------------------------------------------

$ 71,993,230    $ 25,143,462       $  1,576,185        $     24,018     $  6,957,376   $  2,551,531     $ 10,486,927   $ 14,348,570
  17,957,093      15,368,540          7,103,595           5,372,820       16,203,866     10,309,441        5,614,790      4,605,936
 (18,472,998)      5,120,954         31,965,591          13,186,784      (30,571,493)    (2,402,866)      13,169,807    (23,635,805)
-----------------------------------------------------------------------------------------------------------------------------------
  71,477,325      45,632,956         40,645,371          18,583,622       (7,410,251)    10,458,106       29,271,524     (4,681,299)


   6,364,673      7,751,120           2,805,336           3,549,278        3,362,496      7,892,609        3,670,073      4,884,428
   1,734,481      9,885,194          (5,687,984)         (1,391,049)      (8,727,249)     8,030,869       (5,159,567)     5,631,072
 (43,171,489)   (30,807,589)        (16,570,536)        (11,831,109)     (19,605,766)   (11,097,586)     (13,561,181)    (8,711,899)
-----------------------------------------------------------------------------------------------------------------------------------
 (35,072,355)   (13,171,275)        (19,453,184)         (9,672,880)     (24,970,519)     4,825,892      (15,050,675)     1,803,601
-----------------------------------------------------------------------------------------------------------------------------------
  36,404,990     32,461,681          21,192,187           8,910,742      (32,380,770)    15,283,998       14,220,849     (2,877,698)


 312,900,513    280,438,832         148,867,133         139,956,391      192,139,741    176,855,743      118,883,797    121,761,495
-----------------------------------------------------------------------------------------------------------------------------------
$349,305,503    312,900,513        $170,059,320        $148,867,133     $159,758,971   $192,139,741     $133,104,646   $118,883,797
===================================================================================================================================

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                     Dreyfus U. S. Government                       T. Rowe Price Equity
                                                       Securities Subaccount                           Income Subaccount
                                              -----------------------------------------    ----------------------------------------
                                                        1999                 1998                   1999                1998
                                              -----------------------------------------    ----------------------------------------
Operations:
 Net investment income (loss)                           $ 2,601,183         $   810,004           $  9,758,709         $  6,381,651
 Net realized capital gain (loss)                           829,692             718,636              9,349,405            6,137,656
 Net change in unrealized appreciation/
  depreciation of investments                            (4,815,292)          1,220,284            (14,849,561)            (196,177)
                                              -----------------------------------------    ----------------------------------------
Increase (decrease) from operations                      (1,384,417)          2,748,924              4,258,553           12,323,130

Contract transactions:
 Net contract purchase payments                           1,716,035           2,893,052              6,428,097           10,487,935
 Transfer payments from (to) other
  subaccounts or general account                          2,442,635          20,635,333             (5,080,402)          24,359,021

 Contract terminations, withdrawals and other
  deductions                                             (5,861,230)         (4,191,885)           (15,380,492)          (9,469,152)
                                              -----------------------------------------    ----------------------------------------
Increase (decrease) from contract transactions           (1,702,560)         19,336,500            (14,032,797)          25,377,804
                                              -----------------------------------------    ----------------------------------------
Net increase (decrease) in contract owners'
 equity                                                  (3,086,977)         22,085,424             (9,774,244)          37,700,934

Contract owners' equity:
 Beginning of the period                                 59,631,511          37,546,087            198,637,462          160,936,528
                                              -----------------------------------------    ----------------------------------------
 End of the period                                      $56,544,534         $59,631,511           $188,863,218         $198,637,462
                                              =========================================    ========================================

(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998 activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.


See accompanying notes.

 T. Rowe Price Growth          Endeavor Opportunity           Endeavor Enhanced              Endeavor Select 50
   Stock Subaccount              Value Subaccount              Index Subaccount                  Subaccount
-------------------------   --------------------------   -----------------------------   ------------------------------
    1999        1998           1999          1998            1999          1998             1999           1998 (1)
-------------------------   --------------------------   -----------------------------   ------------------------------
$  9,731,956 $  3,348,013    $    159,723  $   (76,618)   $  1,428,486   $    (237,009)   $    (218,284)   $   (148,106)
   9,179,314    5,402,575       1,045,720      332,516       1,770,687       2,009,971          537,806           6,008

   9,062,478   18,529,523        (158,158)     436,100       4,629,082       4,248,929        5,957,136         367,289
-------------------------   --------------------------   -----------------------------   ------------------------------
  27,973,748   27,280,111       1,047,285      691,998       7,828,255       6,021,891        6,276,658         225,191


   8,010,794    8,063,881       1,303,197    2,772,444      12,507,712       5,091,422        1,452,753       5,104,909

   3,127,443   12,046,608         339,147    7,579,451      16,950,842       9,494,972        1,496,379       8,520,254

 (12,068,091)  (5,988,744)     (3,118,939)  (1,036,786)     (2,415,680)       (770,341)        (987,398)       (146,296)
-------------------------   --------------------------   -----------------------------   ------------------------------
    (929,854)  14,121,745      (1,476,595)   9,315,109      27,042,874      13,816,053        1,961,734      13,478,867
-------------------------   --------------------------   -----------------------------   ------------------------------

  27,043,894   41,401,856        (429,310)  10,007,107      34,871,129      19,837,944        8,238,392      13,704,058


 136,489,728   95,087,872      30,606,687   20,599,580      33,576,234      13,738,290       13,704,058               -
-------------------------   --------------------------   -----------------------------   ------------------------------
$163,533,622 $136,489,728    $ 30,177,377  $30,606,687    $ 68,447,363   $  33,576,234    $  21,942,450    $ 13,704,058
=========================   ==========================   =============================   ==============================

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                             Endeavor High                 Endeavor Janus
                                                           Yield Subaccount              Growth Subaccount
                                                     --------------------------     ---------------------------
                                                           1999       1998 (2)        1999 (3)         1998
                                                     --------------------------     ---------------------------
Operations:
 Net investment income (loss)                          $    20,158   $  (44,824)    $ (8,711,294)  $ (1,416,394)
 Net realized capital gain (loss)                           (9,470)      (9,818)      38,061,626     19,922,296
 Net change in unrealized appreciation/ depreciation
  of investments                                           350,547     (101,578)     258,872,293    179,762,559
                                                     --------------------------     ---------------------------
Increase (decrease) from operations                        361,235     (156,220)     288,222,625    198,268,461

Contract transactions:
 Net contract purchase payments                          1,140,835      915,210       33,583,885     13,619,696
 Transfer payments from (to) other subaccounts or
  general account                                        4,234,193    6,321,348       33,455,083      5,207,304
 Contract terminations, withdrawals and other
  deductions                                              (435,785)     (26,910)     (73,853,110)   (32,150,881)
                                                     --------------------------     ---------------------------
Increase (decrease) from contract transactions           4,939,243    7,209,648       (6,814,142)   (13,323,881)
                                                     --------------------------     ---------------------------
Net increase (decrease) in contract owners' equity       5,300,478    7,053,428      281,408,483    184,944,580

Contract owners' equity:
 Beginning of the period                                 7,053,428            -      512,133,555    327,188,975
                                                     --------------------------     ---------------------------
 End of the period                                     $12,353,906   $7,053,428     $793,542,038   $512,133,555
                                                     ==========================     ===========================

(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998 activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.


See accompanying notes.

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Endeavor VA Separate Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, thirteen of which are invested in specified portfolios of the Endeavor Series Trust (the "Series Fund"). Activity in these thirteen investment subaccounts is available to contract owners of The Endeavor Variable Annuity, The Endeavor Platinum Variable Annuity and The Endeavor ML Variable Annuity, also issued by PFL Life. The amounts reported herein represent the activity related to contract owners of The Endeavor Variable Annuity only. The remaining three subaccounts (not included herein), are available to the contract owners of The Endeavor ML Variable Annuity.

Prior to April 30, 1999, the Growth Portfolio of the WRL Series Fund, Inc. was available to contract owners of the AUSA Endeavor Variable Annuity as an investment option. As of the close of business on April 30, 1999, all shares of the Growth Portfolio of the WRL Series Fund, Inc. were exchanged for shares of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. This exchange had no impact at the date of transfer on investments in mutual funds or total contract owners' equity. The Endeavor Select 50 Subaccount and the Endeavor High Yield Subaccount commenced operations on February 2, 1998 and June 2, 1998, respectively.

Investments

Net purchase payments received by the Mutual Fund Account for the Endeavor Variable Annuity are invested in the portfolios of the Series Fund as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Realized capital gains and losses from sale of shares in the Series Fund are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                       Net Asset
                                                Number of              Value Per
                                               Shares Held               Share                Market Value            Cost
                                             ----------------------------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio             87,769,493.420            $ 1.00                $ 87,769,493         $ 87,769,493
  Endeavor Asset Allocation Portfolio         15,260,177.093             22.89                 349,305,454          272,939,144
  T. Rowe Price International Stock
    Portfolio                                  8,144,600.937             20.88                 170,059,268          108,694,987
  Endeavor Value Equity Portfolio              7,991,945.475             19.99                 159,758,990          142,597,081
  Dreyfus Small Cap Value Portfolio            8,062,061.314             16.51                 133,104,632          119,323,845
  Dreyfus U. S. Government Securities
   Portfolio                                   4,904,112.530             11.53                  56,544,417           58,059,938
  T. Rowe Price Equity Income Portfolio        9,685,292.055             19.50                 188,863,195          171,309,855
  T. Rowe Price Growth Stock Portfolio         5,690,105.985             28.74                 163,533,646          114,230,154
  Endeavor Opportunity Value Portfolio         2,402,658.133             12.56                  30,177,386           28,617,607
  Endeavor Enhanced Index Portfolio            3,769,128.129             18.16                  68,447,367           58,361,940
  Endeavor Select 50 Portfolio                 1,392,316.226             15.76                  21,942,904           15,618,479
  Endeavor High Yield Portfolio                1,224,369.214             10.09                  12,353,885           12,104,916
  Endeavor Janus Growth Portfolio              8,320,665.694             95.37                 793,541,887          304,219,180

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                             Period ended December 31
                                                                 1999                                          1998
                                             ------------------------------------------     ----------------------------------------
                                                    Purchases              Sales                  Purchases             Sales
                                             ------------------------------------------     ----------------------------------------
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                 $79,180,868            $59,680,010             $82,754,569          $49,994,502
  Endeavor Asset Allocation Portfolio              91,796,111             54,875,239              52,695,950           40,723,979
  T. Rowe Price International Stock
    Portfolio                                       7,451,505             25,328,592              13,850,183           23,499,007
  Endeavor Value Equity Portfolio                  15,725,334             33,738,458              27,742,865           20,365,515
  Dreyfus Small Cap Value Portfolio                19,930,871             24,494,652              34,791,919           18,639,922
  Dreyfus U. S. Government Securities
   Portfolio                                       14,738,690             13,840,180              28,831,445            8,684,956
  T. Rowe Price Equity Income Portfolio            22,715,419             26,989,554              46,857,838           15,098,466
  T. Rowe Price Growth Stock Portfolio             28,842,407             20,040,306              29,825,835           12,356,125
  Endeavor Opportunity Value Portfolio              4,547,566              5,864,428              11,936,643            2,698,237
  Endeavor Enhanced Index Portfolio                34,291,788              5,820,430              21,223,496            7,644,832
  Endeavor Select 50 Portfolio                      5,974,395              4,230,767              14,447,584            1,116,547
  Endeavor High Yield Portfolio                     6,747,061              1,787,696               7,387,605              222,766
  Endeavor Janus Growth Portfolio                  45,057,140             60,582,739              32,159,664           46,900,164

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity

Contract owners' equity in the Endeavor Money Market and Endeavor High Yield Subaccounts include amounts of $1,837,619 and $4,012,308, respectively, which represent the current market value of PFL Life's capital contribution to the Subaccounts. A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                                        Return of Premium Death Benefit
                                                     --------------------------------------------------------------------
                                                         Accumulation            Accumulation        Total Contract
                     Subaccount                          Units  Owned             Unit Value             Value
 -------------------------------------------------------------------------------------------------------------------------
    Endeavor Money Market                               57,250,677.280           $  1.280646         $   73,317,851
    Endeavor Asset Allocation                          100,119,683.393              3.160924            316,470,710
    T. Rowe Price International Stock                   77,283,279.960              2.001071            154,649,330
    Endeavor Value Equity                               66,030,029.169              2.115695            139,699,403
    Dreyfus Small Cap Value                             49,653,848.359              2.278888            113,155,559
    Dreyfus U. S. Government Securities                 38,368,703.838              1.255919             48,187,984
    T. Rowe Price Equity Income                         74,445,822.349              2.107761            156,914,001
    T. Rowe Price Growth Stock                          42,063,488.642              3.124914            131,444,785
    Endeavor Opportunity Value                          16,283,827.424              1.240246             20,195,952
    Endeavor Enhanced Index                             20,376,496.984              1.838549             37,463,188
    Endeavor Select 50                                   8,189,238.812              1.534754             12,568,467
    Endeavor High Yield                                  8,977,276.504              1.003083              9,004,953
    Endeavor Janus Growth                               13,723,324.372             50.054351            686,912,095


                                                                   5% Annually Compounding Death Benefit and
                                                                          Double Enhanced Death Benefit
                                                     --------------------------------------------------------------------
                                                         Accumulation            Accumulation        Total Contract
                     Subaccount                          Units  Owned             Unit Value             Value
-------------------------------------------------------------------------------------------------------------------------
    Endeavor Money Market                               11,328,428.234            $ 1.275724         $ 14,451,948
    Endeavor Asset Allocation                           10,427,868.661              3.148754           32,834,793
    T. Rowe Price International Stock                    7,730,718.841              1.993345           15,409,990
    Endeavor Value Equity                                9,518,037.409              2.107532           20,059,568
    Dreyfus Small Cap Value                              8,787,718.359              2.270110           19,949,087
    Dreyfus U. S. Government Securities                  6,668,600.311              1.253119            8,356,550
    T. Rowe Price Equity Income                         15,216,376.264              2.099660           31,949,217
    T. Rowe Price Growth Stock                          10,308,335.059              3.112902           32,088,837
    Endeavor Opportunity Value                           8,078,978.665              1.235481            9,981,425
    Endeavor Enhanced Index                             16,917,672.030              1.831468           30,984,175
    Endeavor Select 50                                   6,125,056.867              1.530432            9,373,983
    Endeavor High Yield                                  3,346,479.952              1.000739            3,348,953
    Endeavor Janus Growth                                2,138,499.285             49.862043          106,629,943

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                            Endeavor         Endeavor         T. Rowe Price        Endeavor            Dreyfus
                                             Money            Asset           International         Value             Small Cap
                                             Market         Allocation            Stock             Equity              Value
                                           Subaccount       Subaccount          Subaccount        Subaccount          Subaccount
                                        ----------------------------------------------------------------------------------------
Units outstanding at January 1, 1998       29,680,499      129,120,246         103,938,710        84,779,299          65,775,715
Units purchased                             8,780,066        5,319,799           3,151,691         4,863,625           3,936,590
Units redeemed and transferred             16,623,834      (11,034,077)         (9,969,270)       (2,797,418)         (3,128,145
                                        ----------------------------------------------------------------------------------------
Units outstanding December 31, 1998        55,084,399      123,405,968          97,121,131        86,845,506          66,584,160
Units purchased                             3,406,737        2,967,300           2,046,384         1,734,534           2,019,432
Units redeemed and transferred             10,087,970      (15,825,716)        (14,153,516)      (13,031,973)        (10,162,025)
Units outstanding December 31, 1999        68,579,106      110,547,552          85,013,999        75,548,067          58,441,567
                                        ========================================================================================


                                          Dreyfus U. S.       T. Rowe            T. Rowe            Endeavor          Endeavor
                                           Government       Price Equity       Price Growth       Opportunity         Enhanced
                                           Securities          Income             Stock              Value             Index
                                           Subaccount        Subaccount         Subaccount         Subaccount        Subaccount
                                        ---------------------------------------------------------------------------------------
Units outstanding at January 1, 1998       30,902,060        83,605,957         46,533,877        17,806,975         11,284,439
Units purchased                             3,937,425         7,850,910          5,170,894         3,193,899          4,678,116
Units redeemed and transferred             11,516,022         4,735,878            947,291         4,519,888          5,336,246
                                        ---------------------------------------------------------------------------------------
Units outstanding December 31, 1998        46,355,507        96,192,745         52,652,062        25,520,762         21,298,801
Units purchased                             1,567,405         3,381,703          3,431,517         1,334,281          8,076,870
Units redeemed and transferred             (2,885,608)       (9,912,249)        (3,711,755)       (2,492,237)         7,918,498
Units outstanding December 31, 1999        45,037,304        89,662,199         52,371,824        24,362,806         37,294,169
                                        =======================================================================================

                                                                            Endeavor Select     Endeavor High      Endeavor Janus
                                                                             50 Subaccount    Yield Subaccount    Growth Subaccount
                                                                          ---------------------------------------------------------

Units outstanding at January 1, 1998                                                       -                  -          16,638,302
Units purchased                                                                    5,148,085          1,503,092             769,674
Units redeemed and transferred                                                     7,878,677          5,836,012          (1,350,291)
                                                                          ---------------------------------------------------------
Units outstanding December 31, 1998                                               13,026,762          7,339,104          16,057,685
Units purchased                                                                    1,268,526          1,300,049             965,658
Units redeemed and transferred                                                        19,008          3,684,603          (1,161,519)
Units outstanding December 31, 1999                                               14,314,296         12,323,756          15,861,824
                                                                          =========================================================

                       PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. PFL Life also deducts a daily charge equal to an annual rate .15% of the contract owner's account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, PFL Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner's account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annual Compounding Death Benefit and the Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For the Retirement Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owner's individual account.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

                                                                THE ENDEAVOR ML
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                               PFL ENDEAVOR VA SEPARATE ACCOUNT
                                                                             by
                                                     PFL LIFE INSURANCE COMPANY

Prospectus

October 9, 2000

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor ML Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information
(SAI) dated October 9, 2000. Please call us at (800) 525-6205 or write us at:
PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about this variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This flexible premium deferred (group or individual) annuity policy has many investment choices. There is a separate account that currently offers thirty-four mutual fund portfolios from the underlying funds listed below. There is also a fixed account, which offers interest at rates that are guaranteed by PFL Life Insurance Company (PFL). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
 Merrill Lynch Basic Value Focus Fund
 Merrill Lynch High Current Income Fund
 Merrill Lynch Developing Capital Markets Focus Fund

ENDEAVOR SERIES TRUST

 Capital Guardian Global Portfolio

 Capital Guardian U.S. Equity Portfolio

 Capital Guardian Value Portfolio
 Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
 Endeavor Enhanced Index Portfolio
 Endeavor High Yield Portfolio
 Endeavor Janus Growth Portfolio

 Jennison Growth Portfolio
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
 T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES - SERVICE SHARES

 Janus Aspen - Aggressive Growth Portfolio

 Janus Aspen - Strategic Value Portfolio

 Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
 Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP) - SERVICE CLASS 2
 Fidelity - VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II) - SERVICE CLASS 2
 Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III) - SERVICE CLASS 2
 Fidelity - VIP III Growth Opportunities Portfolio
 Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
 WRL Alger Aggressive Growth

 WRL Gabelli Global Growth
 WRL Goldman Sachs Growth

 WRL Great Companies - Global/2/
 WRL NWQ Value Equity
 WRL Pilgrim Baxter Mid Cap Growth
 WRL Salomon All Cap
 WRL T. Rowe Price Dividend Growth
 WRL T. Rowe Price Small Cap

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  11

1.THE ANNUITY POLICY.......................................................  14

2.PURCHASE.................................................................  14
  Policy Issue Requirements................................................  14
  Premium Payments.........................................................  14
  Initial Premium Requirements.............................................  14
  Additional Premium Payments..............................................  15
  Maximum Total Premium Payments...........................................  15
  Allocation of Premium Payments...........................................  15
  Policy Value.............................................................  15

3.INVESTMENT CHOICES.......................................................  15
  The Separate Account.....................................................  15
  The Fixed Account........................................................  17
  Transfers................................................................  17

4.PERFORMANCE..............................................................  18

5.EXPENSES.................................................................  18
  Surrender Charges........................................................  18
  Excess Interest Adjustment...............................................  19
  Mortality and Expense Risk Fee...........................................  19
  Administrative Charges...................................................  20
  Premium Taxes............................................................  20
  Federal, State and Local Taxes...........................................  20
  Transfer Fee.............................................................  20
  Family Income Protector..................................................  20
  Portfolio Management Fees................................................  20

6.ACCESS TO YOUR MONEY.....................................................  20
  Withdrawals..............................................................  20
  Delay of Payment and Transfers...........................................  21
  Excess Interest Adjustment...............................................  21

7. ANNUITY PAYMENTS (THE INCOME PHASE).....................................  21
  Annuity Payment Options..................................................  22

8.DEATH BENEFIT............................................................  23
  When We Pay A Death Benefit..............................................  23
  When We Do Not Pay A Death Benefit.......................................  24
  Amount of Death Benefit..................................................  24
  Guaranteed Minimum Death Benefit.........................................  24
  Adjusted Partial Withdrawal..............................................  25


9.TAXES....................................................................  25
  Annuity Policies in General..............................................  25
  Qualified and Nonqualified Policies......................................  26
  Withdrawals--Qualified Policies..........................................  26
  Withdrawals--403(b) Policies.............................................  26
  Diversification and Distribution Requirements............................  27
  Withdrawals--Nonqualified Policies.......................................  27
  Taxation of Death Benefit Proceeds.......................................  27
  Annuity Payments.........................................................  27
  Transfers, Assignments or Exchanges of Policies..........................  28
  Possible Tax Law Changes.................................................  28


10.ADDITIONAL FEATURES.....................................................  28
  Systematic Payout Option.................................................  28
  Family Income Protector..................................................  28
  Nursing Care and Terminal Condition Withdrawal Option ...................  30
  Unemployment Waiver......................................................  30
  Telephone Transactions...................................................  31
  Dollar Cost Averaging Program............................................  31
  Asset Rebalancing........................................................  32

11.OTHER INFORMATION.......................................................  32
  Ownership................................................................  32
  Assignment...............................................................  32
  PFL Life Insurance Company...............................................  32
  The Separate Account.....................................................  32
  Mixed and Shared Funding.................................................  33
  Reinstatements...........................................................  33
  Voting Rights............................................................  33
  Distributor of the Policies..............................................  33
  Variations in Policy Provisions..........................................  33
  IMSA.....................................................................  33
  Legal Proceedings........................................................  34
  Financial Statements.....................................................  34

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  34

APPENDIX A
Condensed Financial Information............................................  35

APPENDIX B
Historical Performance Data................................................  40

APPENDIX C
Policy Variations..........................................................  53

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, transfers, or to amounts applied to annuity payment options, from the guaranteed period options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of PFL's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which PFL may offered and into which premium payments may be paid or amounts transferred.

Monthly Anniversary--The same date in each succeeding month as the policy date. For purposes of the variable account, whenever the monthly anniversary falls on a date other than the valuation date, the monthly anniversary will be deemed to be the next valuation date.

Owner--Depending upon the state of issue, owner means either:
 . the individual or entity that owns a certificate under a group contract; or . the individual or entity that owns an individual policy.

Policy--Depending upon the state of issue, policy means either:
 . the individual certificate under a group contract; or . the individual policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial withdrawals (including the net effect of any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus or minus

 .  accumulated gains or losses in the separate account; minus

 .  losses in the separate account; minus
 .  service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Separate Account--PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in separate portfolios of the underlying funds.

                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium variable annuity policy offered by PFL Life Insurance Company (PFL, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: thirty-four subaccounts of the separate account and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers thirty-four subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that PFL guarantees. We guarantee to return your investment with at least 3% annual interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following mutual fund portfolios described in the underlying fund prospectuses:

Merrill Lynch Basic Value Focus Fund
Merrill Lynch High Current Income Fund
Merrill Lynch Developing Capital Markets Focus Fund

Capital Guardian Global Portfolio(/1/)

Capital Guardian U.S. Equity Portfolio(/2/)

Capital Guardian Value Portfolio(/3/)
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio

Jennison Growth Portfolio(/4/)
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio

Janus Aspen - Aggressive Growth Portfolio - Service Shares

Janus Aspen - Strategic Value Portfolio -  Service Shares

Janus Aspen - Worldwide Growth Portfolio - Service Shares
Transamerica VIF Growth Portfolio
Fidelity - VIP Equity-Income Portfolio -  Service Class 2
Fidelity - VIP II Contrafund(R) Portfolio -  Service Class 2
Fidelity - VIP III Growth Opportunities Portfolio - Service Class 2 Fidelity - VIP III Mid Cap Portfolio - Service Class 2
WRL Alger Aggressive Growth

WRL Gabelli Global Growth
WRL Goldman Sachs Growth

WRL Great Companies - Global/2/
WRL NWQ Value Equity
WRL Pilgrim Baxter Mid Cap Growth

WRL Salomon All Cap
WRL T. Rowe Price Dividend Growth
WRL T. Rowe Price Small Cap

(/1/) Formerly known as Endeavor Select Portfolio

(/2/) Formerly the PFL Endeavor Target Account.

(/3/) Formerly known as Endeavor ValueEquity Portfolio.

(/4/) Formerly Known as Endeavor Opportunity Value Portfolio.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

Full surrenders, partial withdrawals and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.40% (if you choose the "Return of Premium Death Benefit") or 1.55% (if you choose any other death benefit option) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "family income protector" rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6.ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

 .  up to 10% of your payments; or
 .  any gains in the policy.

Amounts withdrawn in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial withdrawals.

If you have policy value in the fixed account, you may also take up to the greater of 10% of premium payments or any gains in the policy free of excess interest adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:
 .  5% Annually Compounding
 .  Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
 .  Monthly Step-Up through age 80
 .  Return of Premium

Charges are lower for the Return of Premium Death Benefit than they are for the other three.

These choices are restricted for annuitants and owners over age 74.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

10.ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:
 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider and the rider may vary by state.

 . Under certain medically related circumstances, you may withdraw all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."
 . Under certain unemployment circumstances, you may withdraw all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."
 . You may make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account, the Dreyfus U.S. Government Securities Subaccount, or the Endeavor Money Market Subaccount, either monthly or quarterly, into your choice of one or more subaccounts. This feature is called "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features are not available in all states and may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. Our right to cancel period is 10 days (after you receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more or less than 10 days to return a policy, or receive a refund of more (or less) than the policy value.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the family income protector, make this policy appropriate for your needs.

Financial Statements. Financial Statements for PFL and the separate account are in the SAI.

12.INQUIRIES

If you need more information, please contact us at:

 Administrative and Service Office
 Financial Markets Division
 Variable Annuity Department
 PFL Life Insurance Company
 4333 Edgewood Road N.E.
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

 You may check your policy at www.pfllife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy.

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------


   Policy Owner Transaction
           Expenses
-----------------------------------------------
 Sales Load On Purchase Payments.......       0
 Maximum Surrender Charge
  (as a % of Premium Payments
  Surrendered)(/1/)(/2/)...............      7%
 Annual Service Charge(/1/)..    $35 Per Policy
 Transfer Fee(/1/)...........  Currently No Fee

 Separate Account Annual Expenses
(as a percentage of average account
              value)
Mortality and Expense Risk
 Fee(/3/).................... 1.40%
Administrative Charge........ 0.15%
                              -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES............. 1.55%

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/4/)
    (as a percentage of average net assets and after expense reimbursements)
--------------------------------------------------------------------------------
                                                                         Total
                                                               Total    Account
                                                       Rule  Portfolio    and
                                   Management  Other   12b-1  Annual   Portfolio
                                      Fees    Expenses Fees  Expenses  Expenses
--------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus
  Fund(/5/).....................     0.60%     0.06%      --   0.66%     2.21%
 Merrill Lynch High Current
  Income Fund(/5/)..............     0.50%     0.02%      --   0.52%     2.07%
 Merrill Lynch Developing
  Capital Markets
  Focus Fund(/5/)...............     0.58%     0.67%      --   1.25%     2.80%
 Capital Guardian Global(/6/)...     1.05%     0.39%      --   1.44%     2.99%
 Capital Guardian U.S.
  Equity(/7/)...................     0.85%     0.15%      --   1.00%     2.55%
 Capital Guardian
  Value(/6/)(/8/)...............     0.85%     0.07%   0.08%   1.00%     2.55%
 Dreyfus Small Cap Value(/8/)...     0.80%     0.10%   0.32%   1.22%     2.77%
 Dreyfus U.S. Government
  Securities....................     0.65%     0.12%      --   0.77%     2.32%
 Endeavor Asset Allocation(/8/).     0.75%     0.10%   0.02%   0.87%     2.42%
 Endeavor Money Market..........     0.50%     0.05%      --   0.55%     2.10%
 Endeavor Enhanced Index........     0.75%     0.04%      --   0.79%     2.34%
 Endeavor High Yield(/9/).......     0.78%     0.50%      --   1.28%     2.83%
 Endeavor Janus Growth(/9/).....     0.80%     0.05%      --   0.85%     2.40%
 Jennison Growth(/6/)(/8/)......     0.85%     0.05%   0.06%   0.96%     2.51%
 T. Rowe Price Equity
  Income(/8/)...................     0.80%     0.07%   0.01%   0.88%     2.43%
 T. Rowe Price Growth
  Stock(/8/)....................     0.80%     0.07%   0.01%   0.88%     2.43%
 T. Rowe Price International
  Stock.........................     0.90%     0.10%      --   1.00%     2.55%
 Janus Aspen - Aggressive Growth
  - Service Shares(/10/)........     0.65%     0.02%   0.25%   0.92%     2.47%
 Janus Aspen - Strategic Value -
  Service Shares(/10/)..........     0.65%     0.04%   0.25%   0.94%     2.49%
 Janus Aspen - Worldwide Growth
  - Service Shares(/10/)........     0.65%     0.05%   0.25%   0.95%     2.50%
 Transamerica VIF Growth
  Portfolio.....................     0.70%     0.15%      --   0.85%     2.40%
 Fidelity - VIP Equity-Income
  Portfolio - Service Class
  2(/11/).......................     0.48%     0.10%   0.25%   0.83%     2.38%
 Fidelity - VIP II Contrafund(R)
  - Service Class 2(/11/).......     0.58%     0.12%   0.25%   0.95%     2.50%
 Fidelity - VIP III Growth
  Opportunities - Service Class
  2(/11/).......................     0.58%     0.13%   0.25%   0.96%     2.51%
 Fidelity - VIP III Mid Cap -
  Service Class 2(/11/).........     0.57%     0.43%   0.25%   1.25%     2.80%
 WRL Alger Aggressive Growth....     0.80%     0.09%      --   0.89%     2.44%
 WRL Gabelli Global
  Growth(/12/)(/13/)............     1.00%     0.20%      --   1.20%     2.75%
 WRL Goldman Sachs Growth(/12/).     0.90%     0.10%      --   1.00%     2.55%
 WRL Great Companies - Global
  /2/(/12/).....................     0.80%     0.20%      --   1.00%     2.55%
 WRL Janus Global(/14/).........     0.80%     0.12%      --   0.92%     2.47%
 WRL NWQ Value Equity...........     0.80%     0.10%      --   0.90%     2.45%
 WRL Pilgrim Baxter Mid Cap
  Growth(/12/)(/13/)............     0.90%     0.10%      --   1.00%     2.55%
 WRL Salomon All Cap(/12/)......     0.90%     0.10%      --   1.00%     2.55%
 WRL T. Rowe Price Dividend
  Growth(/12/)(/13/)............     0.90%     0.10%      --   1.00%     2.55%
 WRL T. Rowe Price Small
  Cap(/12/).....................     0.75%     0.25%      --   1.00%     2.55%

(/1/) The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/2/) The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the eighth year after the premium payment was made. If applicable a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

(/3/) Mortality and expense risk fees shown (1.40%) are for the "5% Annually
      Compounding Death Benefit," the "Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit", and the "Monthly Step-Up through age 80 Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.25% corresponding fee for the "Return of Premium Death Benefit."

(/4/) The fee table information relating to the underlying funds was provided to PFL by the underlying funds, their investment advisers or managers, and PFL has not and cannot independently verified the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. Therefore, PFL disclaims any and all liability for such information.

(/5/) These reflect expenses on Class A shares for the year ended December 31, 1999. Reimbursement agreements are in effect that limit operating expenses exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each portfolio of the Merrill Lynch Variable Series Funds, Inc. in a given year to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of the average daily net assets will be reimbursed to the portfolio by MLAM, which in turn will be reimbursed by Merrill Lynch Life Agency, Inc., an affiliate of MLAM.

(/6/) Capital Guardian Global Portfolio was formerly Endeavor Select
      Portfolio, Capital Guardian Value Portfolio was formerly Endeavor Value Equity Portfolio and Jennison Growth Portfolio was formerly Endeavor Opportunity Value Portfolio. On October 9, 2000, each Portfolio's advisor and investment policy were changed. The "Other Expenses" shown for 1999 were before these changes occurred. The "Management Fees" shown are the current fees.

(/7/) Capital Guardian U.S. Equity Portfolio commenced operations on October
      9, 2000, so the expenses shown are estimates for the first year of operations.

(/8/) The Board of Trustees of Endeavor Series Trust (the "Trust") have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the

   Trust's prospectus accompanying this Prospectus.

(/9/)  The "Management Fees" have been restated to reflect current fees.

(/10/) The expenses in the Annuity Policy Fee Table are based on estimated expenses the new Service Shares Class of each portfolio expects to incur in its initial fiscal year.

(/11/) Service Class 2 expenses are based on estimated expenses for the first year. Fidelity VIP expenses are without any reimbursements.

(/12/) Because WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth,
       WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth, and WRL T. Rowe Price Small Cap commenced operations on May 3, 1999, and because WRL Gabelli Global Growth and WRL Great Companies--Global/2/ commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

(/13/) The Management Fee in the Fee Table is based on portfolio average daily net assets of up to $500 million for WRL Gabelli Global Growth, and up to $100 million for WRL Pilgrim Baxter Mid Cap Growth and WRL T. Rowe Price Dividend Growth. See the underlying fund prospectus for more information.

(/14/) Effective September 1, 2000, the WRL Janus Global portfolio was closed to new investors.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the family income protector benefit has not been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.25%)
B = 5% Annually Compounding Death Benefit, Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, or Monthly Step-Up through age 80 Death Benefit (1.40%)

                                                            If the Policy is
                                                         annuitized at the end
                                                                   of
                                                          the applicable time
                                                                 period
                                     If the Policy is     or if the Policy is
                                    surrendered at the        simply kept
                                  end of the applicable   in the accumulation
                                       time period.              phase.
                                     ------------------------------------------
                                   1     3     5    10    1     3     5    10
Subaccounts                       Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
Merrill Lynch Basic Value
 Focus......................    A $ 91 $120  $155  $242  $21   $66  $112  $242
                                B $ 93 $124  $163  $257  $23   $70  $120  $257
-------------------------------------------------------------------------------
Merrill Lynch High Current
 Income.....................    A $ 90 $115  $147  $228  $20   $61  $105  $228
                                B $ 91 $120  $155  $243  $21   $66  $113  $243
-------------------------------------------------------------------------------
Merrill Lynch Developing
 Capital Markets                A $ 97 $137  $186  $301  $27   $83  $142  $301
 Focus......................    B $ 99 $142  $194  $316  $29   $88  $149  $316
-------------------------------------------------------------------------------
Capital Guardian Global.....    A $ 99 $143  $196  $320  $29   $89  $151  $320
                                B $101 $147  $204  $334  $31   $93  $159  $334
-------------------------------------------------------------------------------
Capital Guardian U.S.
 Equity.....................    A $ 95 $130  $173  $277  $25   $76  $130  $277
                                B $ 96 $134  $181  $292  $26   $80  $137  $292
-------------------------------------------------------------------------------
Capital Guardian Value......    A $ 95 $130  $173  $277  $25   $76  $130  $277
                                B $ 96 $134  $181  $292  $26   $80  $137  $292
-------------------------------------------------------------------------------
Dreyfus Small Cap Value.....    A $ 97 $136  $184  $298  $27   $82  $141  $298
                                B $ 98 $141  $192  $313  $28   $87  $148  $313
-------------------------------------------------------------------------------
Dreyfus U.S. Government
 Securities.................    A $ 92 $123  $161  $253  $22   $69  $118  $253
                                B $ 94 $127  $169  $269  $24   $73  $126  $269
-------------------------------------------------------------------------------
Endeavor Asset Allocation...    A $ 93 $126  $166  $264  $23   $72  $123  $264
                                B $ 95 $130  $174  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
Endeavor Money Market.......    A $ 90 $116  $149  $231  $20   $62  $107  $231
                                B $ 92 $121  $157  $246  $22   $67  $114  $246
-------------------------------------------------------------------------------
Endeavor Enhanced Index.....    A $ 93 $123  $162  $255  $23   $69  $119  $255
                                B $ 94 $128  $170  $271  $24   $74  $127  $271
-------------------------------------------------------------------------------
Endeavor High Yield.........    A $ 97 $138  $188  $304  $27   $84  $144  $304
                                B $ 99 $143  $195  $319  $29   $89  $151  $319
-------------------------------------------------------------------------------
Endeavor Janus Growth.......    A $ 93 $125  $165  $262  $23   $71  $122  $262
                                B $ 95 $130  $173  $277  $25   $76  $130  $277
-------------------------------------------------------------------------------
Jennison Growth.............    A $ 94 $129  $171  $273  $24   $75  $128  $273
                                B $ 96 $133  $179  $288  $26   $79  $135  $288
-------------------------------------------------------------------------------
T. Rowe Price Equity Income.    A $ 93 $126  $166  $265  $23   $72  $124  $265
                                B $ 95 $131  $174  $280  $25   $77  $131  $280
-------------------------------------------------------------------------------
T. Rowe Price Growth Stock..    A $ 93 $126  $166  $265  $23   $72  $124  $264
                                B $ 95 $131  $174  $280  $25   $77  $131  $280
-------------------------------------------------------------------------------
T. Rowe Price International
 Stock......................    A $ 95 $130  $173  $277  $25   $76  $130  $277
                                B $ 96 $134  $181  $292  $26   $80  $137  $292
-------------------------------------------------------------------------------

EXAMPLES continued

                                                          If the Policy is
                                                      annuitized at the end of
                                 If the Policy is    the applicable time period
                                surrendered at the   or if the Policy is simply
                              end of the applicable             kept
                                   time period.      in the accumulation phase.
                                     ------------------------------------------------
                               1     3     5    10     1       3       5        10
Subaccounts                   Year Years Years Years Year    Years   Years    Years
-------------------------------------------------------------------------------------
Janus Aspen - Aggressive
 Growth -                   A $94  $127  $169  $269     $24      $73    $126     $269
 Service Shares.........    B $95  $132  $176  $284     $25      $78 $   133  $   284
-------------------------------------------------------------------------------------
Janus Aspen - Strategic
 Value -                    A $94  $128  $170  $271  $   24   $   74 $   127  $   271
 Service Shares.........    B $96  $132  $178  $286  $   26   $   78 $   134  $   286
-------------------------------------------------------------------------------------
Janus Aspen - Worldwide
 Growth -                   A $94  $128  $170  $272  $   24   $   74 $   127  $   272
 Service Shares.........    B $96  $133  $178  $287  $   26   $   79 $   135  $   287
-------------------------------------------------------------------------------------
Transamerica VIF Growth.    A $93  $125  $165  $262  $   23   $   71 $   122  $   262
                            B $95  $130  $173  $277  $   25   $   76 $   130  $   277
-------------------------------------------------------------------------------------
Fidelity - VIP Equity-
 Income                     A $93  $125  $164  $260  $   23   $   71 $   121  $   260
 Service Class 2........    B $94  $129  $172  $275  $   24   $   75 $   129  $   275
-------------------------------------------------------------------------------------
Fidelity - VIP II
 Contrafund(R)              A $94  $128  $170  $272  $   24   $   74 $   127  $   272
 Service Class 2........    B $96  $133  $178  $287  $   26   $   79 $   135  $   287
-------------------------------------------------------------------------------------
Fidelity - VIP III
 Growth Opportunities       A $94  $129  $171  $273  $   24   $   75 $   128  $   273
 Service Class 2........    B $96  $133  $179  $288  $   26   $   79 $   135  $   288
-------------------------------------------------------------------------------------
Fidelity - VIP III Mid
 Cap                        A $97  $137  $186  $301  $   27   $   83 $   142  $   301
 Service Class 2........    B $99  $142  $194  $316  $   29   $   88 $   149  $   316
-------------------------------------------------------------------------------------
WRL Alger Aggressive
 Growth.................    A $94  $126  $167  $266  $   24   $   72 $   124  $   266
                            B $95  $131  $175  $281  $   25   $   77 $   132  $   281
-------------------------------------------------------------------------------------
WRL Gabelli Global
 Growth.................    A $97  $136  $183  $296  $   27   $   82 $   140  $   296
                            B $98  $140  $191  $311  $   28   $   86 $   147  $   311
-------------------------------------------------------------------------------------
WRL Goldman Sachs
 Growth.................    A $95  $130  $173  $277  $   25   $   76 $   130  $   277
                            B $96  $134  $181  $292  $   26   $   80 $   137  $   292
-------------------------------------------------------------------------------------
WRL Great Companies -
 Global/2/ .............    A $95  $130  $173  $277  $   25   $   76 $   130  $   277
                            B $96  $134  $181  $292  $   26   $   80 $   137  $   292
-------------------------------------------------------------------------------------
WRL Janus Global........    A $94  $127  $169  $269  $   24   $   73 $   126  $   269
                            B $95  $132  $176  $284  $   25   $   78 $   133  $   284
-------------------------------------------------------------------------------------
WRL NWQ Value Equity....    A $94  $127  $168  $267  $   24   $   73 $   125  $   267
                            B $95  $131  $175  $282  $   25   $   77 $   132  $   282
-------------------------------------------------------------------------------------
WRL Pilgrim Baxter Mid
 Cap Growth.............    A $95  $130  $173  $277  $   25   $   76 $   130  $   277
                            B $96  $134  $181  $292  $   26   $   80 $   137  $   292
-------------------------------------------------------------------------------------
WRL Salomon All Cap.....    A $95  $130  $173  $277  $   25   $   76 $   130  $   277
                            B $96  $134  $181  $292  $   26   $   80 $   137  $   292
-------------------------------------------------------------------------------------
WRL T. Rowe Price
 Dividend Growth........    A $95  $130  $173  $277  $   25   $   76 $   130  $   277
                            B $96  $134  $181  $292  $   26   $   80 $   137  $   292
-------------------------------------------------------------------------------------
WRL T. Rowe Price Small
 Cap....................    A $95  $130  $173  $277  $   25   $   76 $   130  $   277
                            B $96  $134  $181  $292  $   26   $   80 $   137  $   292

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1999 expenses of the underlying portfolios, except for Capital Guardian U.S. Equity, Endeavor Janus Growth, WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth, WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth, and WRL T. Rowe Price Small Cap, (whose expenses listed above are estimated for the first full year of operations). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0299% based on average policy value of $116,930.00.

These examples do not reflect the annual fee of 0.30% of the minimum annuitization value for the family income protector rider. The above expense figures would be approximately $3 per year higher if you elected that rider.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1.THE ANNUITY POLICY

This prospectus describes The Endeavor ML Variable Annuity policy offered by PFL Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The Endeavor ML Variable Annuity consists of either:
 .  a group annuity contract that we, PFL Life Insurance Company, issue to the contract holder and an individual certificate that we issue to you; or . an individual policy that we issue to you.

This prospectus describes your individual certificate or policy (both are referred to as policy in this prospectus). The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider, then PFL will guarantee a minimum amount of your annuity payments.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.PURCHASE

Policy Issue Requirements

PFL will not issue a policy unless:
 .  PFL receives all information needed to issue the policy;
 . PFL receives a minimum initial premium payment; and . The annuitant and any joint owner are age 90 or younger.

Premium Payments

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for PFL to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging fixed account, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading at the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.INVESTMENT CHOICES

The Separate Account

There are currently thirty-four variable subaccounts available under the policies for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Managed by Merrill Lynch Asset Management, L.P.
 Merrill Lynch Basic Value Focus Fund
 Merrill Lynch High Current Income Fund
 Merrill Lynch Developing Capital Markets Focus Fund

ENDEAVOR SERIES TRUST

Subadvised by Capital Guardian Trust Company

 Capital Guardian Global Portfolio

 Capital Guardian U.S. Equity Portfolio

 Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
 Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
 Endeavor Enhanced Index Portfolio

Subadvised by Massachusetts Financial Services Company
 Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
 Endeavor Janus Growth Portfolio

Subadvised by Jennison Associates LLC

 Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming International, Inc.
 T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES - SERVICE SHARES

Managed by Janus Capital Corporation

 Janus Aspen - Aggressive Growth Portfolio

 Janus Aspen - Strategic Value Portfolio

 Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
 Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND -SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity - VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II -SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III -SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity - VIP III Growth Opportunities Portfolio
 Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
 WRL Alger Aggressive Growth

Subadvised by Gabelli Asset Management Company

 WRL Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
 WRL Goldman Sachs Growth

Subadvised by Great Companies, L.L.C.

 WRL Great Companies - Global/2/
Subadvised by NWQ Investment Management Company, Inc.
 WRL NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
 WRL Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
 WRL Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
 WRL T. Rowe Price Dividend Growth
 WRL T. Rowe Price Small Cap

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest in this subaccount.

WRL SERIES FUND, INC.

Subadvised by Janus Capital Corporation

 WRL Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be different for different funds and portfolios and may be based on the amount of assets that PFL or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of PFL's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with PFL's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or fixed account as often as you wish within certain limitations.

Transfers from a guaranteed period option of the fixed account are limited to the following:

 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 . Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year.
   If it is a positive adjustment, we do not limit the amount that you can transfer.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Transfers out of a subaccount must be at least $500, or the entire subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at least $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

During the income phase of your policy, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4.PERFORMANCE

PFL periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for the family income protector rider. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value (restrictions may apply to qualified policies). Cash value is the adjusted policy value less any applicable surrender charge. We may apply a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses. After the first year, you can withdraw up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of withdrawal. (The free percentage is not cumulative, so not withdrawing anything in one year does not increase the free withdrawal amount in subsequent years.) If you withdraw money in excess of the greater of 10% of your premium payments or any gains in the policy, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each premium payment:

                                                               Surrender Charge
 Number of Years Since                                        (as a percentage of
  Premium Payment Date                                        premium withdrawn)
---------------------------------------------------------------------------------
            0-1                                                       7%
---------------------------------------------------------------------------------
            1-2                                                       7%
---------------------------------------------------------------------------------
            2-3                                                        6%
---------------------------------------------------------------------------------
            3-4                                                        6%
---------------------------------------------------------------------------------
            4-5                                                        5%
---------------------------------------------------------------------------------
            5-6                                                        4%
---------------------------------------------------------------------------------
            6-7                                                        2%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free amount of $10,000, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

You receive the full amount of a requested partial withdrawal because we deduct any applicable surrender charge (and any negative excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option or the unemployment waiver.

Excess Interest Adjustment

Withdrawals of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. See "Excess Interest Adjustment" in Section 6 of this prospectus.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policy. This charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy. We may raise these fees in the future.

Portfolio Management Fees

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:
 . by making a withdrawal (either a complete or partial withdrawal); or . by taking systematic payouts.

Withdrawals

If you want to make a complete withdrawal, you will receive your cash value.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details.

Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date PFL receives all required information. PFL may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Generally, all withdrawals from a guaranteed payment option during the first policy year are subject to an excess interest adjustment. Any amount withdrawn during a subsequent policy year in excess of the free percentage amount is also generally subject to an excess interest adjustment. Beginning in the second policy year, you can, however, withdraw up to the free percentage amount once each policy year without an excess interest adjustment.

There will be no excess interest adjustment on any of the following:
 .  a lump sum withdrawal of up to the free percentage amount;
 .  nursing care and terminal condition withdrawals;
 .  unemployment waivers;
 . withdrawals to satisfy any minimum distribution requirements; and . systematic payout option payments, which do not exceed 10% of the premium.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95).

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below (these options are not available under the family income protector). You may choose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:
Fixed Payments
 .  No Period Certain--We will make level payments only during the annuitant's lifetime.
 .  10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.
 . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
Variable Payments
 .  No Period Certain--Payments will be made only during the lifetime of the annuitant.
 . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
Fixed Payments
 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
Variable Payments
 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping PFL informed of their current address.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:
 . the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the policy value increased or decreased by an excess interest adjustment.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 . guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the four guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for death benefits A, B and C.

A. 5% Annually Compounding Death Benefit

  The 5% Annually Compounding Death Benefit is:
  .  the total premium payments; less
  .  any adjusted partial withdrawals; plus
  . interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death.

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

B. Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit

  The death benefit under this option is the greater of 1 or 2 below:

  1. The 5% Annually Compounding through age 80 Death Benefit is:
    .  the total premium payments; less
    .  any adjusted partial withdrawals; plus
    . interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

  2. The Annual Step-Up through age 80 Death Benefit is equal to:
    . the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
    . any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus
    . any adjusted partial withdrawals subsequent to the date of the policy anniversary with the largest policy value.

  These benefits are not available if the owner or annuitant is age 81 or older on the policy date.

C. Monthly Step-Up through age 80 Death Benefit

  The Monthly Step-Up through age 80 Death Benefit is:
  . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
  . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
  . any adjusted partial withdrawals subsequent to the date of the monthly anniversary with the largest policy value.

  This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

D. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:
  .  total premium payments; less
  . any adjusted partial withdrawals (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option than for the other three.

IF, under all four death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:
 .   we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

9.TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement.

Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI. You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits withdrawals from certain 403(b) policies. Withdrawals can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 . becomes disabled (as that term is defined in the Internal Revenue Code); or . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. PFL may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed. The tax treatment of excess interest adjustments is uncertain. You should consult a tax adviser if a withdrawal results in an excess interest adjustment.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by PFL (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income). The same tax treatment applies to any amounts distributed after an owner's death.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the

"investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10.ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your premium; and

(2) is any gains in the policy.

This amount may be taken free of surrender charges (and excess interest adjustments). Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The family income protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the family income protector differ from the following description. New Jersey residents should see the separate supplement describing the family income protector for New Jersey.

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
 .  the policy value on the date the rider is issued; plus
 .  any additional premium payments; minus

 . an adjustment for any withdrawals made after the date the rider is issued; . which is accumulated at the annual growth rate written on page one of the rider; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The family income protector payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the family income protector can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you select to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new rider's specified benefits and fees may not be as advantageous as before; and
 . you will have a new ten year waiting period before you can exercise the family income protector.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully--If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. The guaranteed payment fee is included on page one of the rider.

Termination. The family income protector is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),
 .  upgrade of the minimum annuitization value (although a new rider will be issued),
 .  termination of your policy, or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 . employed full time for at least two years prior to becoming unemployed; and . employed full time on the policy date; and . unemployed for at least 60 days in a row at the time of the withdrawal; and . must have a minimum cash value at the time of withdrawal of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy enrollment form or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Dreyfus U.S. Government Securities Subaccount, or the Endeavor Money Market Subaccount, into any other subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:
 . the subaccounts into which money from the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and
 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the dollar cost averaging fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a Transamerica Company and a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

The Separate Account

PFL established a separate account, called the PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The separate account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to PFL's other income, gains or losses.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is a Transamerica Company and an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6.25% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

Financial Statements

The financial statements of PFL and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Special Terms
 The Policy--General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Family Income Protector--Additional Information
 Historical Performance Data
 Published Ratings
 State Regulation of PFL
 Administration
 Records and Reports
 Distribution of the Policies

 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*

              (Total Separate Account Annual Expenses: 1.55%)

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning    at End       Units at
                                         of Year      of Year     End of Year
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value Focus ML
   Subaccount
   1999..............................   $1.128892     $1.343442  10,438,672.328
   1998..............................   $1.045149     $1.128892   1,297,000.676
   1997(/1/).........................   $1.000000     $1.045149   1,158,912.186
-------------------------------------------------------------------------------
  Merrill Lynch High Current Income
   ML Subaccount
   1999..............................   $0.991602     $1.032293   6,868,040.687
   1998..............................   $1.036753     $0.991602   1,798,460.840
   1997(/1/).........................   $1.000000     $1.036753   1,515,274.846
-------------------------------------------------------------------------------
  Merrill Lynch Developing Capital
   Markets Focus ML Subaccount
   1999..............................   $0.540808    $0.0879578   1,905,288.618
   1998..............................    $.776036     $0.540808     265,187.471
   1997(/1/).........................   $1.000000     $0.776036     731,215.174
-------------------------------------------------------------------------------
  Capital Guardian U.S. Equity ML
   Subaccount***
   1999(/5/).........................   $1.121334    $ 0.962537       1,693,186
   1998(/4/).........................   $1.000000    $ 1.121334         662,269
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value ML
   Subaccount
   1999..............................   $1.785929     $2.270485   6,466,464.732
   1998..............................   $1.849865     $1.785929     767,224.503
   1997(/1/).........................   $1.763002     $1.849865   1,303,710.955
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   ML Subaccount
   1999..............................   $1.286733     $1.253314   4,528,567.266
   1998..............................   $1.214143     $1.286733   1,216,510.180
   1997(/1/).........................   $1.156486     $1.214143     250,859.166
-------------------------------------------------------------------------------
  Endeavor Asset Allocation ML
   Subaccount
   1999..............................   $2.535888     $3.149277   5,298,098.838
   1998..............................   $2.170350     $2.535888     581,570.894
   1997(/1/).........................   $2.073492     $2.170350     560,006.492
-------------------------------------------------------------------------------
  Endeavor Money Market ML Subaccount
   1999..............................   $1.239556     $1.275932   4,284,434.467
   1998..............................   $1.195541     $1.239556     358,756.987
   1997(/1/).........................   $1.174747     $1.195541     237,144.180
-------------------------------------------------------------------------------
  Endeavor Enhanced Index ML
   Subaccount
   1999..............................   $1.577775     $1.831774  15,093,778.210
   1998..............................   $1.216754     $1.577775     972,108.717
   1997(/1/).........................   $1.140312     $1.216754     842,854.350
-------------------------------------------------------------------------------
  Endeavor High Yield ML Subaccount
   1999..............................   $0.961203     $1.000739   2,298,661.602
   1998(/3/).........................   $1.000000     $0.961203     121,411.851

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*

              (Total Separate Account Annual Expenses: 1.55%)
                                   continued


                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End      Units at
                                          of Year      of Year     End of Year
-------------------------------------------------------------------------------
  Endeavor Janus Growth ML Subaccount
   1999...............................   $31.898334   $49.870147  1,363,436.730
   1998...............................   $19.650673   $31.898334     90,917.724
   1997(/1/)..........................   $19.367467   $19.650673    134,838.617
-------------------------------------------------------------------------------
  Jennison Growth ML Subaccount**
   1999...............................    $1.200101    $1.235669  4,272,750.319
   1998...............................    $1.156145    $1.200101    602,380.346
   1997(/1/)..........................    $1.103566    $1.156145    823,035.993
-------------------------------------------------------------------------------
  Capital Guardian Value ML
   Subaccount**
   1999...............................    $2.212928    $2.107887  4,454,289.314
   1998...............................    $2.084599    $2.212928    504,437.700
   1997(/1/)..........................    $1.951455    $2.084599    695,791.985
-------------------------------------------------------------------------------
  Capital Guardian Global ML
   Subaccount**
   1999...............................    $1.052609    $1.530432  3,024,268.788
   1998(/2/)..........................    $1.000000    $1.052609    282,424.968
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income ML
   Subaccount
   1999...............................    $2.065623    $2.099984  8,897,631.087
   1998...............................    $1.923605    $2.065623  1,136,105.291
   1997(/1/)..........................    $1.757991    $1.923605  1,205,031.181
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock ML
   Subaccount
   1999...............................    $2.593121    $3.113428  7,893,482.303
   1998...............................    $2.041994    $2.593121    648,309.723
   1997(/1/)..........................    $1.905196    $2.041994    863,752.125
-------------------------------------------------------------------------------
  T. Rowe Price International Stock ML
   Subaccount
   1999...............................    $1.533035    $1.993671  5,444,716.625
   1998...............................    $1.345562    $1.533035    716,581.848
   1997(/1/)..........................    $1.490376    $1.345562  1,418,820.061

                        Return of Premium Death Benefit*

              (Total Separate Account Annual Expenses: 1.40%)

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning    at End       Units at
                                         of Year      of Year     End of Year
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value Focus ML
   Subaccount
   1999..............................    $1.126397    $1.348411   2,454,557.131
   1998..............................    $1.045922    $1.126397   5,316,789.797
   1997(/1/).........................    $1.000000    $1.045922     279,869.269
-------------------------------------------------------------------------------
  Merrill Lynch High Current Income
   ML Subaccount
   1999..............................    $0.989413    $1.036111   1,743,155.373
   1998..............................    $1.037515    $0.989413   5,690,546.719
   1997(/1/).........................    $1.000000    $1.037515     296,791.692
-------------------------------------------------------------------------------
  Merrill Lynch Developing Capital
   Markets Focus ML Subaccount
   1999..............................    $0.539622    $0.882824     423,799.182
   1998..............................    $0.776606    $0.539622   1,369,352.447
   1997(/1/).........................    $1.000000    $0.776606     190,773.375
-------------------------------------------------------------------------------
  Capital Guardian U.S. Equity ML
   Subaccount***
   1999(/5/).........................    $1.122170    $0.964682         316,391
   1998(/4/).........................    $1.000000    $1.122170         175,738
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value ML
   Subaccount
   1999..............................    $1.781970    $2.278888  $1,327,060.532
   1998..............................    $1.851229    $1.781970   4,007,192.724
   1997(/1/).........................    $1.763002    $1.851229     427,723.238
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   ML Subaccount
   1999..............................    $1.283878    $1.255919   1,667,132.394
   1998..............................    $1.215033    $1.283878   2,530,595.105
   1997(/1/).........................    $1.156486    $1.215033     142,705.078
-------------------------------------------------------------------------------
  Endeavor Asset Allocation ML
   Subaccount
   1999..............................    $2.530280    $3.160924   1,189,043.271
   1998..............................    $2.171948    $2.530280   2,567,841.512
   1997(/1/).........................    $2.073492    $2.171948     146,972.115
-------------------------------------------------------------------------------
  Endeavor Money Market ML Subaccount
   1999..............................    $1.236824    $1.280646     547,317.665
   1998..............................    $1.196418    $1.236824   1,488,032.472
   1997(/1/).........................    $1.174747    $1.196418     186,769.997
   1997(/1/).........................    $1.757991    $1.925022     399,676.687
-------------------------------------------------------------------------------
  Endeavor Enhanced Index ML
   Subaccount
   1999..............................    $1.574288    $1.838549   3,001,172.313
   1998..............................    $1.217647    $1.574288   4,212,857.466
   1997(/1/).........................    $1.140312    $1.217647     517,261.206
-------------------------------------------------------------------------------
  Endeavor High Yield ML Subaccount
   1999..............................    $0.960378    $1.003083     625,739.546
   1998(/3/).........................    $1.000000    $0.960378     277,923.144
-------------------------------------------------------------------------------
  Endeavor Janus Growth ML Subaccount
   1999..............................   $31.827882   $50.054351     292,621.286
   1998..............................   $19.665157   $31.827882     468,647.981
   1997(/1/).........................   $19.367467   $19.665157      22,707.469

                        Return of Premium Death Benefit*

              (Total Separate Account Annual Expenses: 1.40%)
                                   continued

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End      Units at
                                          of Year      of Year     End of Year
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Jennison Growth ML Subaccount**
   1999...............................   $1.197456    $1.240246     941,150.633
   1998...............................   $1.156993    $1.197456   4,355,754.613
   1997(/1/)..........................   $1.103566    $1.156993     278,938.732
-------------------------------------------------------------------------------
  Capital Guardian Value ML
   Subaccount**
   1999...............................   $2.208027    $2.115695     961,278.161
   1998...............................   $2.086130    $2.208027   3,058,826.681
   1997(/1/)..........................   $1.951455    $2.086130     185,606.823
-------------------------------------------------------------------------------
  Capital Guardian Global ML
   Subaccount**
   1999...............................   $1.051197    $1.534754     447,744.356
   1998(/2/)..........................   $1.000000    $1.051197   2,154,769.996
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income ML
   Subaccount
   1999...............................   $2.061049    $2.107761   1,874,943.660
   1998...............................   $1.925022    $2.061049   5,183,438.967
   1997(/1/)..........................   $1.757991    $1.925022     399,676.687
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock ML
   Subaccount
   1999...............................   $2.587405    $3.124914   1,602,288.797
   1998...............................   $2.043487    $2.587405   3,959,439.113
   1997(/1/)..........................   $1.905196    $2.043487     275,873.510
-------------------------------------------------------------------------------
  T. Rowe Price International Stock ML
   Subaccount
   1999...............................   $1.529630    $2.001071   1,186,858.494
   1998...............................   $1.346560    $1.529630   3,171,012.285
   1997(/1/)..........................   $1.490376    $1.346560     396,884.393

(/1/) Period from July 3, 1997 through December 31, 1997.
(/2/) Period from February 2, 1998 through December 31, 1998.

(/3/) Period from June 2, 1998 through December 31, 1998.

(/4/) Period from July 1, 1998 through December 31, 1998.

(/5/) Period from January 1, 1999 through December 31, 1999.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the corresponding unit values for each death benefit did not change.

** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.

*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

The Transamerica VIF Growth Subaccount, Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus Aspen--Strategic Value--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity--VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

PFL may advertise historical yields and total returns for the subaccounts of the separate account. In addition, PFL may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they do not reflect the rider charge for the optional family income protector. To the extent that any or all of a premium tax is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.40% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit, or the 1.25% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                   TABLE 1--A
                     Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector)
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*

              (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                    Inception
                                  1 Year   5 Year    of the       Subaccount
                                  Ended    Ended   Subaccount      Inception
  Subaccount                     12/31/99 12/31/99 to 12/31/99     Date(/9/)
--------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   Focus(/1/)..................   13.95%    N/A      11.04%      July 2, 1997
  Merrill Lynch High Current
   Income(/1/).................   (1.08%)   N/A      (0.54%)     July 2, 1997
  Merrill Lynch Developing
   Capital Markets Focus(/1/)..   57.94%    N/A      (7.05%)     July 2, 1997
  Capital Guardian Global(/2/).   40.42%    N/A      22.73%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A        N/A      October 9, 2000
  Capital Guardian Value(/2/)..  (10.00%)  14.76%    11.78%      May 27, 1993
  Dreyfus Small Cap Value(/4/).   22.14%   15.88%    12.90%       May 4, 1993
  Dreyfus U.S. Government
   Securities..................   (7.83%)   4.51%     3.72%       May 9, 1994
  Endeavor Asset Allocation....   19.17%   19.05%    13.88%      April 8, 1991
  Endeavor Enhanced Index......   11.02%    N/A      24.36%       May 1, 1997
  Endeavor High Yield..........   (1.21%)   N/A      (3.44%)     June 2, 1998
  Endeavor Janus Growth(/5/)...   51.59%   37.56%    23.72%      July 1, 1992
  Jennison Growth(/2/).........   (2.23%)   N/A       5.97%    November 18, 1996
  T. Rowe Price Equity Income..   (3.54%)   N/A      15.63%     January 3, 1995
  T. Rowe Price Growth Stock...   15.01%    N/A      25.24%     January 3, 1995
  T. Rowe Price International
   Stock(/6/)..................   25.08%   12.85%     8.06%      April 8, 1991
  Janus Aspen - Aggressive
   Growth -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Janus Aspen - Strategic Value
   - Service Shares(/7/).......    N/A      N/A        N/A            N/A
  Janus Aspen - Worldwide
   Growth -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Transamerica VIF Growth(/7/).    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP Equity-Income
   - Service Class 2(/7/)......    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Growth
   Opportunities - Service
   Class 2(/7/)................    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Mid Cap -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A        N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Great Companies -
   Global/2/(/7/)..............    N/A      N/A        N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A        N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A        N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A        N/A        May 1, 2000

                                   TABLE 1--B
                     Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector)
                        Return of Premium Death Benefit*

              (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                    Inception
                                  1 Year   5 Year    of the       Subaccount
                                  Ended    Ended   Subaccount      Inception
  Subaccount                     12/31/99 12/31/99 to 12/31/99     Date(/9/)
--------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   Focus(/1/)..................   14.12%    N/A      11.22%      July 2, 1997
  Merrill Lynch High Current
   Income(/1/).................   (0.92%)   N/A      (0.39%)     July 2, 1997
  Merrill Lynch Developing
   Capital Markets Focus(/1/)..   58.18%    N/A      (6.91%)     July 2, 1997
  Capital Guardian Global(/2/).   40.64%    N/A      22.92%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A        N/A      October 9, 2000
  Capital Guardian Value(/2/)..   (9.86%)  14.92%    11.92%      May 27, 1993
  Dreyfus Small Cap Value(/4/).   22.33%   16.05%    13.06%       May 4, 1993
  Dreyfus U.S. Government
   Securities..................   (7.85%)  4.64%      3.84%       May 9, 1994
  Endeavor Asset Allocation....   19.36%   19.23%    14.04%      April 8, 1991
  Endeavor Enhanced Index......   11.19%    N/A      24.54%       May 1, 1997
  Endeavor High Yield..........   (1.05%)   N/A      (3.29%)     June 2, 1998
  Endeavor Janus Growth(/5/)...   51.82%   37.77%    23.90%      July 1, 1992
  Jennison Growth(/2/).........   (2.07%)   N/A       6.13%    November 18, 1996
  T. Rowe Price Equity Income..   (3.39%)   N/A      15.80%     January 3, 1995
  T. Rowe Price Growth Stock...   15.19%    N/A      25.42%     January 3, 1995
  T. Rowe Price International
   Stock(/6/)..................   25.28%   13.02%     8.23%      April 8, 1991
  Janus Aspen - Aggressive
   Growth -Service Shares(/7/).    N/A      N/A        N/A            N/A
  Janus Aspen - Strategic
   Value -Service Shares(/7/)..    N/A      N/A        N/A            N/A
  Janus Aspen - Worldwide
   Growth -Service Shares(/7/).    N/A      N/A        N/A            N/A
  Transamerica VIF Growth(/7/).    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP Equity-
   Income -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Growth
   Opportunities -Service Class
   2(/7/)......................    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Mid Cap -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A        N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Great Companies -
    Global/2/(/7/).............    N/A      N/A        N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A        N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A        N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A        N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A        N/A        May 1, 2000

(/1/) The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
      Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(/2/) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(/3/) Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

(/4/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.

(/5/) Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Janus Growth Portfolio.

(/6/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

(/7/) The Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus
      Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity-- VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount , WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

(/8/) The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

(/9/) Performance prior to July 3, 1997, reflects performance of PFL Endeavor
      VA Separate Account subaccounts prior to the offering of the PFL Endeavor ML version of the policies.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.

                                   TABLE 2--A
                 Non-Standardized Average Annual Total Returns
           (Assuming No Surrender Charge or Family Income Protector)
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*

              (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                    Inception
                                  1 Year   5 Year    of the       Subaccount
                                  Ended    Ended   Subaccount      Inception
  Subaccount                     12/31/99 12/31/99 to 12/31/99     Date(/9/)
--------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   Focus(/1/)..................  19.27%     N/A      12.54%      July 2, 1997
  Merrill Lynch High Current
   Income(/1/).................   4.33%     N/A       1.28%      July 2, 1997
  Merrill Lynch Developing
   Capital Markets Focus(/1/)..  63.00%     N/A      (5.01%)     July 2, 1997
  Capital Guardian Global(/2/).  45.59%     N/A      24.96%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A        N/A      October 9, 2000
  Capital Guardian Value(/2/)..  (4.54%)   14.99%    11.88%      May 27, 1993
  Dreyfus Small Cap Value(/4/).  27.41%    16.09%    12.99%       May 4, 1993
  Dreyfus U.S. Government
   Securities..................  (2.38%)    4.84%     4.01%       May 9, 1994
  Endeavor Asset Allocation....  24.46%    19.27%    13.91%      April 8, 1991
  Endeavor Enhanced Index......  16.36%     N/A      25.45%       May 1, 1997
  Endeavor High Yield..........   4.20%     N/A       0.05%      June 2, 1998
  Endeavor Janus Growth(/5/)...  56.69%    37.66%    23.76%      July 1, 1992
  Jennison Growth(/2/).........   3.19%     N/A       6.99%    November 18, 1996
  T. Rowe Price Equity Income..   1.89%     N/A      15.94%     January 3, 1995
  T. Rowe Price Growth Stock...  20.33%     N/A      25.45%     January 3, 1995
  T. Rowe Price International
   Stock(/6/)..................  30.34%    13.09%     8.10%      April 8, 1991
  Janus Aspen - Aggressive
   Growth -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Janus Aspen - Strategic Value
   -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Janus Aspen - Worldwide
   Growth -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Transamerica VIF Growth(/7/).    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP Equity-Income
   -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Growth
   Opportunities - Service
   Class 2(/7/)................    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Mid Cap -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A        N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Great Companies -
   Global/2/(/7/)..............    N/A      N/A        N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A        N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A        N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A        N/A        May 1, 2000

                                   TABLE 2--B
                 Non-Standardized Average Annual Total Returns
           (Assuming No Surrender Charge and Family Income Protector)
                        Return of Premium Death Benefit*

              (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                    Inception
                                  1 Year   5 Year    of the       Subaccount
                                  Ended    Ended   Subaccount      Inception
  Subaccount                     12/31/99 12/31/99 to 12/31/99     Date(/9/)
--------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   Focus(/1/)..................   19.45%    N/A      12.72%      July 2, 1997
  Merrill Lynch High Current
   Income(/1/).................    4.49%    N/A       1.43%      July 2, 1997
  Merrill Lynch Developing
   Capital Markets Focus(/1/)..   63.24%    N/A      (4.87%)     July 2, 1997
  Capital Guardian Global(/2/).   45.80%    N/A      25.15%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A        N/A      October 9, 2000
  Capital Guardian Value(/2../.   (4.39%)  15.14%    12.02%      May 27, 1993
  Dreyfus Small Cap Value(/4/).   27.60%   16.26%    13.16%       May 4, 1993
  Dreyfus U.S. Government
   Securities..................   (2.39%)   4.96%     4.14%       May 9, 1994
  Endeavor Asset Allocation....   24.65%   19.42%    14.08%      April 8, 1991
  Endeavor Enhanced Index......   16.53%    N/A      25.63%       May 1, 1997
  Endeavor High Yield..........    4.36%    N/A       0.19%      June 2, 1998
  Endeavor Janus Growth(/5/)...   56.92%   37.86%    23.94%      July 1, 1992
  Jennison Growth(/2/).........    3.35%    N/A       7.15%    November 18, 1996
  T. Rowe Price Equity Income..    2.04%    N/A      16.10%     January 3, 1995
  T. Rowe Price Growth Stock...   20.51%    N/A      25.63%     January 3, 1995
  T. Rowe Price International
   Stock(/6/)..................   30.53%   13.25%     8.26%      April 8, 1991
  Janus Aspen - Aggressive
   Growth -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Janus Aspen - Strategic Value
   -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Janus Aspen - Worldwide
   Growth -
   Service Shares(/7/).........    N/A      N/A        N/A            N/A
  Transamerica VIF Growth(/7/).    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP Equity-Income
   -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Growth
   Opportunities - Service
   Class 2(/7/)................    N/A      N/A        N/A        May 1, 2000
  Fidelity - VIP III Mid Cap -
   Service Class 2(/7/)........    N/A      N/A        N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A        N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Great Companies -
   Global/2/(/7/)..............    N/A      N/A        N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A        N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A        N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A        N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A        N/A        May 1, 2000

(/1/) The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
      Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(/2/) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(/3/) Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

(/4/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.
(/5/) Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Janus Growth Portfolio.

(/6/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc., became the adviser to the Portfolio.

(/7/) The Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus
      Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity-- VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

(/8/) The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.
(/9/) Performance prior to July 3, 1997, reflects performance of PFL Endeavor
      Variable Annuity Subaccounts prior to the offering of the Policies through Merrill Lynch.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, PFL may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, PFL may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence. Such fees and charges include the mortality and expense risk fee and the administrative charge.

                                   TABLE 3--A
             Adjusted Historical Average Annual Total Returns(/1/)
           (Assuming No Surrender Charge or Family Income Protector)
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*

          (Total Separate Account Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                                 Corresponding
                                                    10 Year        Portfolio
  Portfolio                        1 Year  5 Year or Inception  Inception Date
--------------------------------------------------------------------------------
  Capital Guardian Global........  45.59%   N/A     24.96%     February 3, 1998
  Capital Guardian U.S. Equity...    N/A    N/A       N/A       October 9, 2000
  Capital Guardian Value.........  (4.54%) 14.99%   11.88%       May 27, 1993
  Dreyfus Small Cap Value(/2/)...  27.41%  16.09%   12.99%        May 4, 1993
  Dreyfus U.S. Government
   Securities....................  (2.38%)  4.84%    4.01%       May 13, 1994
  Endeavor Asset Allocation......  24.46%  19.24%   13.91%       April 8, 1991
  Endeavor Enhanced Index........  16.36%   N/A     25.45%        May 1, 1997
  Endeavor High Yield............   4.20%   N/A      0.05%       June 1, 1998
  Endeavor Janus Growth..........  56.69%  37.66%   35.08%        May 1, 1999
  Jennison Growth................   3.19%   N/A      6.99%     November 18, 1996
  T. Rowe Price Equity Income....   1.89%   N/A     15.94%      January 3, 1995
  T. Rowe Price Growth Stock.....  20.33%   N/A     25.45%      January 3, 1995
  T. Rowe Price International
   Stock(/3/)....................  30.34%  13.09%    8.10%       April 8, 1991
  Janus Aspen - Aggressive
   Growth -
   Service Shares................    N/A    N/A       N/A      December 31, 1999
  Janus Aspen - Strategic Value -

   Service Shares................    N/A    N/A       N/A      December 31, 1999
  Janus Aspen - Worldwide
   Growth -
   Service Shares................    N/A    N/A       N/A      December 31, 1999
  Transamerica VIF Growth(/4/)...  35.72%  45.88%   27.77%+    February 26, 1969
  Fidelity - VIP Equity-Income -
   Service Class 2(/5/)..........   4.63%  16.76%   12.72%+     October 9, 1986
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/5/)..........  22.27%   N/A     25.76%      January 3, 1995
  Fidelity - VIP III Growth
   Opportunities -
   Service Class 2(/5/)..........   2.58%   N/A     19.66%      January 3, 1995
  Fidelity - VIP III Mid Cap -
   Service Class 2(/5/)..........  46.72%   N/A     50.74%     December 28, 1998
  WRL Alger Aggressive Growth....  66.50%  34.56%   28.38%       March 1, 1994
  WRL Gabelli Global Growth......    N/A    N/A       N/A      September 1, 2000
  WRL Goldman Sachs Growth.......    N/A    N/A     16.82%        May 3, 1999
  WRL Great Companies -
    Global/2/ ...................    N/A    N/A       N/A      September 1, 2000
  WRL Janus Global(/6/)..........  68.58%  30.94%   25.98%     December 3, 1992
  WRL NWQ Value Equity...........   6.29%   N/A      9.07%        May 1, 1996
  WRL Pilgrim Baxter Mid Cap
   Growth........................    N/A    N/A     76.30%        May 3, 1999
  WRL Salomon All Cap............    N/A    N/A     14.41%        May 3, 1999
  WRL T. Rowe Price Dividend
   Growth........................    N/A    N/A     (8.36%)       May 3, 1999
  WRL T. Rowe Price Small Cap....    N/A    N/A     37.13%        May 3, 1999

-------------------------------------------------------------------------------
 +Ten Year Date

                                   TABLE 3--B
             Adjusted Historical Average Annual Total Returns(/1/)
           (Assuming No Surrender Charge or Family Income Protector)
                        Return of Premium Death Benefit*

              (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                                 Corresponding
                                                    10 Year        Portfolio
  Portfolio                        1 Year  5 Year or Inception  Inception Date
--------------------------------------------------------------------------------
  Capital Guardian Global........  45.80%   N/A      25.15%    February 3, 1998
  Capital Guardian U.S. Equity...   N/A     N/A       N/A       October 9, 2000
  Capital Guardian Value.........  (4.39%) 15.14%    12.02%      May 27, 1993
  Dreyfus Small Cap Value(/2/)...  27.60%  16.26%    13.16%       May 4, 1993
  Dreyfus U.S. Government
   Securities....................  (2.39%) 4.96%     4.14%       May 13, 1994
  Endeavor Asset Allocation......  24.65%  19.42%    14.08%      April 8, 1991
  Endeavor Enhanced Index........  16.53%   N/A      25.63%       May 1, 1997
  Endeavor High Yield............  4.36%    N/A      0.19%       June 1, 1998
  Endeavor Janus Growth..........  56.92%  37.86%    35.21%       May 1, 1999
  Jennison Growth................  3.35%    N/A      7.15%     November 18, 1996
  T. Rowe Price Equity Income....  2.04%    N/A      16.10%     January 3, 1995
  T. Rowe Price Growth Stock.....  20.51%   N/A      25.63%     January 3, 1995
  T. Rowe Price International
   Stock(/3/)....................  30.53%  13.25%    8.26%       April 8, 1991
  Janus Aspen - Aggressive
   Growth - Service Shares.......   N/A     N/A       N/A      December 31, 1999
  Janus Aspen - Strategic Value -
   Service Shares................   N/A     N/A       N/A      December 31, 1999
  Janus Aspen - Worldwide
   Growth -Service Shares........   N/A     N/A       N/A      December 31, 1999
  Transamerica VIF Growth(/4/)...  35.92%  39.58%    25.07%+   February 26, 1969
  Fidelity - VIP Equity-Income -
   Service Class 2(/5/)..........  4.78%   16.94%    12.89%     October 9, 1986
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/5/)..........  22.45%   N/A      25.95%     January 3, 1995
  Fidelity - VIP III Growth
   Opportunities -Service Class
   2(/5/)........................  2.74%    N/A      19.83%     January 3, 1995
  Fidelity - VIP III Mid Cap -
   Service Class 2(/5/)..........  46.94%   N/A      50.96%    December 28, 1998
  WRL Alger Aggressive Growth....  66.75%  34.76%    28.57%      March 1, 1994
  WRL Gabelli Global Growth......   N/A     N/A       N/A      September 1, 2000
  WRL Goldman Sachs Growth.......   N/A     N/A      16.74%       May 3, 1999
  WRL Great Companies -
    Global/2/....................   N/A     N/A       N/A      September 1, 2000
  WRL Janus Global(/6/)..........  68.82%  31.13%    26.17%    December 3, 1992
  WRL NWQ Value Equity...........  6.45%    N/A      9.24%        May 1, 1996
  WRL Pilgrim Baxter Mid Cap
   Growth........................   N/A     N/A      76.46%       May 3, 1999
  WRL Salomon All Cap............   N/A     N/A      14.52%       May 3, 1999
  WRL T. Rowe Price Dividend
   Growth........................   N/A     N/A      (8.26%)      May 3, 1999
  WRL T. Rowe Price Small Cap....   N/A     N/A      37.26%       May 3, 1999

-------------------------------------------------------------------------------
 +Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(/2/)Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

(/3/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

(/4/)The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
(/5/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

(/6/)The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

Merrill Lynch Variable Series Funds, Inc.--Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value Focus Subaccount, the Merrill Lynch Developing Capital Markets Focus Subaccount and the Merrill Lynch High Current Income Subaccount (the "Merrill Lynch Subaccounts") had not yet commenced operations. However, Table 3 shows average annual total return information based on the hypothetical assumption that those subaccounts have been available to the PFL Endeavor ML Variable Annuity Account since inception of the underlying portfolios.

                                    TABLE 3
    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                     (Assuming No Family Income Protector)
                (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                                 Corresponding
                                                                   Portfolio
                                                     10 Year  or   Inception
  Portfolio                            1 Year 5 Year  Inception    Date(/1/)
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value Focus..... 19.27% 17.67%   14.92%     July 1, 1993
  Merrill Lynch High Current Income...  4.33%  6.46%    8.60%+   April 20, 1982
  Merrill Lynch Developing Capital
   Markets Focus...................... 63.00%  2.04%    0.72%     May 2, 1994
-------------------------------------------------------------------------------
                        Return of Premium Death Benefit*
                     (Assuming No Family Income Protector)
                (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------
                                                                 Corresponding
                                                                   Portfolio
                                                     10 Year  or   Inception
  Portfolio                            1 Year 5 Year  Inception    Date(/1/)
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value Focus..... 19.45% 17.85%   15.09%     July 1, 1993
  Merrill Lynch High Current Income...  4.49%  6.62%    8.76%+   April 20, 1982
  Merrill Lynch Developing Capital
   Markets Focus...................... 63.24%  2.20%    0.87%     May 2, 1994

-------------------------------------------------------------------------------
 +Ten Year Date

(/1/)The Subaccounts invest in Class A shares of the Merrill Lynch Variable
     Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners' policy values under the Policies. The Merrill Lynch Basic Value Focus Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets Focus Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in PFL's opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

* As of May 1, 2000 the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

                                   APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

------------------------------------------------------------------------
Policy Form/Endorsement                     Approximate First Issue Date
AV201 101 65 189 (Policy Form)              January 1991
AE830 292 (endorsement)                     May 1992
AE847 394 (endorsement)                     June 1994
AE871 295 (endorsement)                     May 1995
AV254 101 87 196 (Policy Form)              June 1996
AE909 496 (endorsement)                     June 1996
AE890 196 (endorsement)                     June 1996
AV320 101 99 197 (Policy Form)              May 1997
AE945 197 (endorsement)                     May 1997
AV376 101 106 1197 (Policy Form)            May 1998
AV432 101 114 199 (Group Policy Form)       May 2000
AV494 101 124 100 (Individual Policy Form)  May 2000
------------------------------------------------------------------------

                                    AV201 101 65    AV201 101 65    AV254 101 87    AV320 101 99    AV376 101 106   AV432 101 114
                    AV201 101 65   189, AE830 292, 189, AE847 394, 196, AE909 496,  197 and AE945  1197 and AE 945  199 and AV494
 Product Feature         189        and AE847 394   and AE871 295   and AE890 196        197             197         101 124 100
---------------------------------------------------------------------------------------------------------------------------------
 Excess Interest   N/A             N/A             N/A             Yes             Yes             Yes             Yes
 Adjustment
---------------------------------------------------------------------------------------------------------------------------------
 Guaranteed        Total premiums  5% Annually     5% Annually     5% Annually     5% Annually     5% Annually     5% Annually
 Minimum Death     paid, less any  Compounding     Compounding     Compounding     Compounding     Compounding     Compounding
 Benefit           partial         (Option A).     (Option A) or   (Option A) or   (Option A),     (Option A),     (Option A),
 Option(s)         withdrawals                     Annual Step-Up  Annual Step-Up  Annual Step-Up  Double          Greater of 5%
                   and any                         (Option B).     (Option B).     (Option B), or  Enhanced        Annually
                   surrender                       Option A is     Option A is     Return of       (Option B), or  Compounding
                   charges made                    only available  only available  Premium         Return of       through age 80
                   before death,                   if owner and    if owner and    (Option C).     Premium         or Annual
                   accumulated at                  annuitant are   annuitant are   Option A is     (Option C).     Step-Up
                   4% to the date                  both under age  both under age  only available  Option A is     through age 80
                   we receive due                  75.             75.             if owner and    only available  (Option B),
                   proof of death                                                  annuitant are   if owner and    Return of
                   or the policy                                                   both under age  annuitant are   Premium
                   value on the                                                    75. Option B    both under Age  (Option C),
                   date we                                                         is only         75. Option B    and Monthly
                   receive due                                                     available if    is only         Step-Up
                   proof of                                                        owner and       available if    through age 80
                   death, which                                                    annuitant are   owner and       (Option D).
                   ever is                                                         under age 81.   annuitant are   Option A is
                   greater.                                                                        both under age  only available
                                                                                                   81.             if owner and
                                                                                                                   annuitant are
                                                                                                                   both under age
                                                                                                                   75. Option B
                                                                                                                   and D are only
                                                                                                                   available if
                                                                                                                   owner and
                                                                                                                   annuitant are
                                                                                                                   both under age
                                                                                                                   81.
---------------------------------------------------------------------------------------------------------------------------------
 Guaranteed        1 and 3 year    1 and 3 year    1 and 3 year    1, 3, 5, and 7  1, 3, 5 and 7   1, 3, 5, and 7  1, 3, 5, and 7
 Period Options    guaranteed      guaranteed      guaranteed      year            year            year            year
 (available in     periods         periods         periods         guaranteed      guaranteed      guaranteed      guaranteed
 the fixed         available.      available.      available.      periods         periods         periods         periods
 account)                                                          available.      available.      available.      available.
---------------------------------------------------------------------------------------------------------------------------------
 Minimum           4%              4%              4%              3%              3%              3%              3%
 effective annual
 interest rate
 applicable to
 the fixed
 account
---------------------------------------------------------------------------------------------------------------------------------
 Asset             N/A             N/A             N/A             Yes             Yes             Yes             Yes
 Rebalancing
---------------------------------------------------------------------------------------------------------------------------------
 Death Proceeds    Greater of 1)   Greater of (a)  Greatest of     Greatest of     Greatest of     Greatest of     Greatest of
                   the policy      policy value    (a) policy      (a) annuity     (a) policy      (a) policy      (a) policy
                   value on the    and (b) 5%      value and (b)   purchase        value, (b)      value, (b)      value, (b)
                   date we         Annually        guaranteed      value, (b)      cash value,     cash value,     cash value,
                   receive due     Compounding     minimum death   cash value,     and (c)         and (c)         and (c)
                   proof of        Death Benefit   benefit         and (c)         guaranteed      guaranteed      guaranteed
                   death, or 2)                                    guaranteed      minimum death   minimum death   minimum death
                   the total                                       minimum death   benefit.        benefit.        benefit.
                   premiums paid                                   benefit.
                   for this
                   policy, less
                   any partial
                   withdrawals
                   and any
                   surrender
                   charges made
                   before death,
                   accumulated at
                   4% interest
                   per annum to
                   the date we
                   receive due
                   proof of death

                                    AV201 101 65    AV201 101 65    AV254 101 87    AV320 101 99    AV376 101 106   AV432 101 114
                    AV201 101 65   189, AE830 292, 189, AE847 394, 196, AE909 496,  197 and AE945  1197 and AE 945  199 and AV494
 Product Feature         189        and AE847 394   and AE871 295   and AE890 196        197             197         101 124 100
---------------------------------------------------------------------------------------------------------------------------------
 Distribution      N/A             N/A             N/A             N/A             Applicable      Applicable      N/A
 Financing Charge
---------------------------------------------------------------------------------------------------------------------------------
 Is Mortality &    No              No              No              No              No              Yes (1.10%,     Yes (1.25%,
 Expense Risk Fee                                                                                  plus            plus
 different after                                                                                   administrative  administrative
 the annuity                                                                                       charge,         charge,
 commencement                                                                                      regardless of   regardless of
 date?                                                                                             death benefit   death benefit
                                                                                                   chosen prior    chosen prior
                                                                                                   to the annuity  to the annuity
                                                                                                   commencement    commencement
                                                                                                   date)           date).
---------------------------------------------------------------------------------------------------------------------------------
 Product Feature   AV201 101 65    AV201 101 65    AV201 101 65    AV254 101 87    AV320 101 99    AV376 101 106   AV432 101 114
                   189             189, AE830      189, AE847      196, AE909      197 and AE945   1197 and AE945  199 and AV494
                                   292, and AE847  394, and AE871  496, and AE890  197             197             101 124 100
                                   394             295             196
---------------------------------------------------------------------------------------------------------------------------------
 Dollar Cost       N/A             N/A             N/A             Yes             Yes             Yes             Yes
 Averaging Fixed
 Account Option
---------------------------------------------------------------------------------------------------------------------------------
 Service Charge    $35 assessed    $35 assessed    Assessed only   Assessed only   Assessed        Assessed        Assessed
                   on each policy  on each policy  on a policy     on a policy     either on a     either on a     either on a
                   anniversary.    anniversary.    anniversary;    anniversary;    policy          policy          policy
                   Not deducted    Not deducted    Waived if sum   Waived if sum   anniversary or  anniversary or  anniversary or
                   from the fixed  from the fixed  of premium      of premium      on surrender;   on surrender;   on surrender;
                   account.        account.        payments less   payments less   Waived if sum   Waived if sum   Waived if sum
                                                   partial         partial         of premium      of premium      of premium
                                                   withdrawals is  withdrawals is  payments less   payments less   payments less
                                                   at least        at least        partial         partial         partial
                                                   $50,000 on the  $50,000 on the  withdrawals or  withdrawals or  withdrawals or
                                                   policy          policy          the policy      the policy      the policy
                                                   anniversary.    anniversary.    value is at     value is at     value is at
                                                   Not deducted    Not deducted    least $50,000   least $50,000   least $50,000
                                                   from the fixed  from the fixed  on the policy   on the policy   on The policy
                                                   account.        account.        anniversary or  anniversary or  anniversary or
                                                                                   at the time of  at the time of  at the time of
                                                                                   surrender. The  surrender. The  surrender. The
                                                                                   service charge  service charge  service charge
                                                                                   is deducted     is deducted     is deducted
                                                                                   pro-rata from   pro-rata from   pro-rata from
                                                                                   the investment  the investment  the investment
                                                                                   options.        options.        options.
---------------------------------------------------------------------------------------------------------------------------------
 Nursing Care and  N/A             Yes             Yes             Yes             Yes             Yes             Yes
 Terminal
 Condition
 Withdrawal
 Option
---------------------------------------------------------------------------------------------------------------------------------
 Unemployment      N/A             N/A             N/A             N/A             N/A             N/A             Yes
 Waiver

                                                                 THE ENDEAVOR ML
                                                                VARIABLE ANNUITY

                                                                       Issued by

                                                      PFL LIFE INSURANCE COMPANY

Supplement Dated
October 9, 2000
to the
Prospectus dated
October 9, 2000

For New Jersey policies, the optional family income protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "family income protector" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the family income protector is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the family income protector is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the family income protector on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the family income protector, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the other annuity payment options listed in the prospectus. The family income protector payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Please note that if you annuitize using the family income protector before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the family income protector on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the family income protector before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

                         Age Adjustment:
                         Number of Years
 Number of Years Since   Subtracted from
    the Rider Date          Your Age
----------------------------------------
     0-1                       10
----------------------------------------
     1-2                        9
----------------------------------------
     2-3                        8
----------------------------------------
     3-4                        7
----------------------------------------
     4-5                        6
----------------------------------------
     5-6                        5
----------------------------------------
     6-7                        4
----------------------------------------
     7-8                        3
----------------------------------------
     8-9                        2
----------------------------------------
     9-10                       1
----------------------------------------
   greater than 10              0

Please note that the minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Family Income Protector. You can annuitize using the family income protector at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the family income protector on page one of the rider.

Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider.

Termination. The family income protector will terminate upon the earliest of the following:
 .  the date we receive written notice from you requesting termination of the family income protector;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION

                        THE ENDEAVOR ML VARIABLE ANNUITY

                                 Issued through

                        PFL ENDEAVOR VA SEPARATE ACCOUNT

                                Offered by

                           PFL LIFE INSURANCE COMPANY


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Endeavor ML Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated October 9, 2000 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: October 9, 2000

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   3
THE POLICY--GENERAL PROVISIONS.............................................   5
  Owner....................................................................   5
  Entire Policy............................................................   5
  Misstatement of Age or Sex...............................................   6
  Addition, Deletion or Substitution of Investments........................   6
  Excess Interest Adjustment...............................................   6
  Reallocation of Annuity Units After the Annuity Commencement Date........   9
  Annuity Payment Options..................................................   9
  Death Benefit............................................................  11
  Death of Owner...........................................................  13
  Assignment...............................................................  13
  Evidence of Survival.....................................................  13
  Non-Participating........................................................  13
  Amendments...............................................................  14
  Employee and Agent Purchases.............................................  14
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  14
  Tax Status of the Policy.................................................  14
  Taxation of PFL..........................................................  18
INVESTMENT EXPERIENCE......................................................  18
  Accumulation Units.......................................................  18
  Annuity Unit Value and Annuity Payment Rates.............................  20
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION............................  22
HISTORICAL PERFORMANCE DATA................................................  24
  Money Market Yields......................................................  24
  Other Subaccount Yields..................................................  25
  Total Returns............................................................  26
  Other Performance Data...................................................  27
  Adjusted Historical Performance Data.....................................  27
  Past Performance of the Target Account...................................  27
PUBLISHED RATINGS..........................................................  28
STATE REGULATION OF PFL....................................................  28
ADMINISTRATION.............................................................  28
RECORDS AND REPORTS........................................................  28
DISTRIBUTION OF THE POLICIES...............................................  29
VOTING RIGHTS..............................................................  29
OTHER PRODUCTS.............................................................  29
CUSTODY OF ASSETS..........................................................  30
LEGAL MATTERS..............................................................  30
INDEPENDENT AUDITORS.......................................................  30
OTHER INFORMATION..........................................................  30
FINANCIAL STATEMENTS.......................................................  30

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division - Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge.

Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of PFL's general assets and which are not in the separate accounts.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which PFL may offer, into which premiums may be paid or amounts may be transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--Depending upon the state of issue, owner means either:
 . the individual or entity that owns a certificate under a group contract; or . the individual or entity that owns an individual policy.

Participant--A person who makes premium payments or for whom premium payments are made under the policy.

Policy--Depending upon the state of issue, policy means either:
 . the individual certificate under a group contract; or . the individual policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial withdrawals (including the net effect of any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus or minus

 .  accumulated gains or losses in the separate account; minus

 .  losses in the separate account; minus
 .  service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each policy anniversary.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on surrenders of, or partial withdrawals from, the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser.

                        THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records, Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between PFL and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to PFL.

Addition, Deletion, or Substitution of Investments

PFL cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the separate account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                                S*(G-C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment
G =  Guaranteed Interest Rate in effect for the policy
C = Current Guaranteed Interest Rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.
* =  multiplication
/\= exponentiation

                  Example 1 (Surrender, rates increase by 3%):

  Single premium:                                $50,000.00
-----------------------------------------------------------------------------------------
  Guarantee period:                              5 Years
-----------------------------------------------------------------------------------------
  Guarantee rate:                                5.50% per annum
-----------------------------------------------------------------------------------------
  Surrender:                                     middle of contract year 2
-----------------------------------------------------------------------------------------
  Policy value at middle of contract year 2      = 50,000.00* (1.055) /\1.5 = 54,181.21
-----------------------------------------------------------------------------------------
  Penalty free amount at middle of
  contract year 2                                = 50,000.00* .10 = 5,000.00
-----------------------------------------------------------------------------------------
  (assume any gains in the policy is less
  than 10% of premium)
-----------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment   = 54,181.21 - 5,000.00 = 49,181.21
-----------------------------------------------------------------------------------------
  Excess interest adjustment floor               = 50,000.00* (1.03) /\1.5 = 52,266.79
-----------------------------------------------------------------------------------------
  Excess interest adjustment
-----------------------------------------------------------------------------------------
  G = .055
-----------------------------------------------------------------------------------------
  C = .085
-----------------------------------------------------------------------------------------
  M = 18
-----------------------------------------------------------------------------------------
  Excess interest adjustment                     = S* (G - C)* (M/12)
-----------------------------------------------------------------------------------------
                                                 = 49,181.21* (.055 - .085)* (18/12)
-----------------------------------------------------------------------------------------
                                                 = - 2,213.15, but excess interest
                                                 adjustment cannot cause the adjusted
                                                 policy value to fall below the excess
                                                 interest adjustment floor, so the
                                                 adjustment is limited to 52,266.79 -
                                                 54,181.21 = - 1,914.42
-----------------------------------------------------------------------------------------
  Adjusted policy value                          = policy value + excess interest
                                                   adjustment
                                                 = 54,181.21 + ( - 2,213.15) = 51,968.06
-----------------------------------------------------------------------------------------
  Surrender charges                              = (50,000.00 - 5,000.00)* .07 = 3,150.00
-----------------------------------------------------------------------------------------
  Net surrender value at middle of
  contract year 2                                = 54,181.21 - 3,150.00 = 51,031.21


                  Example 2 (Surrender, rates decrease by 1%):

  Single premium:                               $50,000.00
-----------------------------------------------------------------------------------------
  Guarantee period:                             5 Years
-----------------------------------------------------------------------------------------
  Guarantee rate:                               5.50% per annum
-----------------------------------------------------------------------------------------
  Surrender:                                    middle of contract year 2
-----------------------------------------------------------------------------------------
  Policy value at middle of contract year 2     = 50,000.00* (1.055)/\ 1.2 = 54,181.21
-----------------------------------------------------------------------------------------
  Penalty free amount at middle of
  contract year 2                               = 50,000.00* .10 = 5,000.00
-----------------------------------------------------------------------------------------
  (assume any gain in the policy is less than
  10% of premium)
-----------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment  = 54,181.21-5,000.00 = 49,181.21
-----------------------------------------------------------------------------------------
  EIA Floor                                     = 50,000.00* (1.03)/\ 1.5 = 52,266.79
-----------------------------------------------------------------------------------------
  Excess interest adjustment
-----------------------------------------------------------------------------------------
  G = .055
-----------------------------------------------------------------------------------------
  C = .045
-----------------------------------------------------------------------------------------
  M = 18
-----------------------------------------------------------------------------------------
  Excess interest adjustment                    = S* (G-C)* (M/12)
-----------------------------------------------------------------------------------------
                                                = 49,181.21* (.055-.045)* (18/12) = 737.72
-----------------------------------------------------------------------------------------
  Adjusted policy value                         = 54,181.21+737.72 = 54,918.93
-----------------------------------------------------------------------------------------
  Surrender charges                             = (50,000.00-5,000.00)* .07 = 3,150.00
-----------------------------------------------------------------------------------------
  Net surrender value at middle of
   contract year 2                              = 54,918.93-3,150.00 = 51,768.93

On a partial withdrawal, PFL will pay the owner the full amount of withdrawal requested (as long as the policy value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:
                                    R - E+SC
R   = the requested partial withdrawal;
E   = the excess interest adjustment.
SC  = the surrender charges on (EPW - E); where
EPW = the excess partial withdrawal amount.

             Example 3 (Partial Withdrawal, rates increase by 1%):

  Single premium:                               $50,000.00
--------------------------------------------------------------------------------------
  Guarantee period:                             5 Years
--------------------------------------------------------------------------------------
  Guarantee rate:                               5.50% per annum
--------------------------------------------------------------------------------------
  Partial withdrawal:                           $20,000.00; middle of contract year 2
--------------------------------------------------------------------------------------
  Policy value at middle of contract year 2     = 50,000.00* (1.055)/\ 1.2 = 54,181.21
--------------------------------------------------------------------------------------
  Penalty Free Amount at middle of
  contract year 2                               = 50,000.00* .10 = 5,000.00
--------------------------------------------------------------------------------------
  (assume any gain in the policy is less than
  10% of premium)
--------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
--------------------------------------------------------------------------------------
  S = 20,000-5,000.00 = 15,000.00
--------------------------------------------------------------------------------------
  G = .055
--------------------------------------------------------------------------------------
  C = .065
--------------------------------------------------------------------------------------
  M = 18
--------------------------------------------------------------------------------------
  E = 15,000.00* (.055-.065)* (18/12) = - 225.00
--------------------------------------------------------------------------------------
  EPW = 20,000.00-5,000.00 = 15,000.00
--------------------------------------------------------------------------------------
  SC = .07* (15,000.00-(-225.00) = 1,065.75
--------------------------------------------------------------------------------------
  Remaining policy value at middle of           = 54,181.21-(R-E+surrender charge)
  contract year 2
--------------------------------------------------------------------------------------
                                                = 54,181.21-(20,000-
                                                   (-225.00)+1,065.75)
                                                = 32,890.46

             Example 4 (Partial Withdrawal, rates decrease by 1%):

  Single premium:                               $50,000.00
---------------------------------------------------------------------------------------------
  Guarantee period:                             5 Years
---------------------------------------------------------------------------------------------
  Guarantee rate:                               5.50% per annum
---------------------------------------------------------------------------------------------
  Partial withdrawal:                           $20,000.00; middle of policy year 2
---------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2     = 50,000.00* (1.055)/\ 1.5 = 54,181.21
---------------------------------------------------------------------------------------------
  Penalty free amount at middle of
  contract year 2                               = 50,000.00* .10 = 5,000.00
---------------------------------------------------------------------------------------------
  (assume any gain in the policy is less than
  10% of premium)
---------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
---------------------------------------------------------------------------------------------
   S = 20,000.00 - 5,000.00 = 15,000.00
---------------------------------------------------------------------------------------------
   G = .055
---------------------------------------------------------------------------------------------
   C = .045
---------------------------------------------------------------------------------------------
   M = 18
---------------------------------------------------------------------------------------------
   E = 15,000.00* (.055 - .045)*
   (18/12) = 225.00
---------------------------------------------------------------------------------------------
   EPW = 20,000.00 - 5,000.00 = 15,000.00
---------------------------------------------------------------------------------------------
   SC = .07* (15,000.00 - 225.00) = 1,034.25
---------------------------------------------------------------------------------------------
  Remaining policy value at middle of
  contract year 2                               = 54,181.21 - (R-E + surrender charge)
  ---------------------------------------------------------------------------------------------
                                                = 54,181.21 - (20,000.00 - 225.00 + 1,034.25)
                                                = 33,371.96

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment

Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturing date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

        Annuity
        Commencement
        Date                Adjusted Age
        ------------        ------------
          Before 2001        Actual Age
           2001-2010     Actual Age minus 1
           2011-2020     Actual Age minus 2
           2021-2030     Actual Age minus 3
           2031-2040     Actual Age minus 4
           After 2040   As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is (1) multiplied by (2), where:

  (1) is the gross partial withdrawals, where gross partial withdrawal = requested withdrawal minus excess interest adjustment plus surrender charges on (excess partial withdrawal--excess interest adjustment); and

  (2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

                                   Example 1
                          (Assumed Facts for Example)

------------------------------------------------------------------------------
  $75,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
  6%      current surrender charge percentage
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 5,000 surrender charge-free amount (assumes penalty free withdrawal is available)
------------------------------------------------------------------------------
  $10,000 excess partial withdrawal- (amount subject to surrender charge)
------------------------------------------------------------------------------
  $ 100   excess interest adjustment (assumes interest rates have decreased since initial guarantee)
------------------------------------------------------------------------------
  $ 594   surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06 * (10,000-100)
------------------------------------------------------------------------------
  $10,494 reduction in policy value due to excess partial withdrawal = 10,000-
          100 + 594
------------------------------------------------------------------------------
  $23,241 adjusted partial withdrawal = $5,000 + 10,494* (75,000/50,000)
------------------------------------------------------------------------------
  $51,759 New guaranteed minimum death benefit (after withdrawal) = 75,000-
          23,241
------------------------------------------------------------------------------
  $34,506 New policy value (after withdrawal) = 50,000-15,494

Summary:
--------
Reduction in guaranteed minimum death benefit  = $23,241
Reduction in policy value                      = $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                   Example 2
                          (Assumed Facts for Example)

----------------------------------------------------------------------------------------------
  $50,000  current guaranteed minimum death benefit before withdrawal
----------------------------------------------------------------------------------------------
  $75,000  current policy value before withdrawal
----------------------------------------------------------------------------------------------
  $75,000  current death benefit (larger of policy value and guaranteed minimum death benefit)
----------------------------------------------------------------------------------------------
  6%       current surrender charge percentage
----------------------------------------------------------------------------------------------
  $15,000  requested withdrawal
----------------------------------------------------------------------------------------------
  $ 7,500  surrender charge-free amount (assumes penalty free withdrawal is available)
----------------------------------------------------------------------------------------------
  $ 7,500  excess partial withdrawal- (amount subject to surrender charge)
----------------------------------------------------------------------------------------------
  $-100    excess interest adjustment
           (assumes interest rates have increased since initial guarantee)
----------------------------------------------------------------------------------------------
  $ 456    surrender charge on (excess partial withdrawal less excess interest adjustment)
            = 0.06*[(7500-(-100)]
----------------------------------------------------------------------------------------------
  $ 8,056  reduction in policy value due to excess partial withdrawal = 7,500-(-100) + 456 =
           7,500 + 100 + 456
----------------------------------------------------------------------------------------------
  $15,556  adjusted partial withdrawal = (7,500 + 8,056)* (75,000/75,000)
----------------------------------------------------------------------------------------------
  $34,444  New guaranteed minimum death benefit (after withdrawal) = 50,000-15,556
----------------------------------------------------------------------------------------------
  $59,444  New policy value (after withdrawal) = 75,000-15,556

Summary:
--------
Reduction in guaranteed minimum death benefit  = $15,556
Reduction in policy value                      = $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant that is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death Proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

Non-Participating

The policy will not share in PFL's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e. you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth
IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, PFL may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the separate account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share credit or charge for any taxes determined by PFL to have resulted during the valuation period from the investment operations of the subaccount;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.

  (c) is the charge for mortality and expense risk during the valuation period, equal on an annual basis to 1.40% (for each of the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up Death Benefit, and the Monthly Step-Up through age 80 Death Benefit) and 1. 25% (for the Return of Premium Death Benefit) of the daily net asset value of the subaccount, plus the 0.15% administrative charge.

     Illustration of Separate Account Accumulation Unit Value Calculations
                (Assumes 5% Annually Compounding Death Benefit)
       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                        -----------
                             D

 Where: A = The net asset value of an underlying fund share as of the end of the current valuation Period.
            Assume.....................................A = $11.57
        B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
            Assume..........................................B = 0
        C = The per share charge or credit for any taxes reserved for at the end of the current Valuation period.
            Assume..........................................C = 0
        D = The net asset value of an underlying fund share at the end of the immediately preceding Valuation period.
            Assume.....................................D = $11.40
        E = The daily deduction for the mortality and expense risk fee and the administrative charge, which totals 1.55% on an annual basis. On a daily basis, E = .0000421409.


Then, the net investment factor = (11.57 + 0 - 0) - .0000421409 = Z = 1.0148701398
                                  ---------------
                                      (11.40)

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The accumulation unit value for the immediately preceding valuation period.
            Assume............................................ = $X
        B = The net investment factor for the current valuation period.
            Assume............................................. = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

For both the separate account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by
(c), where:

  (a) is the variable annuity unit value on the immediately preceding business day;

  (b) is the net investment factor for the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value


Annuity Unit Value = A * B * C

 Where: A = annuity unit value for the immediately preceding valuation period.
            Assume........................................... = $X
        B = Net investment factor for the valuation period for which the annuity unit value is being calculated.
            Assume............................................ = Y
        C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
            Assume............................................ = Z

Then, the annuity unit value is:

    $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                        ------
                                        $1,000

 Where: A = The cash value as of the annuity commencement date.
            Assume.......................................... = $X
        B = The Annuity purchase rate per $1,000 of cash value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
            Assume.......................................... = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume........................................... = $X
        B = The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume........................................... = $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments, or withdrawals;

 .  there were no premium taxes;

 .  the $100,000 premium is subject to the family income protector;

 . the annuitant is (or both annuitants are) 60 years old when the rider is issued;

 . the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the family income protector rider); and

 .  there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain   Life 10 = Life Annuity with 10 Years Certain

  Rider Anniversary at
  Exercise Date                  Male                 Female          Joint & Survivor
----------------------------------------------------------------------------------------------
                         Life Only   Life 10   Life Only   Life 10   Life Only   Life 10
----------------------------------------------------------------------------------------------
      10 (age 70)         $1,135     $1,067     $  976     $  949     $  854      $ 852
----------------------------------------------------------------------------------------------
           15              1,833      1,634      1,562      1,469      1,332      1,318
----------------------------------------------------------------------------------------------
      20 (age 80)          3,049      2,479      2,597      2,286      2,145      2,078

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of withdrawals on the minimum annuitization value are as follows:


                                   Example 1
                                  Assumptions
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annuitization value on last policy
    anniversary:                                $10,000
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annuitization value at time of
    distribution:                               $10,500
------------------------------------------------------------------------------------------------------------------------------------
  . policy value at time of distribution:       $15,000
------------------------------------------------------------------------------------------------------------------------------------
  . distribution amount:                        $   500
------------------------------------------------------------------------------------------------------------------------------------
  . prior distribution in current policy year:  None
------------------------------------------------------------------------------------------------------------------------------------
                                  Calculations
------------------------------------------------------------------------------------------------------------------------------------
  . maximum annual free amount:                 $10,000 X 6% = $600
------------------------------------------------------------------------------------------------------------------------------------
  . policy value after distribution:            $15,000-$500 = $14,500
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annual value after distribution:    $10,500-$500 = $10,000
------------------------------------------------------------------------------------------------------------------------------------
                                   Example 2
                                  Assumptions
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annuitization value on last policy
    anniversary:                                $10,000
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annuitization value at time of
    distribution:                               $10,500
------------------------------------------------------------------------------------------------------------------------------------
  . policy value at time of distribution:       $15,000
------------------------------------------------------------------------------------------------------------------------------------
  . distribution amount:                        $ 1,500
------------------------------------------------------------------------------------------------------------------------------------
  . prior distribution in current policy year:  $ 1,000
------------------------------------------------------------------------------------------------------------------------------------
                                  Calculations
------------------------------------------------------------------------------------------------------------------------------------
  . maximum annual free amount:                 $   0.0
------------------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600
   [$10,000 X 6% = $600])
------------------------------------------------------------------------------------------------------------------------------------
  . policy value after distribution:            $15,000-$1,500 = $13,500
------------------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annual value after distribution:    $10,500-(10% X $10,500) = $9,450
------------------------------------------------------------------------------------------------------------------------------------
                                   Example 3
                                  Assumptions
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annuitization value on last policy
    anniversary:                                $10,000
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annuitization value at time of
    distribution:                               $10,500
------------------------------------------------------------------------------------------------------------------------------------
  . policy value at time of distribution:       $ 7,500
------------------------------------------------------------------------------------------------------------------------------------
  . distribution amount:                        $ 1,500
------------------------------------------------------------------------------------------------------------------------------------
  . prior distribution in current policy year:  $ 1,000
------------------------------------------------------------------------------------------------------------------------------------
                                  Calculations
------------------------------------------------------------------------------------------------------------------------------------
  .maximum annual free amount:                  $   0.0
------------------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600
   [$10,000 X 6% = $600])
------------------------------------------------------------------------------------------------------------------------------------
  . policy value after distribution:            $ 7,500-$1,500 = $6,000
------------------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,000), the minimum annuitization value is also reduced 20%)
------------------------------------------------------------------------------------------------------------------------------------
  . minimum annual value after distribution:    $10,500-(20% X $10,500) = $8,400

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCS-ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =  Per unit expenses of the subaccount for the 7-day period.

UV =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1+((NCS-ES)/UV))/365///7/-1

Where:

NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =  Per unit expenses of the subaccount for the 7-day period.

UV =  The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.84%, and the effective yield was 3.91% for the 5% Annually Compounding Death Benefit, the Greater of 5% annually compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.99%, and the effective yield was 4.07% for the Return of Premium Death Benefit.

Other Subaccount Yields

PFL may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

                    Yield = 2 * ((((NI-ES)/(U-UV))+1)/6/-1)

Where:

NI= Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES=   Expenses of the subaccount for the 30-day period.

U=    The average number of units outstanding.

UV= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

PFL may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the separate account's underlying portfolio, and deductions for the mortality and expense risk fee, and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                 P (1+T)N = ERV

Where:

T =   The average annual total return net of subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P = A hypothetical initial payment of $1,000.

N = The number of years in the period.

Other Performance Data

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                                CTR = (ERV/P) -1

Where:

CTR = The cumulative total return net of subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P   =  A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

Past Performance for the Target Account

                   Standard Average Annual Total Returns
--------------------------------------------------------------------------------

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*

              (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                               Inception
                                      1 Year    of the     Subaccount
                                      Ended   Subaccount   Inception
  Subaccount                         12/31/99 to 12/31/99     Date
----------------------------------------------------------------------
  The Dow SM Target 5 (July Series)  (19.68%)   (6.24%)   July 1, 1998
----------------------------------------------------------------------

                     Return of Premium Death Benefit*

              (Total Separate Account Annual Expenses: 1.40%)

----------------------------------------------------------------------
                                               Inception
                                      1 Year    of the     Subaccount
                                      Ended   Subaccount   Inception
  Subaccount                         12/31/99 to 12/31/99     Date
----------------------------------------------------------------------
  The Dow SM Target 5 (July Series)  (19.56%)   (6.09%)   July 1, 1998

* As of May 1, 2000, the death benefits available under this policy have been changed to (1) 5% Annually Compounding Death Benefit, (2) Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, (3) Monthly Step-Up Death Benefit, and (4) Return of Premium. However, the total separate account annual expenses for each death benefit did not change.

                               PUBLISHED RATINGS

PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL. The ratings should not be considered as bearing on the safety or investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by PFL. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies, however, PFL reserves the right to do so.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 1999 and 1998 the amount paid to AFSG Securities Corporation was $6,309,434.00 and $13,075,039.78, respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $8,891,105.79 and $29,678,498, respectively.

                                 VOTING RIGHTS

To the extent required by law, PFL will vote the underlying funds' shares held by the separate account at special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

PFL holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the policies to PFL.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the subaccounts of PFL Endeavor VA Separate Account, which are available for investment by The Endeavor ML Variable Annuity policyowners, as of December 31, 1999, and for the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of The PFL Endeavor VA Separate Account, which are available for investment by the PFL Endeavor ML Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of PFL, which are included in this SAI, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   3
  Statements of Operations--Statutory Basis.................................   5
  Statements of Changes in Capital and Surplus--Statutory Basis.............   6
  Statements of Cash Flows--Statutory Basis.................................   7
  Notes to Financial Statements--Statutory Basis............................   9
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  28
  Supplementary Insurance Information.......................................  29
  Reinsurance...............................................................  31

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial statement schedules required by
Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effect of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Admitted Assets
Cash and invested assets:
 Cash and short-term investments........................ $    53,695 $   83,289
 Bonds..................................................   4,892,156  4,822,442
 Stocks:
   Preferred............................................      17,074     14,754
   Common (cost: 1999--$61,813; 1998--$34,731)..........      71,658     49,448
   Affiliated entities (cost: 1999--$10,318; 1998--
    $8,060).............................................       6,764      5,613
 Mortgage loans on real estate..........................   1,339,202  1,012,433
 Real estate, at cost less accumulated depreciation
  ($10,891 in 1999; $9,500 in 1998):
   Home office properties...............................       7,829      8,056
   Properties acquired in satisfaction of debt..........      16,336     11,778
   Investment properties................................      33,707     44,325
 Policy loans...........................................      59,871     60,058
 Other invested assets..................................     123,722     76,482
                                                         ----------- ----------
     Total cash and invested assets.....................   6,622,014  6,188,678
Premiums deferred and uncollected.......................      14,656     15,318
Accrued investment income...............................      65,364     65,308
Receivable from affiliate...............................         --         643
Federal income taxes recoverable........................       1,335        639
Transfers from separate accounts due or accrued.........      92,309     70,866
Other assets............................................      30,119     29,511
Separate account assets.................................   4,905,374  3,348,611
                                                         ----------- ----------
Total admitted assets................................... $11,731,171 $9,719,574
                                                         =========== ==========

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Liabilities and Capital and Surplus
Liabilities:
 Aggregate reserves for policies and contracts:
   Life................................................. $ 1,552,781 $1,357,175
   Annuity..............................................   4,036,751  3,925,293
   Accident and health..................................     254,571    205,736
 Policy and contract claim reserves:
   Life.................................................       8,681      9,101
   Accident and health..................................      37,466     48,906
 Other policyholders' funds.............................     172,774    162,266
 Remittances and items not allocated....................      33,020     19,690
 Asset valuation reserve................................     103,193     91,588
 Interest maintenance reserve...........................      36,120     50,575
 Short-term notes payable to affiliates.................     144,500      9,421
 Other liabilities......................................      70,717     76,766
 Payable for securities.................................      15,136     57,645
 Payable to affiliates..................................      11,517        --
 Separate account liabilities...........................   4,899,289  3,342,884
                                                         ----------- ----------
Total liabilities.......................................  11,376,516  9,357,046
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares autho-
  rized, 266,000 issued and outstanding.................       2,660      2,660
 Paid-in surplus........................................     154,282    154,282
 Unassigned surplus.....................................     197,713    205,586
                                                         ----------- ----------
Total capital and surplus...............................     354,655    362,528
                                                         ----------- ----------
Total liabilities and capital and surplus............... $11,731,171 $9,719,574
                                                         =========== ==========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                  Year ended December 31
                                                1999       1998        1997
                                             ---------- ----------  ----------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life.................................... $  227,510 $  516,111  $  202,435
    Annuity.................................  1,413,049    667,920     657,695
    Accident and health.....................    160,570    178,593     207,982
  Net investment income.....................    437,549    446,984     446,424
  Amortization of interest maintenance re-
   serve....................................      7,588      8,656       3,645
  Commissions and expense allowances on
   reinsurance ceded........................     24,741     32,781      49,859
  Separate account fee income...............     49,826     37,137         --
                                             ---------- ----------  ----------
                                              2,320,833  1,888,182   1,568,040
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health benefits...    115,621    135,184     146,583
    Surrender benefits......................  1,046,611    732,796     658,071
    Other benefits..........................    169,479    152,209     126,495
    Increase (decrease) in aggregate
     reserves for policies and contracts:
    Life....................................    195,606    473,158     149,575
    Annuity.................................    111,427   (278,665)   (203,139)
    Accident and health.....................     48,835     36,407      30,059
    Other...................................     10,480     17,550      16,998
                                             ---------- ----------  ----------
                                              1,698,059  1,268,639     924,642
Insurance expenses:
  Commissions...............................    167,146    136,569     157,300
  General insurance expenses................     54,191     48,018      57,571
  Taxes, licenses and fees..................     12,382     19,166       8,715
  Net transfers to separate accounts........    309,307    302,839     297,480
  Other expenses............................        229      1,016         119
                                             ---------- ----------  ----------
                                                543,255    507,608     521,185
                                             ---------- ----------  ----------
                                              2,241,314  1,776,247   1,445,827
                                             ---------- ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital gains
 on investments.............................     79,519    111,935     122,213
Federal income tax expense..................     25,316     49,835      43,381
                                             ---------- ----------  ----------
Gain from operations before net realized
 capital gains on investments...............     54,203     62,100      78,832
Net realized capital gains on investments
 (net of related federal income taxes and
 amounts transferred to interest maintenance
 reserve)...................................      6,365      3,398       7,159
                                             ---------- ----------  ----------
Net income.................................. $   60,568 $   65,498  $   85,991
                                             ========== ==========  ==========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                                                      Capital
                                           Common Paid-in  Unassigned   and
                                           Stock  Surplus   Surplus   Surplus
                                           ------ -------- ---------- --------
Balance at January 1, 1997                 $2,660 $154,129  $261,558  $418,347
  Capital contribution....................    --       153       --        153
  Net income..............................    --       --     85,991    85,991
  Change in net unrealized capital gains..    --       --      3,592     3,592
  Change in non-admitted assets...........    --       --       (481)     (481)
  Change in asset valuation reserve.......    --       --    (14,974)  (14,974)
  Dividend to stockholder.................    --       --    (62,000)  (62,000)
  Surplus effect of sale of a division....    --       --       (161)     (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division...............................    --       --          5         5
  Amendment of reinsurance agreement......    --       --        389       389
  Surplus effect of reinsurance
   agreement..............................    --       --        402       402
  Change in liability for reinsurance in
   unauthorized companies.................    --       --     (1,901)   (1,901)
                                           ------ --------  --------  --------
Balance at December 31, 1997                2,660  154,282   272,420   429,362
  Net income..............................    --       --     65,498    65,498
  Change in net unrealized capital gains..    --       --      4,504     4,504
  Change in non-admitted assets...........    --       --       (260)     (260)
  Change in asset valuation reserve.......    --       --    (21,763)  (21,763)
  Dividend to stockholder.................    --       --   (120,000) (120,000)
  Increase in liability for reinsurance in
   unauthorized companies.................    --       --      2,036     2,036
  Tax benefit on stock options exercised..    --       --      2,476     2,476
  Change in surplus in separate accounts..    --       --        675       675
                                           ------ --------  --------  --------
Balance at December 31, 1998                2,660  154,282   205,586   362,528
  Net income..............................    --       --     60,568    60,568
  Change in net unrealized capital gains..    --       --    (20,217)  (20,217)
  Change in non-admitted assets...........    --       --       (980)     (980)
  Change in asset valuation reserve.......    --       --    (11,605)  (11,605)
  Dividend to stockholder.................    --       --    (40,000)  (40,000)
  Tax benefit on stock options exercised..    --       --      1,305     1,305
  Change in surplus in separate accounts..    --       --        245       245
  Settlement of prior period tax returns
   and other tax-related adjustments......    --       --      2,811     2,811
                                           ------ --------  --------  --------
Balance at December 31, 1999.............. $2,660 $154,282  $197,713  $354,655
                                           ====== ========  ========  ========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            1999         1998         1997
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,830,365  $ 1,396,428  $ 1,119,936
Net investment income...................     441,737      469,246      452,091
Life and accident and health claims.....    (124,178)    (138,249)    (154,383)
Surrender benefits and other fund
 withdrawals............................  (1,046,611)    (732,796)    (658,071)
Other benefits to policyholders.........    (169,476)    (152,167)    (126,462)
Commissions, other expenses and other
 taxes..................................    (238,192)    (197,135)    (225,042)
Net transfers to separate accounts......    (280,923)    (276,375)    (319,146)
Federal income taxes....................     (24,709)     (72,176)     (47,909)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --           --        (4,826)
Cash received in connection with a
 reinsurance agreement..................         --           --         1,477
Other, net..............................     (23,047)     (93,095)      89,693
                                         -----------  -----------  -----------
Net cash provided by operating
 activities.............................     364,966      203,681      127,358
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,283,038    3,347,174    3,284,095
  Common stocks.........................      60,293       34,564       34,004
  Mortgage loans on real estate.........     158,739      192,210      138,162
  Real estate...........................      13,367        5,624        6,897
  Policy loans..........................         186          --           --
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --           --             8
  Other.................................       6,133        7,210       57,683
                                         -----------  -----------  -----------
                                           3,521,756    3,586,782    3,520,849
Cost of investments acquired:
  Bonds and preferred stocks............  (3,398,158)  (3,251,822)  (3,411,442)
  Common stocks.........................     (76,200)     (36,379)     (37,339)
  Mortgage loans on real estate.........    (480,750)    (257,039)    (159,577)
  Real estate...........................      (7,568)     (11,458)      (2,013)
  Policy loans..........................         --        (2,922)      (2,922)
  Cash paid in association with the sale
   of a division........................         --           --          (591)
  Other.................................     (48,719)     (44,514)     (15,674)
                                         -----------  -----------  -----------
                                          (4,011,395)  (3,604,134)  (3,629,558)
                                         -----------  -----------  -----------
Net cash used in investing activities...    (489,639)     (17,352)    (108,709)

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                    1999      1998     1997
                                                  --------  --------  -------
Financing activities
Issuance (repayment) of short-term intercompany
 notes payable................................... $135,079  $ (6,979) $16,400
Capital contribution.............................      --        --       153
Dividends to stockholder.........................  (40,000) (120,000) (62,000)
                                                  --------  --------  -------
Net cash provided by (used in) financing
 activities......................................   95,079  (126,979) (45,447)
                                                  --------  --------  -------
Increase (decrease) in cash and short-term
 investments.....................................  (29,594)   59,350  (26,798)
Cash and short-term investments at beginning of
 year............................................   83,289    23,939   50,737
                                                  --------  --------  -------
Cash and short-term investments at end of year... $ 53,695  $ 83,289  $23,939
                                                  ========  ========  =======

See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements--Statutory Basis

                            (Dollars in thousands)
                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $530, $102 and $177, respectively, with respect to such practices.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $486,282, $345,319 and $281,095 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           1999                  1998
                                   --------------------- ---------------------
                                    Carrying     Fair     Carrying     Fair
                                     Amount     Value      Amount     Value
                                   ---------- ---------- ---------- ----------
Admitted assets
Cash and short-term investments... $   53,695 $   53,695 $   83,289 $   83,289
Bonds.............................  4,892,156  4,757,325  4,822,442  4,900,516
Preferred stocks..................     17,074     15,437     14,754     14,738
Common stocks.....................     71,658     71,658     49,448     49,448
Affiliated common stock...........      6,764      6,764      5,613      5,613
Mortgage loans on real estate.....  1,339,202  1,299,160  1,012,433  1,089,315
Policy loans......................     59,871     59,871     60,058     60,058
Interest rate cap.................      4,959      1,784      4,445        725
Interest rate swaps...............      8,134     10,609      1,916      6,667
Separate account assets...........  4,905,374  4,905,374  3,348,611  3,348,611
Liabilities
Investment contract liabilities...  4,207,369  4,059,842  4,084,683  4,017,509
Separate account liabilities......  4,377,676  4,212,615  3,271,005  3,213,251
Short-term notes payable to
 affiliates.......................    144,500    144,500      9,421      9,421

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross    Estimated
                                     Carrying  Unrealized Unrealized    Fair
                                      Amount     Gains      Losses     Value
                                    ---------- ---------- ---------- ----------
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $    321  $  152,605
  State, municipal and other
   government......................     62,948       918      1,651      62,215
  Public utilities.................    139,732     5,053      2,555     142,230
  Industrial and miscellaneous.....  2,068,086    78,141     34,493   2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185     15,044   2,431,732
                                    ----------  --------   --------  ----------
                                     4,822,442   132,138     54,064   4,900,516
Preferred stocks...................     14,754        75         91      14,738
                                    ----------  --------   --------  ----------
                                    $4,837,196  $132,213   $ 54,155  $4,915,254
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  194,654 $  192,453
   Due after one year through five years.................  1,151,170  1,121,353
   Due after five years through ten years................    908,926    873,402
   Due after ten years...................................    322,321    318,520
                                                          ---------- ----------
                                                           2,577,071  2,505,728
   Mortgage and other asset-backed securities............  2,315,085  2,251,597
                                                          ---------- ----------
                                                          $4,892,156 $4,757,325
                                                          ========== ==========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       1999     1998     1997
                                                     -------- -------- --------
Interest on bonds and preferred stock............... $347,639 $374,478 $373,496
Dividends on equity investments.....................      734    1,357    1,460
Interest on mortgage loans..........................   92,325   77,960   80,266
Rental income on real estate........................    7,322    6,553    7,501
Interest on policy loans............................    4,141    4,080    3,400
Other investment income.............................    7,978    2,576      613
                                                     -------- -------- --------
Gross investment income.............................  460,139  467,004  466,736
Less investment expenses............................   22,590   20,020   20,312
                                                     -------- -------- --------
Net investment income............................... $437,549 $446,984 $446,424
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                1999        1998        1997
                                             ----------  ----------  ----------
Proceeds.................................... $3,283,038  $3,347,174  $3,284,095
                                             ==========  ==========  ==========
Gross realized gains........................ $   21,171  $   48,760  $   30,094
Gross realized losses.......................    (32,259)     (8,072)    (17,265)
                                             ----------  ----------  ----------
Net realized gains (losses)................. $  (11,088) $   40,688  $   12,829
                                             ==========  ==========  ==========

At December 31, 1999, investments with an aggregate carrying value of $6,346,831 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                   Realized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Debt securities.........  $(11,088) $ 40,688  $ 12,829
Equity securities.......    11,433      (879)    6,972
Mortgage loans on real
 estate.................     4,661    12,637     2,252
Real estate.............       900     3,176     4,252
Short-term investments..    (1,407)    1,533       (19)
Other invested assets...       534    (2,523)    1,632
                          --------  --------  --------
                             5,033    54,632    27,918
Tax effect..............    (5,535)  (22,290)  (10,572)
Transfer from (to)
 interest maintenance
 reserve................     6,867   (28,944)  (10,187)
                          --------  --------  --------
Net realized gains......  $  6,365  $  3,398  $  7,159
                          ========  ========  ========
                             Change in Unrealized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Bonds...................  $(12,711) $   (836) $  2,498
Preferred stocks........    (2,753)      --        --
Common stocks...........    (3,980)    3,751     1,097
Mortgage loans..........      (147)     (150)      --
Other invested assets...      (626)    1,739        (3)
                          --------  --------  --------
Change in unrealized....  $(20,217) $  4,504  $  3,592
                          ========  ========  ========

Gross unrealized gains and gross unrealized losses on equity securities are as follows:

                                 December 31
                            1999      1998      1997
                          --------  --------  --------
Unrealized gains........  $ 11,369  $ 15,980  $ 10,356
Unrealized losses.......    (5,078)   (3,710)   (3,836)
                          --------  --------  --------
Net unrealized gains....  $  6,291  $ 12,270  $  6,520
                          ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 6.42% to 8.67%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $248 were non-income producing for the previous twelve months. Accrued interest of $95 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $15,173 and $16,104, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         1999   1998
                         -----  -----
South Atlantic..........    27%    32%
Pacific.................    18     15
E. North Central........    17     16
Middle Atlantic.........    15     10
Mountain................     9     10
W. South Central........     6      6
W. North Central........     4      5
E. South Central........     3      3
New England.............     1      3

Property Type Distribution

                         December 31
                         1999   1998
                         -----  -----
Office..................    39%    30%
Retail..................    28     35
Industrial..............    18     21
Apartment...............    11     12
Other...................     4      2

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                                 1999     1998
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $115,000 $100,000
    Receive floating--pay fixed...............................   64,017      --
    Receive floating (uncapped)--pay floating (capped)........   41,617   53,011
    Receive floating (LIBOR--pay floating (S&P)...............   60,000   60,000
  Interest rate cap agreements................................  500,000  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)


4. Reinsurance (continued)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                             ----------------------------------
                                                1999        1998        1997
                                             ----------  ----------  ----------
   Direct premiums.......................... $1,942,716  $1,533,822  $1,312,446
   Reinsurance assumed......................      2,723       2,366       2,038
   Reinsurance ceded........................   (144,310)   (173,564)   (246,372)
                                             ----------  ----------  ----------
   Net premiums earned...................... $1,801,129  $1,362,624  $1,068,112
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amount of $139,138, $173,297 and $183,638 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $35,511 and $47,956, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $1,870,190 and $2,163,905, respectively.

At December 31, 1999, amounts recoverable from unauthorized reinsurers of $39,996 (1998--$55,379) and reserve credits for reinsurance ceded of $48,297 (1998--$49,835) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $85,431 at December 31, 1999, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)


5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      1999     1998     1997
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $27,832  $39,177  $42,775
   IMR amortization.................................  (2,656)  (3,030)  (1,276)
   Tax reserve adjustment...........................   1,390      607    2,004
   Excess tax depreciation..........................    (219)    (223)    (392)
   Deferred acquisition costs-- tax basis...........   5,979   11,827    4,308
   Prior year under (over) accrual .................  (3,492)   1,750   (1,016)
   Dividend received deduction......................  (1,666)  (1,053)    (941)
   Charitable contributions.........................     --       --      (848)
   Other items--net.................................  (1,852)     780   (1,233)
                                                     -------  -------  -------
   Federal income tax expense....................... $25,316  $49,835  $43,381
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

In 1999, the Company reached a final settlement with the Internal Revenue Service for 1990 and 1991, resulting in a tax refund of $904 and interest received of $548. These amounts were credited directly to unassigned surplus. The Company also corrected an error in 1999 which related to the 1997 tax-sharing agreement between the Company and various affiliates. This resulted in a credit to unassigned surplus of $1,359.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                                 1999                1998
                                          ------------------- ------------------
                                                      Percent            Percent
                                                        of                 of
                                            Amount     Total    Amount    Total
                                          ----------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................  $   114,544     1%  $   82,048     1%
Subject to discretionary withdrawal at
 book value less surrender charge.......      828,490     8      515,778     5
Subject to discretionary withdrawal at
 market value...........................    4,313,445    41    3,211,896    34
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)...........................    5,021,762    48    5,519,265    58
Not subject to discretionary withdrawal
 provision..............................      248,444     2      228,030     2
                                          -----------   ---   ----------   ---
                                           10,526,685   100%   9,557,017   100%
Less reinsurance ceded..................    1,863,810          2,124,769
                                          -----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities...............  $ 8,662,875         $7,432,248
                                          ===========         ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                     Year ended December 31
                                                     1999      1998      1997
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the separate accounts statement:..
  Transfers to separate accounts.................  $486,282  $345,319  $281,095
  Transfers from separate accounts...............  (175,822)  (42,671)   (9,819)
                                                   --------  --------  --------
Net transfers to separate accounts...............   310,460   302,648   271,276
Reconciling adjustments--change in miscellaneous
 income..........................................    (1,153)      191    26,204
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the life, accident and health
 annual statement................................  $309,307  $302,839  $297,480
                                                   ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1999
Life and annuity:
  Ordinary direct first year business................ $ 2,823  $2,085   $   738
  Ordinary direct renewal business...................  20,950   6,289    14,661
  Group life direct business.........................     638     243       395
  Reinsurance ceded..................................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
Accident and health:
  Direct.............................................     138     --        138
  Reinsurance ceded..................................     (23)    --        (23)
                                                      -------  ------   -------
Total accident and health............................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228
Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

At December 31, 1999 and 1998, the Company had insurance in force aggregating $41,720 and $44,233, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $871 and $998 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $54,203.

The Company paid dividends to its parent of $40,000, $120,000 and $62,000 in 1999, 1998 and 1997, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $408, $380 and $422 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $267, $233 and $226 for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $28, $62 and $62 for the years ended December 31, 1999, 1998 and 1997, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $19,983, $18,706 and $18,705, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,994, $1,491 and $1,188, respectively, to affiliates.

During 1997, the Company received a capital contribution of $153 in cash from its parent.

At December 31, 1999 and 1998, the Company has short-term notes payable to an affiliate of $144,500 and $9,421, respectively. Interest on these notes accrues at rates ranging from 4.85% to 5.90% at December 31, 1999 and 5.13% to 5.52% at December 31, 1998.

                          PFL Life Insurance Company

                            (Dollars in thousands)


9. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $190,299 and $181,720 at December 31, 1999 and 1998, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $374,124 at December 31, 1999, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $19,662 and $17,901 and an offsetting premium tax benefit of $7,429 and $7,631 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,994, $1,985 and $(975) for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                      Summary of Investments--Other than
                        Investments in Related Parties

                            (Dollars in thousands)
                               December 31, 1999

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
            Type of Investment              Cost(1)     Value    Balance Sheet
            ------------------             ---------- --------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities............... $  195,119 $ 189,752   $  195,119
  States, municipalities and political
   subdivisions...........................    545,562   535,945      545,562
  Foreign governments.....................    134,584   138,767      134,584
  Public utilities........................    219,791   214,162      219,791
  All other corporate bonds...............  3,797,100 3,678,699    3,797,100
Redeemable preferred stock................     17,074    15,437       17,074
                                           ---------- ---------   ----------
Total fixed maturities....................  4,909,230 4,772,762    4,909,230
Equity securities
Common stocks:
  Banks, trust and insurance..............      2,676     2,809        2,809
  Industrial, miscellaneous and all
   other..................................     59,137    68,849       68,849
                                           ---------- ---------   ----------
Total equity securities...................     61,813    71,658       71,658
Mortgage loans on real estate.............  1,339,202              1,339,202
Real estate...............................     41,536                 41,536
Real estate acquired in satisfaction of
 debt.....................................     16,336                 16,336
Policy loans..............................     59,871                 59,871
Other long-term investments...............    123,722                123,722
Cash and short-term investments...........     53,695                 53,695
                                           ----------             ----------
Total investments......................... $6,605,405             $6,615,250
                                           ==========             ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                   Future
                                                   Policy              Policy
                                                  Benefits               and
                                                    and     Unearned  Contract
                                                  Expenses  Premiums Liabilities
                                                 ---------- -------- -----------
Year ended December 31, 1999
Individual life................................. $1,550,188 $   --     $ 8,607
Individual health...............................    133,214  10,311     10,452
Group life and health...........................    105,035   8,604     27,088
Annuity.........................................  4,036,751     --         --
                                                 ---------- -------    -------
                                                 $5,825,188 $18,915    $46,147
                                                 ========== =======    =======
Year ended December 31, 1998
Individual life................................. $1,355,283 $   --     $ 8,976
Individual health...............................     94,294   9,631     12,123
Group life and health...........................     93,405  10,298     36,908
Annuity.........................................  3,925,293     --         --
                                                 ---------- -------    -------
                                                 $5,468,275 $19,929    $58,007
                                                 ========== =======    =======
Year ended December 31, 1997
Individual life................................. $  882,003 $   --     $ 8,550
Individual health...............................     62,033   9,207     12,821
Group life and health...........................     88,211  11,892     44,977
Annuity.........................................  4,204,125     --         --
                                                 ---------- -------    -------
                                                 $5,236,372 $21,099    $66,348
                                                 ========== =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                 Benefits,
                                                   Claims
                                         Net     Losses and   Other
                            Premium   Investment Settlement Operating Premiums
                            Revenue    Income*    Expenses  Expenses* Written
                           ---------- ---------- ---------- --------- --------
Year ended December 31,
 1999
Individual life........... $  226,456  $104,029  $  274,730 $141,030  $    --
Individual health.........     77,985    10,036      58,649   35,329    77,716
Group life and health.....     83,639    10,422      61,143   38,075    81,918
Annuity...................  1,413,049   313,062   1,303,537  278,995       --
                           ----------  --------  ---------- --------
                           $1,801,129  $437,549  $1,698,059 $493,429
                           ==========  ========  ========== ========
Year ended December 31,
 1998
Individual life........... $  514,194  $ 85,258  $  545,720 $ 87,455  $    --
Individual health.........     68,963     8,004      48,144   30,442    68,745
Group life and health.....    111,547    11,426      82,690   54,352   108,769
Annuity...................    667,920   342,296     592,085  298,222       --
                           ----------  --------  ---------- --------
                           $1,362,624  $446,984  $1,268,639 $470,471
                           ==========  ========  ========== ========
Year ended December 31,
 1997
Individual life........... $  200,175  $ 75,914  $  211,921 $ 36,185  $    --
Individual health.........     63,548     5,934      37,706   29,216    63,383
Group life and health.....    146,694    11,888     103,581   91,568   143,580
Annuity...................    657,695   352,688     571,434  364,216       --
                           ----------  --------  ---------- --------
                           $1,068,112  $446,424  $  924,642 $521,185
                           ==========  ========  ========== ========

-------------------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                Assumed             Percentage
                                    Ceded to     From               of Amount
                           Gross      Other      Other      Net      Assumed
                           Amount   Companies  Companies   Amount     to Net
                         ---------- ---------  --------- ---------- ----------
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $(500,192) $415,910  $6,454,619    6.4%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  227,363 $   3,967  $  2,723  $  226,119    1.2%
  Individual health.....     83,489     5,504       --       77,985    --
  Group life and
   health...............    205,752   122,113       --       83,639    --
  Annuity...............  1,426,112    12,726       --    1,413,386    --
                         ---------- ---------  --------  ----------    ---
                         $1,942,716 $ 144,310  $  2,723  $1,801,129    0.2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $ 438,590  $ 39,116  $5,984,621     .6%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  515,164 $   3,692  $  2,366  $  513,838     .5%
  Individual health.....     76,438     7,475       --       68,963    --
  Group life and
   health...............    255,848   144,301       --      111,547    --
  Annuity...............    686,372    18,096       --      668,276    --
                         ---------- ---------  --------  ----------    ---
                         $1,533,822 $ 173,564  $  2,366  $1,362,624     .2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1997
Life insurance in
 force.................. $5,025,027 $ 420,519  $ 35,486  $4,639,994     .8%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  201,691 $   3,554  $  2,038  $  200,175    1.0%
  Individual health.....     73,593    10,045       --       63,548    --
  Group life and
   health...............    339,269   192,575       --      146,694    --
  Annuity...............    697,893    40,198       --      657,695    --
                         ---------- ---------  --------  ----------    ---
                         $1,312,446 $ 246,372  $  2,038  $1,068,112     .2%
                         ========== =========  ========  ==========    ===

                                        Financial Statements

                                  PFL Endeavor VA Separate Account -
                                  The Endeavor ML Variable Annuity

                                    Year ended December 31, 1999
                                with Report of Independent Auditors

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                             Financial Statements


                         Year ended December 31, 1999






                                   Contents

Report of Independent Auditors..........................................  1

Financial Statements

Balance Sheets..........................................................  2
Statements of Operations................................................  6
Statements of Changes in Contract Owners' Equity........................ 10
Notes to Financial Statements........................................... 17

                        Report of Independent Auditors



The Board of Directors and Contract Owners of The Endeavor ML Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Endeavor VA Separate Account (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Select 50, Endeavor High Yield, Endeavor Janus Growth, High Current Income, Developing Capital Markets Focus, and Basic Value Focus subaccounts), which are available for investment by contract owners of The Endeavor ML Variable Annuity, as of December 31, 1999, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Endeavor VA Separate Account which are available for investment by contract owners of The Endeavor ML Variable Annuity at December 31, 1999, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                                Balance Sheets

                               December 31, 1999



                                                                                        Endeavor Money
                                                                                            Market
                                                                                          Subaccount
                                                                                     ------------------
Assets
Cash                                                                                         $       17
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                             6,167,550
  Endeavor Asset Allocation Portfolio                                                                 -
  T. Rowe Price International Stock Portfolio                                                         -
  Endeavor Value Equity Portfolio                                                                     -
  Dreyfus Small Cap Value Portfolio                                                                   -
  Dreyfus U. S. Government Securities Portfolio                                                       -
  T. Rowe Price Equity Income Portfolio                                                               -
  T. Rowe Price Growth Stock Portfolio                                                                -
  Endeavor Opportunity Value Portfolio                                                                -
  Endeavor Enhanced Index Portfolio                                                                   -
  Endeavor Select 50 Portfolio                                                                        -
  Endeavor High Yield Portfolio                                                                       -
  Endeavor Janus Growth Portfolio                                                                     -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                                                            -
  Developing Capital Markets Focus Fund                                                               -
  Basic Value Focus Fund                                                                              -
                                                                                     ------------------
Total investments in mutual funds                                                             6,167,550
                                                                                     ------------------
Total assets                                                                                 $6,167,567
                                                                                     ==================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                         $              -
                                                                                     ------------------
Total liabilities                                                                                     -

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                              6,167,567
                                                                                     ------------------
Total liabilities and contract owners' equity                                                $6,167,567
                                                                                     ==================



See accompanying notes.

      Endeavor        T. Rowe Price                         Dreyfus          Dreyfus U. S.
       Asset          International        Endeavor        Small Cap          Government       T. Rowe Price
    Allocation            Stock          Value Equity         Value           Securities       Equity Income
    Subaccount         Subaccount         Subaccount       Subaccount         Subaccount         Subaccount
-------------------------------------------------------------------------------------------------------------
   $         3        $         -        $         2       $         6       $         -       $         -


             -                  -                  -                 -                 -                 -
    20,443,653                  -                  -                 -                 -                 -
             -         13,229,963                  -                 -                 -                 -
             -                  -         11,422,908                 -                 -                 -
             -                  -                  -        17,706,227                 -                 -
             -                  -                  -                 -         7,769,504                 -
             -                  -                  -                 -                 -        22,636,822
             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -

             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -
             -                  -                  -                 -                 -                 -
-------------------------------------------------------------------------------------------------------------
    20,443,653         13,229,963         11,422,908        17,706,227        7,769,504         22,636,822
-------------------------------------------------------------------------------------------------------------
   $20,443,656        $13,229,963        $11,422,910       $17,706,233       $7,769,504        $22,636,822
=============================================================================================================



   $         -        $         1        $         -       $         -       $        4        $         6
-------------------------------------------------------------------------------------------------------------
             -                  1                  -                 -                4                  6


    20,443,656         13,229,962         11,422,910        17,706,233        7,769,500         22,636,816
-------------------------------------------------------------------------------------------------------------
   $20,443,656        $13,229,963        $11,422,910       $17,706,233       $7,769,504        $22,636,822
=============================================================================================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                           Balance Sheets (continued)



                                                                          T. Rowe
                                                                           Price                Endeavor
                                                                          Growth              Opportunity
                                                                           Stock                 Value
                                                                        Subaccount             Subaccount
                                                                      -------------------------------------
Assets
Cash                                                                    $         7           $        -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                 -                    -
  Endeavor Asset Allocation Portfolio                                             -                    -
  T. Rowe Price International Stock Portfolio                                     -                    -
  Endeavor Value Equity Portfolio                                                 -                    -
  Dreyfus Small Cap Value Portfolio                                               -                    -
  Dreyfus U. S. Government Securities Portfolio                                   -                    -
  T. Rowe Price Equity Income Portfolio                                           -                    -
  T. Rowe Growth Stock Portfolio                                         29,582,797                    -
  Endeavor Opportunity Value Portfolio                                            -            6,446,965
  Endeavor Enhanced Index Portfolio                                               -                    -
  Endeavor Select 50 Portfolio                                                    -                    -
  Endeavor High Yield Portfolio                                                   -                    -
  Endeavor Janus Growth Portfolio                                                 -                    -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                                        -                    -
  Developing Capital Markets Focus Fund                                           -                    -
  Basic Value Focus Fund                                                          -                    -
                                                                      -------------------------------------
Total investments in mutual funds                                        29,582,797            6,446,965
                                                                      -------------------------------------
Total assets                                                            $29,582,804           $6,446,965
                                                                      =====================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                          $         -           $        2
                                                                      -------------------------------------
Total liabilities                                                                 -                    2

Contract owners' equity:
 Deferred annuity contracts terminable by owners                         29,582,804            6,446,963
                                                                      -------------------------------------
Total liabilities and contract owners' equity                           $29,582,804           $6,446,965
                                                                      =====================================

See accompanying notes.

                                                                                     Developing
  Endeavor                                             Endeavor          High         Capital
  Enhanced         Endeavor         Endeavor            Janus           Current       Markets        Basic Value
   Index          Select 50        High Yield           Growth          Income         Focus           Focus
 Subaccount       Subaccount       Subaccount         Subaccount      Subaccount     Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------
$        48      $         -      $         4        $         5     $         -     $        -     $         -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
          -                -                -                  -                -             -               -
 33,166,144                -                -                  -                -             -               -
          -        5,315,729                -                  -                -             -               -
          -                -        2,928,025                  -                -             -               -
          -                -                -         82,641,754                -             -               -
          -                -                -                  -        8,895,938             -               -
          -                -                -                  -                -     2,050,022               -
          -                -                -                  -                -             -      17,333,740
---------------------------------------------------------------------------------------------------------------
 33,166,144        5,315,729        2,928,025         82,641,754        8,895,938     2,050,022      17,333,740
---------------------------------------------------------------------------------------------------------------
$33,166,192       $5,315,729      $ 2,928,029        $82,641,759     $  8,895,938    $2,050,022     $17,333,740
===============================================================================================================

$         -       $      113      $         -        $         -     $          6    $       32     $       237
---------------------------------------------------------------------------------------------------------------
          -              113                -                  -                6            32             237


 33,166,192        5,315,616        2,928,029         82,641,759        8,895,932     2,049,990      17,333,503
---------------------------------------------------------------------------------------------------------------
$33,166,192       $5,315,729      $ 2,928,029        $82,641,759     $  8,895,938    $2,050,022     $17,333,740
===============================================================================================================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                           Statements of Operations

                         Year ended December 31, 1999



                                                                                         Endeavor Money
                                                                                             Market
                                                                                           Subaccount
                                                                                        -----------------
Net investment income (loss)
Income:
  Dividends                                                                            $         203,616
Expenses:
  Administrative, mortality and expense risk charges                                              65,851
                                                                                       -----------------
Net investment income (loss)                                                                     137,765

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                          5,113,007
  Cost of investments sold                                                                     5,113,007
                                                                                       -----------------
Net realized capital gain (loss) from sales of investments                                             -

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                                              -
  End of the period                                                                                    -
                                                                                       -----------------
Net change in unrealized appreciation/depreciation of investments                                      -
                                                                                       -----------------
Net realized and unrealized capital gain (loss) from investments                                       -
                                                                                       -----------------
Increase (decrease) from operations                                                    $         137,765
                                                                                       =================


(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.



See accompanying notes.

     Endeavor      T. Rowe Price                         Dreyfus        Dreyfus U. S.
      Asset        International         Endeavor       Small Cap        Government       T. Rowe Price
   Allocation         Stock            Value Equity       Value          Securities       Equity Income
   Subaccount       Subaccount          Subaccount      Subaccount       Subaccount         Subaccount
------------------------------------------------------------------------------------------------------
   $ 2,499,155      $  169,939          $  448,242      $  979,304       $  326,065         $  986,858

       185,955         117,951             144,533         171,260           92,775            265,465
------------------------------------------------------------------------------------------------------
     2,313,200          51,988             303,709         808,044          233,290            721,393


       971,063         722,472           1,700,474       1,250,831        2,051,925          1,114,035
       973,599         663,649           1,658,836       1,443,727        2,085,094          1,019,442
------------------------------------------------------------------------------------------------------
        (2,536)         58,823              41,638        (192,896)         (33,169)            94,593


       364,626         410,143             195,745        (552,080)          93,076            453,344
     1,240,455       2,980,629            (708,954)      1,760,335         (241,731)          (351,116)
------------------------------------------------------------------------------------------------------
       875,829       2,570,486            (904,699)      2,312,415         (334,807)          (804,460)
------------------------------------------------------------------------------------------------------
       873,293       2,629,309            (863,061)      2,119,519         (367,976)          (709,867)
------------------------------------------------------------------------------------------------------
   $ 3,186,493      $2,681,297          $ (559,352)     $2,927,563       $ (134,686)        $   11,526
======================================================================================================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                     Statements of Operations (continued)


                                                                                                     Endeavor
                                                                               T. Rowe Price        Opportunity
                                                                                Growth Stock           Value
                                                                                 Subaccount         Subaccount
                                                                           -------------------------------------
Net investment income (loss)
Income:
  Dividends                                                                $    1,295,562           $    104,939
Expenses:
  Administrative, mortality and expense risk charges                              274,740                 87,290
                                                                           -------------------------------------
Net investment income (loss)                                                    1,020,822                 17,649

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                           1,831,705              1,824,390
  Cost of investments sold                                                      1,433,726              1,772,264
                                                                           -------------------------------------
Net realized capital gain (loss) from sales of investments                        397,979                 52,126

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                       1,535,618                 14,349
  End of the period                                                             4,351,252                104,917
                                                                           -------------------------------------
Net change in unrealized appreciation/depreciation of investments               2,815,634                 90,568
                                                                           -------------------------------------
Net realized and unrealized capital gain (loss) from investments                3,213,613                142,694
                                                                           -------------------------------------
Increase (decrease) from operations                                        $    4,234,435           $    160,343
                                                                           =====================================



(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.



See accompanying notes.

                                                                                      Developing
  Endeavor                                            Endeavor          High           Capital
  Enhanced         Endeavor          Endeavor          Janus           Current         Markets         Basic Value
   Index          Select 50         High Yield         Growth           Income          Focus             Focus
 Subaccount       Subaccount        Subaccount       Subaccount(1)    Subaccount      Subaccount        Subaccount
-------------------------------------------------------------------------------------------------------------------
 $   603,045      $        -        $   17,120      $         -       $  904,048      $   31,573        $ 2,599,691

     264,962          49,512            20,510          598,066          124,487          17,257            173,082
-------------------------------------------------------------------------------------------------------------------
     338,083         (49,512)           (3,390)        (598,066)         779,561          14,316          2,426,609



     802,970         659,745           131,769        1,284,341        1,372,212         330,652            625,675
     565,959         616,723           125,358          739,205        1,592,342         392,113            724,430
-------------------------------------------------------------------------------------------------------------------
     237,011          43,022             6,411          545,136         (220,130)        (61,461)           (98,755)


   1,157,511          74,974            13,143        4,210,495         (664,011)       (217,296)            40,964
   3,412,163       1,529,927            53,689       26,009,253         (874,408)        457,571           (612,115)
-------------------------------------------------------------------------------------------------------------------
   2,254,652       1,454,953            40,546       21,798,758         (210,397)        674,867           (653,079)
-------------------------------------------------------------------------------------------------------------------
   2,491,663       1,497,975            46,957       22,343,894         (430,527)        613,406           (751,834)
-------------------------------------------------------------------------------------------------------------------
 $ 2,829,746      $1,448,463        $   43,567      $21,745,828       $  349,034      $  627,722        $ 1,674,775
===================================================================================================================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1999 and 1998, except as noted



                                                                                   Endeavor Money Market Subaccount
                                                                                -----------------------------------
                                                                                        1999              1998
                                                                                -----------------------------------
Operations:
  Net investment income (loss)                                                  $      137,765           $   51,321
  Net realized capital gain (loss)                                                           -                    -
  Net change in unrealized appreciation/depreciation of investments                          -                    -
                                                                                -----------------------------------
Increase (decrease) from operations                                                    137,765               51,321

Contract transactions:
  Net contract purchase payments                                                     4,418,851            1,804,285
  Transfer payments from (to) other subaccounts or general account                    (212,212)              80,181
  Contract terminations, withdrawals and other deductions                             (461,970)            (157,625)
                                                                                -----------------------------------
Increase from contract transactions                                                  3,744,669            1,726,841
                                                                                -----------------------------------
Net increase in contract owners' equity                                              3,882,434            1,778,162

Contract owners' equity:
  Beginning of the period                                                            2,285,133              506,971
                                                                                -----------------------------------
  End of the period                                                             $    6,167,567           $2,285,133
                                                                                ===================================



(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.



See accompanying notes.

    Endeavor Asset Allocation            T. Rowe Price International                          Endeavor
          Subaccount                          Stock Subaccount                          Value Equity Subaccount
---------------------------------      -------------------------------------     -------------------------------------
     1999                1998                    1999               1998                   1999               1998
---------------------------------      -------------------------------------     -------------------------------------
$   2,313,200        $    349,447      $        51,988           $    (6,200)    $        303,709        $      45,775
       (2,536)              6,356               58,823               (25,050)              41,638               15,209
      875,829             354,393            2,570,486               495,006             (904,699)             146,607
---------------------------------      -------------------------------------     -------------------------------------
    3,186,493             710,196            2,681,297               463,756             (559,352)             207,591


    4,302,495           2,598,582            3,163,240             1,033,058            2,645,791            3,256,698
    5,399,436           3,290,707            1,632,718             2,187,777            1,668,580            2,633,332
     (416,925)           (162,084)            (196,314)             (179,109)            (202,365)             (65,388)
---------------------------------      -------------------------------------     -------------------------------------
    9,285,006           5,727,205            4,599,644             3,041,726            4,112,006            5,824,642
---------------------------------      -------------------------------------     -------------------------------------
   12,471,499           6,437,401            7,280,941             3,505,482            3,552,654            6,032,233


    7,972,157           1,534,756            5,949,021             2,443,539            7,870,256            1,838,023
---------------------------------      -------------------------------------     -------------------------------------
$  20,443,656        $  7,972,157      $    13,229,962           $ 5,949,021     $     11,422,910        $   7,870,256
=================================      =====================================     =====================================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                      Dreyfus Small Cap Value                    Dreyfus U. S. Government
                                                            Subaccount                             Securities Subaccount
                                                  ---------------------------------        -----------------------------------
                                                          1999              1998                   1999              1998
                                                  ---------------------------------        -----------------------------------
Operations:
 Net investment income (loss)                     $      808,044      $     644,027        $      233,290         $     31,656
 Net realized capital gain (loss)                       (192,896)          (341,963)              (33,169)              24,368
 Net change in unrealized appreciation/
  depreciation of investments                          2,312,415           (495,138)             (334,807)              80,508
                                                  ---------------------------------        -----------------------------------
Increase (decrease) from operations                    2,927,563           (193,074)             (134,686)             136,532

Contract transactions:
 Net contract purchase payments                        3,545,506          2,579,315             2,438,360            1,840,411
 Transfer payments from (to) other
  subaccounts or general account                       2,923,591          3,192,530               992,545            2,418,528

 Contract terminations, withdrawals and
  other deductions                                      (201,332)          (271,369)             (341,018)             (59,142)
                                                  ---------------------------------        -----------------------------------
Increase from contract transactions                    6,267,765          5,500,476             3,089,887            4,199,797
                                                  ---------------------------------        -----------------------------------
Net increase in contract owners' equity                9,195,328          5,307,402             2,955,201            4,336,329

Contract owners' equity:
 Beginning of the period                               8,510,905          3,203,503             4,814,299              477,970
                                                  ---------------------------------        -----------------------------------
 End of the period                                $   17,706,233      $   8,510,905        $    7,769,500         $  4,814,299
                                                  =================================        ===================================


(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.


See accompanying notes.

    T. Rowe Price Equity Income                 T. Rowe Price Growth Stock                        Endeavor
           Subaccount                                   Subaccount                       Opportunity Value Subaccount
--------------------------------         -------------------------------------       -------------------------------------
      1999               1998                     1999                1998                    1999                1998
--------------------------------         -------------------------------------       -------------------------------------
$    721,393        $    224,281         $    1,020,822           $    140,477       $       17,649           $    (12,504)
      94,593              48,603                397,979                 48,848               52,126                 14,324

    (804,460)            314,785              2,815,634              1,455,971               90,568                   (633)
--------------------------------         -------------------------------------       -------------------------------------
      11,526             587,669              4,234,435              1,645,296              160,343                  1,187


   5,248,393           4,720,603              8,403,335              4,221,988            1,058,822              2,834,478

   4,940,145           4,925,191              5,651,477              3,845,353             (601,328)             1,919,107

    (593,335)           (290,766)              (632,262)              (114,339)            (109,616)               (90,309)
--------------------------------         -------------------------------------       -------------------------------------
   9,595,203           9,355,028             13,422,550              7,953,002              347,878              4,663,276
--------------------------------         -------------------------------------       -------------------------------------
   9,606,729           9,942,697             17,656,985              9,598,298              508,221              4,664,463


  13,030,087           3,087,390             11,925,819              2,327,521            5,938,742              1,274,279
--------------------------------         -------------------------------------       -------------------------------------
$ 22,636,816        $ 13,030,087         $   29,582,804           $ 11,925,819       $    6,446,963           $  5,938,742
================================         =====================================       =====================================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                                            Endeavor Enhanced                        Endeavor Select 50
                                                             Index Subaccount                           Subaccount
                                                  ------------------------------------      ----------------------------------
                                                         1999               1998                   1999            1998 (1)
                                                  ------------------------------------      ----------------------------------
Operations:
  Net investment income (loss)                    $      338,083          $    (47,293)     $      (49,512)      $     (20,587)
  Net realized capital gain (loss)                       237,011                56,407              43,022              (6,836)
  Net change in unrealized appreciation/
   depreciation of investments                         2,254,652             1,114,533           1,454,953              74,974
                                                  ------------------------------------      ----------------------------------
Increase (decrease) from operations                    2,829,746             1,123,647           1,448,463              47,551

Contract transactions:
  Net contract purchase payments                      12,106,597             3,314,042             954,350           1,822,818
  Transfer payments from (to) other
   subaccounts or general account                     10,436,549             2,226,570             391,477             693,965

  Contract terminations, withdrawals
   and other deductions                                 (372,720)             (153,627)            (41,045)             (1,963)
                                                  ------------------------------------      ----------------------------------
Increase from contract transactions                   22,170,426             5,386,985           1,304,782           2,514,820
                                                  ------------------------------------      ----------------------------------
Net increase in contract owners' equity               25,000,172             6,510,632           2,753,245           2,562,371

Contract owners' equity:
  Beginning of the period                              8,166,020             1,655,388           2,562,371                   -
                                                  ------------------------------------      ----------------------------------
  End of the period                               $   33,166,192          $  8,166,020      $    5,315,616       $   2,562,371
                                                  ====================================      ==================================


(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

See accompanying notes.

                                                                                                  Developing Capital
   Endeavor High Yield                Endeavor Janus             High Current Income                Markets Focus
       Subaccount                   Growth Subaccount                 Subaccount                      Subaccount
------------------------      --------------------------      ---------------------------      ---------------------------
     1999     1998 (2)            1999 (3)       1998             1999             1998           1999            1998
------------------------      --------------------------      ---------------------------      ---------------------------
$    (3,390)   $  (1,263)     $   (598,066) $    (40,959)     $   779,561     $   396,136       $    14,316      $  (3,291)

      6,411       (1,892)          545,136       118,650         (220,130)       (101,819)          (61,461)      (173,704)

     40,546       13,143        21,798,758     4,515,303         (210,397)       (658,076)          674,867       (122,464)
------------------------      --------------------------      ---------------------------       --------------------------
     43,567        9,988        21,745,828     4,592,994          349,034        (363,759)          627,722       (299,459)


  1,561,899      285,792        25,718,106     5,602,811          942,760       1,724,497           301,942        174,872

    977,430       87,832        18,433,931     5,034,772          675,815       4,279,386           275,000        292,614

    (38,479)           -        (1,072,303)     (510,596)        (485,335)       (105,358)          (37,023)        (1,283)
------------------------      --------------------------      ---------------------------       --------------------------
  2,500,850      373,624        43,079,734    10,126,987        1,133,240       5,898,525           539,919        466,203
------------------------      --------------------------      ---------------------------       --------------------------
  2,544,417      383,612        64,825,562    14,719,981        1,482,274       5,534,766         1,167,641        166,744

    383,612            -        17,816,197     3,096,216        7,413,658       1,878,892           882,349        715,605
------------------------      --------------------------      ---------------------------       --------------------------
$ 2,928,029    $ 383,612      $ 82,641,759  $ 17,816,197      $ 8,895,932     $ 7,413,658       $ 2,049,990      $ 882,349
========================      ==========================      ===========================       ==========================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                                                    Basic Value Focus Subaccount
                                                                                -----------------------------------
                                                                                        1999                1998
                                                                                -----------------------------------
Operations:
 Net investment income (loss)                                                   $       2,426,609     $     165,338
 Net realized capital gain (loss)                                                         (98,755)          (97,851)
 Net change in unrealized appreciation/depreciation of investments                       (653,079)           70,811
                                                                                -----------------------------------
Increase (decrease) from operations                                                     1,674,775           138,298

Contract transactions:
 Net contract purchase payments                                                         4,601,605         2,167,226
 Transfer payments from (to) other subaccounts or general account                       3,938,706         3,731,353
 Contract terminations, withdrawals and other deductions                                 (334,573)          (87,844)
                                                                                -----------------------------------
Increase from contract transactions                                                     8,205,738         5,810,735
                                                                                -----------------------------------
Net increase in contract owners' equity                                                 9,880,513         5,949,033

Contract owners' equity:
 Beginning of the period                                                                7,452,990         1,503,957
                                                                                -----------------------------------
 End of the period                                                              $      17,333,503     $   7,452,990
                                                                                ===================================


(1)  Commencement of operations, February 2, 1998.
(2)  Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.


See accompanying notes.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999



1. Organization and Summary of Significant Accounting Policies

Organization

PFL Endeavor VA Separate Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, thirteen of which are invested in specified portfolios of the Endeavor Series Trust and three of which are invested in specified portfolios of the Merrill Lynch Variable Series Funds, Inc. (each a "Series Fund" and collectively "The Series Funds"). Activity in these sixteen investment subaccounts is available to contract owners of The Endeavor ML Variable Annuity. The Endeavor Series Trust portfolios of the Mutual Fund Account are also available to the contract owners of The Endeavor Variable Annuity and The Endeavor Platinum Variable Annuity, also issued by PFL Life. The amounts reported herein represent the activity related to contract owners of The Endeavor ML Variable Annuity only.

Prior to April 30, 1999, the Growth Portfolio of the WRL Series Fund, Inc. was available to contract owners of the AUSA Endeavor Variable Annuity as an investment option. As of the close of business on April 30, 1999, all shares of the Growth Portfolio of the WRL Series Fund, Inc. were exchanged for shares of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. This exchange had no impact at the date of transfer on investments in mutual funds or total contract owners' equity. The Endeavor Select 50 Subaccount and the Endeavor High Yield Subaccount commenced operations on February 2, 1998 and June 2, 1998, respectively.

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                      Net Asset
                                                   Number of          Value Per        Market
                                                  Shares Held           Share           Value            Cost
                                             ------------------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio                6,167,550.240         $ 1.00       $ 6,167,550       $ 6,167,550
  Endeavor Asset Allocation Portfolio              893,125.968          22.89        20,443,653        19,203,198
  T. Rowe Price International Stock
    Portfolio                                      633,618.913          20.88        13,229,963        10,249,334
  Endeavor Value Equity Portfolio                  571,431.111          19.99        11,422,908        12,131,862
  Dreyfus Small Cap Value Portfolio              1,072,454.711          16.51        17,706,227        15,945,892
  Dreyfus U. S. Government Securities
    Portfolio                                      673,851.164          11.53         7,769,504         8,011,235
  T. Rowe Price Equity Income Portfolio          1,160,862.663          19.50        22,636,822        22,987,938
  T. Rowe Price Growth Stock Portfolio           1,029,324.878          28.74        29,582,797        25,231,545
  Endeavor Opportunity Value Portfolio             513,293.414          12.56         6,446,965         6,342,048
  Endeavor Enhanced Index Portfolio              1,826,329.518          18.16        33,166,144        29,753,981
  Endeavor Select 50 Portfolio                     337,292.467          15.76         5,315,729         3,785,802
  Endeavor High Yield Portfolio                    290,190.768          10.09         2,928,025         2,874,336
  Endeavor Janus Growth Portfolio                  866,538.265          95.37        82,641,754        56,632,501
Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                         927,626.444           9.59         8,895,938         9,770,346
  Developing Capital Markets Focus Fund            198,261.286          10.34         2,050,022         1,592,451
  Basic Value Focus Fund                         1,274,539.708          13.60        17,333,740        17,945,855

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                Period ended December 31
                                                       1999                                    1998
                                      -------------------------------------    ----------------------------------
                                            Purchases            Sales              Purchases          Sales
                                      -------------------------------------    ----------------------------------
Endeavor Series Trust:
 Endeavor Money Market
  Portfolio                                $ 8,995,415         $5,113,007          $ 3,330,920       $1,552,747
 Endeavor Asset Allocation
  Portfolio                                 12,569,264            971,063            6,565,495          488,873
 T. Rowe Price International Stock
  Portfolio                                  5,374,107            722,472            3,762,010          726,552
 Endeavor Value Equity Portfolio             6,116,187          1,700,474            6,327,438          457,072
 Dreyfus Small Cap Value
  Portfolio                                  8,326,631          1,250,831            7,249,271        1,104,863
 Dreyfus U. S. Government Securities
   Portfolio                                 5,375,106          2,051,925            4,896,767          665,314
 T. Rowe Price Equity Income
   Portfolio                                11,430,634          1,114,035           10,450,104          870,863
 T. Rowe Price Growth Stock
   Portfolio                                16,275,071          1,831,705            8,591,850          498,442
 Endeavor Opportunity Value
   Portfolio                                 2,189,923          1,824,390            4,960,140          309,396
 Endeavor Enhanced Index
   Portfolio                                23,311,429            802,970            5,852,261          512,616
 Endeavor Select 50 Portfolio                1,915,073            659,795            2,812,251          317,963
 Endeavor High Yield Portfolio               2,629,224            131,769              396,057           23,695
 Endeavor Janus Growth Portfolio            43,766,008          1,284,341           11,119,284        1,033,370
Merrill Lynch Variable Series
 Funds, Inc.:
 High Current Income Fund                    3,285,004          1,372,212            7,063,232          768,564
 Developing Capital Markets
  Focus Fund                                   884,919            330,652              933,880          471,000
 Basic Value Focus Fund                     11,258,197            625,675            6,661,744          685,655

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                 Return of Premium Death Benefit
                                     ------------------------------------------------------
                                                                                  Total
                                         Accumulation      Accumulation          Contract
             Subaccount                  Units Owned        Unit Value             Value
-------------------------------------------------------------------------------------------
Endeavor Money Market                       547,317.665         $ 1.280646      $   700,920
Endeavor Asset Allocation                 1,189,043.271           3.160924        3,758,475
T. Rowe Price International Stock         1,186,858.494           2.001071        2,374,988
Endeavor Value Equity                       961,278.161           2.115695        2,033,771
Dreyfus Small Cap Value                   1,327,060.532           2.278888        3,024,222
Dreyfus U. S. Government Securities       1,667,132.394           1.255919        2,093,783
T. Rowe Price Equity Income               1,874,943.660           2.107761        3,951,933
T. Rowe Price Growth Stock                1,602,288.797           3.124914        5,007,015
Endeavor Opportunity Value                  941,150.633           1.240246        1,167,258
Endeavor Enhanced Index                   3,001,172.313           1.838549        5,517,802
Endeavor Select 50                          447,744.356           1.534754          687,178
Endeavor High Yield                         625,739.546           1.003083          627,669
Endeavor Janus Growth                       292,621.286          50.054351       14,646,969
High Current Income                       1,743,155.373           1.036111        1,806,102
Developing Capital Markets Focus            423,799.182           0.882824          374,140
Basic Value Focus                         2,454,557.131           1.348411        3,309,752

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                          5% Annually Compounding Death Benefit and Double
                                                       Enhanced Death Benefit
                                     --------------------------------------------------------
                                                                                  Total
                                          Accumulation       Accumulation       Contract
             Subaccount                   Units Owned         Unit Value          Value
---------------------------------------------------------------------------------------------
Endeavor Money Market                       4,284,434.467         $ 1.275932      $ 5,466,647
Endeavor Asset Allocation                   5,298,098.838           3.149277       16,685,181
T. Rowe Price International Stock           5,444,716.625           1.993671       10,854,974
Endeavor Value Equity                       4,454,289.314           2.107887        9,389,139
Dreyfus Small Cap Value                     6,466,464.732           2.270485       14,682,011
Dreyfus U. S. Government Securities         4,528,567.266           1.253314        5,675,717
T. Rowe Price Equity Income                 8,897,631.087           2.099984       18,684,883
T. Rowe Price Growth Stock                  7,893,482.303           3.113428       24,575,789
Endeavor Opportunity Value                  4,272,750.319           1.235669        5,279,705
Endeavor Enhanced Index                    15,093,778.210           1.831774       27,648,390
Endeavor Select 50                          3,024,268.788           1.530432        4,628,438
Endeavor High Yield                         2,298,661.602           1.000739        2,300,360
Endeavor Janus Growth                       1,363,436.730          49.870147       67,994,790
High Current Income                         6,868,040.687           1.032293        7,089,830
Developing Capital Markets Focus            1,905,288.618           0.879578        1,675,850
Basic Value Focus                          10,438,672.328           1.343442       14,023,751

A summary of changes in contract owners' account units follows:

                            Endeavor Money    Endeavor Asset     T. Rowe Price       Endeavor       Dreyfus Small
                                Market          Allocation       International     Value Equity       Cap Value
                              Subaccount        Subaccount     Stock Subaccount     Subaccount       Subaccount
                         -----------------------------------------------------------------------------------------
Units outstanding at
 January 1, 1998                   423,914            707,039          1,815,704          881,579        1,731,434
Units purchased                  1,487,348          1,149,076            746,202        1,592,370        1,532,802
Units redeemed and
 transferred                       (64,473)         1,293,297          1,325,688        1,089,315        1,510,181
                         -----------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998               1,846,789          3,149,412          3,887,594        3,563,264        4,774,417
Units purchased                  3,501,097          1,567,446          1,969,645        1,236,337        1,791,102
Units redeemed and
 transferred                      (516,134)         1,770,284            774,336          615,966        1,228,006
                         -----------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1999               4,831,752          6,487,142          6,631,575        5,415,567        7,793,525
                         =========================================================================================

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                                                     T. Rowe
                            Dreyfus U. S.         T. Rowe             Price            Endeavor        Endeavor
                              Government        Price Equity          Growth         Opportunity       Enhanced
                              Securities           Income             Stock             Value            Index
                              Subaccount         Subaccount         Subaccount        Subaccount       Subaccount
                         -------------------------------------------------------------------------------------------
Units outstanding at
 January 1, 1998                  393,564         1,604,708        1,139,626          1,101,975          1,360,116
Units purchased                 1,744,597         2,522,299        1,957,627          2,399,424          2,402,882
Units redeemed and
 transferred                    1,608,944         2,192,537        1,510,496          1,456,736          1,421,968
                         -------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998              3,747,105         6,319,544        4,607,749          4,958,135          5,184,966
Units purchased                 2,058,292         2,521,366        3,146,319            866,656          7,196,921
Units redeemed and
 transferred                      390,303         1,931,665        1,741,703           (610,890)         5,713,064
                         -------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1999              6,195,700        10,772,575        9,495,771          5,213,901         18,094,951
                         ===========================================================================================

                                                                                                 Developing
                                                            Endeavor            High              Capital
                         Endeavor          Endeavor          Janus             Current            Markets       Basic Value
                        Select 50         High Yield         Growth             Income             Focus           Focus
                        Subaccount        Subaccount       Subaccount         Subaccount         Subaccount      Subaccount
                     -------------------------------------------------------------------------------------------------------
Units outstanding at
 January 1, 1998                   -                 -          157,546        1,812,067          921,989        1,438,781
Units purchased            1,757,749           313,529          238,081        1,878,705          249,351        2,100,810
Units redeemed
 and transferred             679,446            85,806          163,939        3,798,236          463,200        3,074,199
                     -------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998          2,437,195           399,335          559,566        7,489,008        1,634,540        6,613,790
Units purchased              782,406         1,576,601          680,673          934,974          404,915        3,570,339
Units redeemed
 and transferred             252,413           948,465          415,819          187,214          289,633        2,709,100
                     -------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1999         3,472,014         2,924,401        1,656,058        8,611,196        2,329,088       12,893,229
                     =======================================================================================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first seven policy years, PFL Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners' account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the contract owners' individual account.

5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.

                (a)(2) Termination of Principal Underwriting Agreement by and
                       between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

                  (m) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

                       (GMIB) Note 14.

                  (n) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b)
                       Loan). Note 15.

                  (o) Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20

                  (p) Form of Group Certificate for the Endeavor Variable Annuity. Note 20

                  (q) Form of Individual Policy for the Endeavor Variable Annuity. Note 20

             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d) Form of Application for the PFL Endeavor Variable Annuity. Note 12.

                  (e) Form of Application for the PFL Endeavor Variable Annuity. Note 14.

                  (f) Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

                  (g) Form of Group Master Application for the Endeavor Variable Annuity. Note 20

             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

               (b)(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17

            (8)(b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22

                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

               (h)(1) Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

            (8)(h)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

                  (i) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                       Note 20

                  (j) Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

               (j)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

                  (k) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

               (k)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company.
                       Note 20

               (8)(l) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

            (8)(l)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 22.

                  (b)  Opinion and Consent of Actuary. Note 20.

             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 16.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.

     Note 13. Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.

     Note 14. Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.

     Note 15. Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.

     Note 16. Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April
                  29, 1999.

     Note 17. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

     Note 18. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

     Note 19. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.


     Note 20. Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.

     Note 21. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28,
                  2000.

     Note 22.     Filed herewith.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       Lary N. Norman                      Director, Chairman of
       4333 Edgewood Road, N.E.            the Board and President
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and General
                                           Counsel

       Douglas C. Kolsrud                  Director, Senior Vice President,
       4333 Edgewood Road, N.E.            Chief Investment Officer
       Cedar Rapids, IA 52499              and Corporate Actuary

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Corporate Controller
       Cedar Rapids, IA 52499

       Bart Herbert, Jr                    Director and Executive
       4333 Edgewood Road, N.E.            Vice President
       Cedar Rapids, IA 52499

       Brenda K. Clancy                    Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                            Jurisdiction of    Percent of Voting
Name                                        Incorporation      Securities Owned                    Business
----                                        ---------------    ----------------                    --------
AEGON N.V.                                  Netherlands        51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.               Netherlands        100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                       Netherlands        100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                    Netherlands        100% AEGON N.V.                     Holding company

AEGON International N.V.                    Netherlands        100% AEGON N.V.                     Holding company

Voting Trust Trustees:                      Delaware                                               Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation              Delaware           100% Voting Trust                   Holding company

Short Hills Management Company              New Jersey         100% AEGON U.S.                     Holding company
                                                               Holding Corporation

CORPA Reinsurance Company                   New York           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                    Indiana            100% AEGON U.S.                     Holding company

                                                               Holding Corporation

RCC North America Inc.                      Delaware           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                             Iowa               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

Transamerica Holding Company                Delaware           100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                         Delaware           100% Transamerica                   Issue debt securities-net
                                                               Holding Company                     proceeds used to make
                                                                                                   loans to affiliates

First AUSA Life Insurance                   Maryland           100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                         New York           82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                    Iowa               100% First AUSA Life Ins. Co.       Insurance
Company of America

Life Investors Alliance, LLC                Delaware           100% LIICA                          Purchase, own, and hold the
                                                                                                   equity interest of other entities

Great American Insurance                    Iowa               100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.            Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial                Administrator of structured
of Kentucky                                                    Services Group, Inc.                settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial                Administrator of structured
                                                               Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                             Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life           Provides administration for
                                                               Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life           Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life           Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                        Hawaii             100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life           Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life                Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                 Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.                Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.               Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General             Sale/admin. of travel
                                                               Insurance Group, Inc.               insurance

Monumental General                          Maryland           100% Monumental General             Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.               to unaffiliated third party
                                                                                                   administrator

Executive Management and                    Maryland           100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.                services

Monumental General Mass                     Maryland           100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.               mass marketed insurance
                                                                                                   coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.               Third party administrator

Investors Warranty of                       Iowa               100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.               Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.               Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.           Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner             Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner             Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.               Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                             Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment         Broker-Dealer
Corp.                                                          Advisors, Inc.

George Beram & Company, Inc.                Massachusetts      100% Diversified Investment         Employee benefit and
                                                               Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                      holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty               Real estate and financial
                                                               Advisors, Inc.                      software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty               Information Systems for
                                                               Advisors, Inc.                      real estate investment
                                                                                                   management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,          Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                            Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                            TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.            General agent

Capital 200 Block Corporation               Delaware           100% CGC                            Real estate holdings

Capital Real Estate                         Delaware           100% CGC                            Furniture and equipment
Development Corporation                                                                            lessor

Commonwealth General.                       Kentucky           100% CGC                            Administrator of structured
Assignment Corporation                                                                             settlements

Diversified Financial Products Inc.         Delaware           100% CGC                            Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                           Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                            Registered investment advisor
                                                                                                   (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                            Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                            Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                            Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance                TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance                Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance                Administrator of group
                                                               Agency, Inc.                        insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Academy Insurance Group, Inc.               Delaware           100% CGC                            Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance              Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                   Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance              General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ampac,  Inc.                                Texas              100% Academy Insurance              Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.

Force Financial Group, Inc.                 Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance              Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance              Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                 Services, Inc.

Capital General Development                 Delaware           100% CGC                            Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General              Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life                Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                            Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit                Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.         Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit                Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life                Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life                Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life               Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                       Major interest in insurance
                                                                                                   and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.             Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.             Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.          Asset management

Inter-America Corporation                   California         100% Transamerica Corp.             Insurance Broker

Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.         Sold 25% of TC Cable, Inc.
                                                                                                   stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.             Telecommunications and
                                                                                                   data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.             Owns and manages a pool of
                                                                                                   high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.             Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.             Commercial & Consumer
                                                                                                   Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.        Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.       Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.               Intermodal Leasing
   ("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                           Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                           Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                           Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                           Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                           Intermodal leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.         Leases & Services intermodal
                                                                                                   equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.      Holding Company
   Inc. ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                           Intermodal Leasing

Greybox L.L.C.                              Delaware           100% TLHI                           Intermodal freight container
                                                                                                   interchange facilitation
                                                                                                   service

Transamerica Trailer                        France             100% Greybox L.L.C.                 Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                           Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                           Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.      Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.      Leasing

Transamerica Distribution                   Delaware           100% TLHI                           Provided door-to-door
   Services, Inc.                                                                                  services for the domestic
                                                                                                   transportation of temperature-
                                                                                                   sensitive products

Transamerica Leasing                        Belg.              100% TLHI                           Leasing
   Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                           Container Leasing

   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                           Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                           Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                  Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                           Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                           Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                           Leasing

Transamerica Leasing                        S. Africa          100% TLHI                           Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                           The Australian (domestic)
   Leasing Pty. Limited                                                                            leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                           Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                           Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                           Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                           Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                           Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                           Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                           Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                           Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                           Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.        Holding company for
   Finance Corporation, I ("TCFCI")                                                                Commercial/consumer
                                                                                                   finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                          Holding company for
                                                                                                   premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.              General financing & other
                                                                                                   services in the US &
                                                                                                   elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.              Provides insurance premium
   Corporation ("TIFC")                                                                            financing in the US with the
                                                                                                   exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                           Provides Insurance premium
   Company (Europe)                                                                                financing in California

Transamerica Insurance Finance              California         100% TIFC                           Disability ins. & holding co.
   Corporation, California                                                                         for various insurance
                                                                                                   subsidiaries of Transamerica
                                                                                                   Corporation

Transamerica Insurance Finance              ON                 100% TIFC                           Provides ins. premium
   Corporation, Canada                                                                             financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                          Provides asset based lending
   Corporation ("TBCC")                                                                            leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                           Holds investments in several
   Financing, Inc.                                                                                 joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Coast Funding Corporation                   Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                           Small business loans

TA Air East, Corp                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                           special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air IV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Marine I Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                           Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                           Special purpose co. for the

                                                                                                   purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

The Plain Company                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                          Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                    comm. Leasing, retail finance
                                                                                                   comm. Recovery service and
                                                                                                   accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                           Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                    appliances, electronics,
                                                                                                   computers, office equip. and
                                                                                                   marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                           Holding company
   Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
   ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                          Mauritius holding company
                                                                                                   of our Indian Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                           A depository for foreclosed
                                                                                                   real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                           To enter into general partner-
                                                                                                   ships for the ownership of
                                                                                                   comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                           Holding co. for inventory
   Finance Corporation ("TIFC")                                                                    finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                           Commercial lending in
                                                                                                   Germany

Transamerica Fincieringsmaatschappij
   B.V.                                     Netherlands        100% Trans. GmbH, Inc.              Commercial lending in
                                                                                                   Europe

BWAC Seventeen, Inc.                        Delaware           100% TIFC                           Holding co. for principal
                                                                                                   Canadian operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.           Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.           Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                           Holding co. for United
                                                                                                   Kingdom operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Commercial lending in the
   Finance Limited ("TCFL")                                                                        United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                           Inactive commercial finance
   Polska Spzoo                                                                                    Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.           Carries out factoring trans-
   France S.A.                                                                                     actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.           Holding co. for Transamerica
                                                                                                   Financieringsmaatschappij
                                                                                                   B.V.

Transamerica Retail Financial               Delaware           100% TIFC                           Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                          Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                          Consumer finance holding
   Holding Company ("TCFHC")                                                                       company

Transamerica Mortgage Company               Delaware           100% TCFHC                          Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                          Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                          Consumer mortgages

Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.          Appraisal and inspection
                                                                                                   services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.       Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.          Property tax information
                                                                                                   services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.          Advertising and marketing
                                                                                                   services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.          To hold problem REO
                                                                                                   properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
   Ft. Myers, Inc.                                                                                 holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                           Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                            Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                            Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.             Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.             Provides insurance premium
   of California ("TICC")                                                                          financing in California

Arbor Life Insurance Company                Arizona            100% TICC                           Life insurance, disability
                                                                                                   insurance

Plaza Insurance Sales Inc.                  California         100% TICC                           Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                           Retail sale of investment
                                                                                                   advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                           Performs services required for
                                                                                                   structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                           Retail sale of securities
                                                                                                   products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.         Retail sale of securities
   Agency of Texas                                                                                 products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.         Variable insurance contract
                                                                                                   sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.         Insurance agent & broker

   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                           Holding & administering
   Services, Inc. ("TIIS")                                                                         foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                           Inactive

Transamerica Occidental Life                California         100% TICC                           Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                     insurance, accident and
                                                                                                   sickness insurance

NEF Investment Company                      California         100% TOLIC                          Real estate development

Transamerica Life Insurance and             N. Carolina        100% TOLIC                          Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                       originally incorporated in CA
                                                                                                   April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                          Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                          Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                          Sells individual life insurance
   of Canada                                                                                       & investment products in all
                                                                                                   provinces and territories of
                                                                                                   Canada

Transamerica Life Insurance Company         New York           100% TOLIC                          Licensed in NY to market life
   of New York                                                                                     insurance, annuities and
                                                                                                   health
                                                                                                   insurance

Transamerica South Park                     Delaware           100% TOLIC                          Provide market analysis of
   Resources, Inc.                                                                                 certain undeveloped land
                                                                                                   holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                          Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                          Third party administrator

Transamerica Products, Inc.                 California         100% TICC                           Parent co. of various
                                                                                                   subsidiary corp. which are
                                                                                                   formed to be co-general
                                                                                                   partners of proprietary limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.        Retail sale of the variable life
                                                                                                   ins. and variable annuity
                                                                                                   products of the Transamerica
                                                                                                   life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.        Passive loss tax service for
                                                                                                   Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                           Real estate information and
                                                                                                   technology services

Transamerica International                  Delaware           100% TICC                           Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                           Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.      Transamerica investment
                                                                                                   services

Transamerica LP Holdings Corp.              Delaware           100% TICC                           Limited partnership
                                                                                                   Investment (initial
                                                                                                   limited partner
                                                                                                   of Transamerica
                                                                                                   Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                           Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                           Responsible for real estate
                                                                                                   investments for Transamerica

Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.       Holds bank account and owns
                                                                                                   certain residual investments in
                                                                                                   certain French real estate
                                                                                                   projects which are managed
                                                                                                   special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.       Owns office buildings in San
                                                                                                   Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.       Ground lessee of 517
                                                                                                   Washington Street,
                                                                                                   San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.       Owns general partnership
                                                                                                   interests in low-income
                                                                                                   housing tax credit
                                                                                                   partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.       Owner and lessor of oil and
                                                                                                   gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.       General partner in
                                                                                                   Transamerica/Oakmont
                                                                                                   Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                           Owns congregate care and
                                                                                                   assisted living retirement
                                                                                                   Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.          Manages congregate care and
                                                                                                   assisted living retirement
                                                                                                   properties.

ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 1999, there were 31,174 Owners of the
Policies.

ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)


Larry N. Norman                                 Ann Spaes
Director and President                          Director and Vice President

Frank A. Camp                                   Darin Smith
Secretary                                       Assistant Vice President
                                                and Assistant Secretary

Lisa Wachendorf                                 Linda Gilmer
Director, Vice President and                    Treasurer/Controller
Compliance Officer and Chief

Thomas R. Moriarty                              Robert Warner
Vice President                                  Assistant Compliance
                                                Officer

Priscilla Hechler                               Emily Bates
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

Thomas Pierpan                                  Clifton Flenniken
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

     AFSG Securities Corporation, the broker/dealer, received $30,348,568.76 and $13,075,039.78 from the Registrant for the year ending December 31, 1999 and for the period from May 1, 1998 through December 31, 1998 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, PFL Life Variable Annuity Account E, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

             (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        PFL and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 2nd day of October, 2000.


                                             PFL ENDEAVOR VA SEPARATE
                                             ACCOUNT

                                             PFL LIFE INSURANCE COMPANY
                                             Depositor

                                                  /s/ Larry N. Norman
                                             ----------------------------------
                                             Larry N. Norman
                                             President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                    Title                          Date
----------                    -----                          ----

/s/ Patrick S. Baird          Director                       October 2, 2000
------------------------
Patrick S. Baird

/s/ Craig D. Vermie           Director                       October 2, 2000
------------------------
Craig D. Vermie

/s/ Larry N. Norman           Director                       October 2, 2000
------------------------
Larry N. Norman               (Principal Executive Officer)

/s/ Bart Herbert, Jr.         Director                       October 2, 2000
------------------------
Bart Herbert, Jr.

/s/ Douglas C. Kolsrud        Director                       October 2, 2000
------------------------
Douglas C. Kolsrud

/s/ Robert J. Kontz           Vice President and             October 2, 2000
------------------------
Robert J. Kontz               Corporate Controller

/s/ Brenda K. Clancy          Treasurer                      October 2, 2000
------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                        33-33085



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                       PFL ENDEAVOR VA SEPARATE ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.  Description of Exhibit                                    Page No.*
-----------  ----------------------                                    ---------

(8)(b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc. and Peoples Benefit Life
             Insurance Company

(8)(h)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust

(8)(l)(1) Amendment to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company

(10)(a)      Consent of Independent Auditors



________________________
* Page numbers included only in manually executed original.